        As filed with the Securities and Exchange Commission on April 22, 2005

                                                   1933 Act File No. 333-71722
                                                   1940 Act File No. 811-10541

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-2

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ] Pre-Effective
Amendment No. [X] Post-Effective Amendment No. 14

                                     and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 15

--------------------------------------------------------------------------------------------
                    OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
--------------------------------------------------------------------------------------------
                      Exact Name of Registrant as Specified in Charter

             6803 South Tucson Way, Centennial, Colorado 80112-3924
--------------------------------------------------------------------------------------------
                     Address of Principal Executive Offices) (Zip Code

                                 (303) 768-3200
--------------------------------------------------------------------------------------------
                     Registrant's Telephone Number, including Area Code

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street, 11th Floor
--------------------------------------------------------------------------------------------
                             New York, NY 10281-1008
                      Name and Address of Agent for Service

Approximate Date of Proposed Public Offering:  _____________

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective

     [X] when declared effective pursuant to Section 8(c)

The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the
Investment Company Act and is making this filing in according with Rule486 under the Securities Act.

     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)
     [   ] on _______________ pursuant to paragraph (a)

If appropriate, check the following box:

[    ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[X]  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-71722.

                CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

-------------------------------------------------------------------------------
    Title of Securities
----------------------------     Amount Being              Amount of
      Being Registered            Registered            Registration Fee
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Units of Limited Liability       $210,000,000               $11,770
Company Interests
-------------------------------------------------------------------------------

Of the $210,000,000 of Limited Liability Company Interests registered hereunder, pursuant to Rule 457(p) under the Securities Act of 1933, an aggregate of $110,000,000 of Limited Liability Company Interests are being carried forward from the registrant's prior registration statement filed initially on October 17, 2001 (File Nos. 333-71722 and 811-10541) and other filings made subsequently. In connection with the prior filings, registration fees of approximately $10,814 in the aggregate paid with respect to the
$110,000,000 of Limited Liability Company Interests carried forward herewith shall offset the total filing fee due hereunder.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the securities Act of 1933, based on the net asset value per share at the commencement of offering.

Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included herein also relates to the securities registered under the prior registration statement filed on October 17, 2001 as amended to date (File Nos. 333-71722 and
811-10541) and includes all of the information that would be required in a prospectus covering all offering made in connection with such prior registration statement. This registration statement and included prospectus shall act, upon effectiveness, as a post-effective amendment to the prior registration statement whose prospectus has been combined herein.

The Registrant amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                  PROSPECTUS dated ___________________, 2005

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                        Limited Liability Company Shares

                             --------------------

            INVESTMENT OBJECTIVE. The Fund is a limited liability company registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund will pursue this objective by investing primarily in private investment partnerships and similar investment vehicles that employ a wide range of specialized investment strategies.

                                                 (continued on following page)
                             --------------------

            Investing in the Fund's limited liability company interests
(denomimated as "Shares") involves a high degree of risk. See "RISK FACTORS"
beginning on page 24.

            Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

            This prospectus concisely provides the information that a
prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference.
Additional information about the Fund, including a statement of additional information ("SAI") dated _____________, 2005, has been filed with the SEC. The
SAI is available upon request and without charge by writing the Fund at the address above or by calling (800) 858-9826. The SAI is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page 59 of this prospectus. The SAI, and other information about the Fund, is also available on the SEC's website (http://www.sec.gov). The address of the
SEC's Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

OppenheimerFunds   Distributor,   Inc.   (the   "Distributor")   acts  as  the
distributor   of  Shares  on  a  best  efforts   basis,   subject  to  various
conditions. Shares are being offered through the Distributor and other brokers  and  dealers  that have  entered  into  selling  agreements  with the
Distributor. Shares will be sold only to "Qualified Investors." See
"Investor  Qualifications."  The  full  amount  of  the  sales  load  will  be reallowed by the  Distributor  to selling  brokers and  dealers.  In addition, the  Distributor  (or one of its  affiliates)  may pay from its own  resources additional  compensation  to brokers  and  dealers of up to 1% of the value of

Shares  sold by such  brokers and  dealers.  Prospective  investors  should be aware that these payments  could create  incentives on the part of the brokers and dealers to more positively  consider the Fund relative to investment funds for which those  parties are not  eligible for payments of this nature (or for which only  smaller  payments are made).  Additional  detail  regarding  these payments may be obtained  directly from your  financial  representative.  (See
"Distribution Arrangements.")

                             --------------------
                       OppenheimerFunds Distributor, Inc.

            INVESTMENT PROGRAM. The Fund will pursue its investment objective by investing primarily in private investment partnerships and similar investment vehicles ("Portfolio Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") that employ a wide range of specialized investment strategies. It will allocate its assets dynamically among a variety of alternative investment strategies that each individually offers the potential for attractive investment returns and are expected to blend together within the
Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets. The investment programs of the
Portfolio Managers may include both market neutral strategies, such as long/short equity investing and various types of arbitrage strategies, as well as directional strategies, such as event driven and distressed investments. In allocating the Fund's assets among Portfolio Managers that pursue directional strategies, the Fund's investment manager will emphasize investment programs that it believes are most likely to achieve high rates of return under prevailing market conditions. Many of these investment programs involve the use of hedging and arbitrage techniques in the equity, fixed income, currency and commodity markets. Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, U.S. and non-U.S.
equities and equity-related instruments, currencies, financial futures, and fixed income and other debt-related instruments. In connection with their investment programs, Portfolio Managers will make use of a variety of sophisticated investment techniques that often involve, among other things, short sales of securities, the use of leverage (i.e., borrowing money for investment purposes), and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts, and options on futures. In lieu of investing in Portfolio Funds, the Fund may on occasion retain a Portfolio Manager to manage a designated portion of the Fund's assets in accordance with the Portfolio Manager's specialized investment style.
The Fund's investment manager will have primary responsibility for selecting
Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager. It will consider various criteria in selecting Portfolio Managers, including: the historical investment performance of the Portfolio Manager; its reputation and experience; the effectiveness of its risk management systems; its adherence to its stated investment philosophy;
the quality and stability of the Portfolio Manager's organization; and whether key personnel of the Portfolio Manager have substantial investments in the
Portfolio Manager's investment program.

            INVESTMENT ADVISER. OppenheimerFunds, Inc. (the "Adviser") serves as the Fund's investment adviser. It has operated as an investment adviser since
January 1960. The Adviser (including its subsidiaries) managed more than $___
billion of assets as of March 31, 2005. Its clients include the Oppenheimer mutual funds with more than 7 million shareholder accounts.

            MANAGER. Tremont Partners, Inc. (the "Investment Manager"), an
affiliate of the Adviser, serves as the investment manager and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser. Since 1984, the Investment Manager and its
affiliates have provided alternative investment solutions to a diverse client base, including financial institutions, mutual funds, other investment companies, investment managers and high net worth individuals.

            RESTRICTIONS ON TRANSFER. With very limited exceptions, Shares in the Fund ("Shares") are not transferable and liquidity will be provided only through repurchase offers which may be made from time to time by the Fund as determined by the Board of Directors of the Fund (the "Board") in its sole discretion. See "Repurchases of Shares and Transfers."

            REPURCHASES OF SHARES. To provide a limited degree of liquidity to investors, the Fund from time to time will offer to repurchase its outstanding
Shares pursuant to written tenders by investors. Repurchase offers will be made at such times and on such terms (including as to number of shares) as may be determined by the Board in its sole discretion, subject to certain regulatory requirements imposed by the rules of the Securities and Exchange Commission (the
"SEC"). The Fund intends to offer to repurchase Shares four times a year, as of the last business day of March, June, September and December. If certain notice requirements are met, the Fund will be dissolved if the Share of any investor that has submitted a written request for repurchase of Shares owned by such investor has not been repurchased by the Fund within a period of two years after the investor's request. A redemption fee equal to 1.00% of the value of Shares repurchased by the Fund will apply if the date as of which the Shares are to be valued for purposes of repurchase is less than one year following the date of a
Shareholder's initial investment in the Fund. See "Repurchases of Shares and
Transfers."

            MANAGEMENT FEE AND INCENTIVE FEE. The Fund will pay the Adviser a monthly fee (the "Management Fee") computed at the annual rate of 1.00% of the aggregate value of outstanding Shares determined as of the last day of the month
(before any repurchases of Shares or the accrual of the Incentive Fee, described below). See "Management of the Fund--General."

            The Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee equal to 5% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the
"Preferred Return" (described below), subject to reduction of that excess for prior losses that have not been previously offset against net profits (the
"Incentive Fee"). The reduction for prior losses not previously offset by subsequent profits establishes what is typically referred to as a "high water mark". The Incentive Fee will be accrued monthly and is generally payable annually. No incentive fee will be accrued or payable for any period unless losses from prior periods have been recovered by the Fund. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund to the
Adviser, notwithstanding subsequent losses, but will reverse certain accruals as described above. For purposes of both the accrual and payment of the
Incentive Fee, the Preferred Return is equal to the 2-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve
System as of the last business day of the prior calendar year.

            As to the monthly Incentive Fee accruals, the Fund will calculate a liability for the Incentive Fee each month based on the Fund's performance. The
Fund's net asset value will be reduced or increased each month to reflect this calculation, with an increase resulting only from an offset of prior accruals.
If the Fund is in a net loss situation or has not recovered losses from prior periods, i.e., has not regained its high water mark) there will be no accrual or offset of prior accruals (and no Incentive Fee will be paid). If the situation arises, the Fund will keep track of its high water mark or "cumulative loss" on a monthly basis. In effect, the Fund's net asset value will be decreased by these accruals during periods of net profits in excess of the Preferred Return, while net asset value will be increased by any offsets of previously accrued
Incentive Fees resulting from subsequent losses. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss downward in proportion to the number of Shares purchased, so that the repurchase of Shares has the effect of reducing the amount of cumulative loss.

            The Incentive Fee presents risks that are not present in funds without an incentive fee. The overall fees, expenses and the Incentive Fee payable by the Fund or indirectly borne by its investors will be higher than the fees and expenses of most other registered investment companies, but generally will be similar to those of many private investment funds and certain other registered investment companies with investment policies similar to those of the
Fund. The monthly accrual of the Incentive Fee also presents risks because of the fact that an investor buying Shares will pay a price per Share equal to the
Fund's net asset value per Share adjusted to reflect accruals during the course of the year. To the extent accruals are offset subsequently as a result of later net losses, investors who purchased Shares at the time a positive accrual was in effect will benefit disproportionately from the offset relative to Shareholders who held Shares during the period the positive accruals were applied. Another risk presented by the method of the Incentive Fee's calculation is that the
Fund's high water mark is not set on an individual Shareholder basis, such that investors buying Shares subsequent to Fund losses, and therefore subsequent to the establishment of a high water mark, benefit from that high water mark without having experienced the losses that generated it. See "Management of the
Fund--Incentive Fee."

            INVESTOR QUALIFICATIONS. Shares are being offered only to investors that represent that they are natural persons or companies (other than investment companies) that have a net worth (or in the case of individuals, a joint net worth with their spouse) of more than $1,500,000, persons who have immediately after the time of purchase at least $750,000 under the Adviser's or its affiliates' management, including any amount invested in the Fund, or that they meet certain other qualification requirements ("Qualified Investors"). The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any investor is $5,000. Investors generally must hold their Shares through the Distributor or through a broker or dealer that has entered into a selling agreement with the Distributor. Shares are being offered only to investors that are U.S. persons for Federal income tax purposes. See "Investor Qualifications."

                             --------------------

            Shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

            You should rely only on the information contained in this
prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of Shares in any state or other jurisdiction where the offer is not permitted. You should not assume that the information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus.

PROSPECTUS SUMMARY

            This is only a summary. The summary does not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained in this prospectus and in the
SAI.

The Fund                              Oppenheimer   Tremont  Opportunity  Fund,
                                      LLC (the  "Fund") is a limited  liability
                                      company.  The  Fund  is  registered  as a
                                      non-diversified,   closed-end  management
                                      investment  company under the  Investment
                                      Company  Act of  1940,  as  amended  (the
                                      "Investment         Company        Act").
                                      OppenheimerFunds,  Inc.  (the  "Adviser")
                                      serves   as   the    Fund's    investment
                                      adviser.   Tremont  Partners,  Inc.  (the
                                      "Investment  Manager"),  an  affiliate of
                                      the   Adviser,   serves  as  the   Fund's
                                      investment manager.

                                      The Fund's limited liability company
                                      interests have been redenominated, and are
                                      issued and sold, as the "Shares" offered
                                      by this Prospectus. The Fund previously
                                      issued "Interests." Those Interests have
                                      been reissued as Shares. Persons who are
                                      issued Shares by the Fund, and other
                                      persons who acquire Shares and are
                                      admitted to the Fund by its Board of
                                      Directors (the "Board"), will become
                                      "Shareholders."

Investment Objective and Principal    The  Fund's  investment  objective  is to
  Strategies                          seek to  generate  consistently  absolute
                                      returns over various market cycles. The
                                      Fund seeks to achieve this objective by
                                      allocating its assets for investment among
                                      a select group of alternative asset
                                      managers ("Portfolio Managers") employing
                                      a wide range of specialized investment
                                      strategies. It will allocate its assets
                                      dynamically among a variety of alternative
                                      investment strategies that each
                                      individually offer the potential for
                                      attractive investment returns and are
                                      expected to blend together within the
                                      Fund's portfolio to limit the Fund's
                                      overall investment exposure to general
                                      trends in equity, debt and other markets.
                                      The Investment Manager is primarily
                                      responsible for selecting the Portfolio
                                      Managers and determining the portion of
                                      the Fund's assets to be allocated to each
                                      Portfolio Manager, subject to the general
                                      supervision of the Adviser and the Board.
                                      The Fund will implement these allocation
                                      decisions by investing primarily in
                                      private investment partnerships and
                                      similar investment vehicles that are
                                      managed by Portfolio Managers ("Portfolio
                                      Funds").

                                      The investment programs of the Portfolio
                                      Managers may include both market neutral
                                      strategies, such as long/short equity
                                      investing and various types of arbitrage
                                      strategies, as well as directional
                                      strategies, such as event driven and
                                      distressed investments. Although some
                                      Portfolio Managers may pursue strategies
                                      that historically have exhibited low
                                      correlation to traditional equity markets,
                                      other Portfolio Managers may pursue
                                      directional strategies. In allocating the
                                      Fund's assets among Portfolio Managers
                                      that pursue directional strategies, the
                                      Investment Manager will emphasize
                                      investment programs that it believes are
                                      most likely to achieve high rates of
                                      return under prevailing market conditions.
                                      Many of the investment programs of
                                      Portfolio Managers involve the use of
                                      hedging and arbitrage techniques in the
                                      equity, fixed income, currency and
                                      commodity markets. These investment
                                      programs employ a variety of sophisticated
                                      investment techniques that include, among
                                      other things, short sales of securities,
                                      use of leverage (i.e., borrowing money for
                                      investment purposes), and transactions in
                                      derivative securities and other financial
                                      instruments such as stock options, index
                                      options, futures contracts and options on
                                      futures. Portfolio Managers' use of these
                                      techniques will be an integral part of
                                      their investment programs, and involves
                                      significant risks to the Fund.

                                      The investment strategies of the Portfolio
                                      Managers may include, among others:
                                      o     long/short equity;
                                      o     equity hedging and arbitrage;
                                      o     fixed income hedging and arbitrage;
                                      o     currency hedging and arbitrage;
                                      o     index arbitrage;
                                      o     interest rate arbitrage;
                                      o     merger arbitrage;
                                      o     convertible    bond   and   warrant
                                            hedging;
                                      o     statistical    long/short    equity
                                            strategies;
                                      o     pairs trading;
                                      o     event driven; and
                                      o     distressed issuer investing.

                                      These   strategies  are  described  under
                                      "Investment   Objectives   and  Principal
                                      Strategies   -  The   Fund's   Investment
                                      Program."

                                      Portfolio Managers will generally invest
                                      primarily in marketable securities,
                                      although certain Portfolio Managers may
                                      also invest in privately placed securities
                                      and other investments that are illiquid.
                                      Shares in the Portfolio Funds will not
                                      themselves be marketable and will only
                                      have limited liquidity. Portfolio Managers
                                      may invest and trade in a wide range of
                                      instruments and markets, including, but
                                      not limited to, domestic and foreign
                                      equities and equity-related instruments,
                                      currencies, financial futures, and fixed
                                      income and other debt-related instruments.
                                      Portfolio Managers are generally not
                                      limited as to the markets (either by
                                      location or type, such as large
                                      capitalization, small capitalization or
                                      non-U.S. markets) in which they may invest
                                      or the investment discipline that they may
                                      employ (such as value or growth or
                                      bottom-up or top-down analysis).

                                      Portfolio Funds in which the Fund will
                                      invest may include private investment
                                      limited partnerships, joint ventures,
                                      other investment companies and similar
                                      entities managed by Portfolio Managers. In
                                      addition, the Fund may on occasion retain
                                      one or more Portfolio Managers to manage
                                      and invest designated portions of the
                                      Fund's assets (either as separately
                                      managed accounts or by creating separate
                                      investment vehicles in which a Portfolio
                                      Manager will serve as general partner of
                                      the vehicle and the Fund will be the sole
                                      limited partner). (Any arrangement in
                                      which the Fund retains a Portfolio Manager
                                      to manage an account or investment vehicle
                                      for the Fund is referred to as a
                                      "Portfolio Account.")

                                      The Investment Manager will select
                                      Portfolio Managers on the basis of various
                                      criteria, generally including, among other
                                      things: the Portfolio Manager's
                                      performance during various time periods
                                      and market cycles; the Portfolio Manager's
                                      reputation, experience and training; its
                                      articulation of, and adherence to, its
                                      investment philosophy; the presence and
                                      deemed effectiveness of its risk
                                      management discipline; results of on-site
                                      interviews of the management team; the
                                      quality and stability of the Portfolio
                                      Manager's organization, including internal
                                      and external professional staff; and the
                                      existence of substantial investments in
                                      the Portfolio Manager's investment program
                                      by key personnel of the Portfolio Manager.

                                      The Investment Manager will regularly
                                      evaluate each Portfolio Manager to
                                      determine whether its investment program
                                      is consistent with the Fund's investment
                                      objective and whether its investment
                                      performance is satisfactory. Based on
                                      these evaluations, the Investment Manager
                                      will allocate and reallocate the Fund's
                                      assets among Portfolio Managers and may
                                      terminate or add Portfolio Managers. The
                                      termination of Portfolio Managers and the
                                      addition of Portfolio Managers that do not
                                      manage Portfolio Accounts will not require
                                      the approval of Shareholders.

                                      See  "Investment  Objective and Principal
                                      Strategies."

                                      An   investment   in  the  Fund  involves
                                      substantial  risks and no  assurance  can
                                      be given that the Fund will  achieve  its
                                      investment objective.

The Investment Adviser                The    Fund's     investment     adviser,
                                      OppenheimerFunds,  Inc.,  has operated as
                                      an   investment   adviser  since  January
                                      1960.   The   Adviser    (including   its
                                      subsidiaries)   managed  more  than  $170
                                      billion  of assets as of March 31,  2005.
                                      Its  clients   include  the   Oppenheimer
                                      mutual  funds  with  more  than 7 million
                                      shareholder accounts.

                                      Pursuant to an investment advisory
                                      agreement with the Fund (the "Advisory
                                      Agreement"), the Adviser is responsible
                                      for developing, implementing and
                                      supervising the Fund's investment program.
                                      The Adviser is authorized, subject to the
                                      approval of the Board and Shareholders, to
                                      retain one of its affiliates to provide
                                      any or all of the investment advisory
                                      services required to be provided to the
                                      Fund or to assist the Adviser in providing
                                      these services. See "Management of the
                                      Fund--General."

                                      In consideration of services provided by
                                      the Adviser, the Fund will pay the Adviser
                                      a monthly fee (the "Management Fee")
                                      computed at the annual rate of 1.00% of
                                      the aggregate value of outstanding Shares
                                      determined as of the last day of the month
                                      (before any repurchases of Shares or the
                                      accrual of Incentive Fees). See
                                      "Management of the Fund." In addition, the
                                      Adviser (or an affiliated company of the
                                      Adviser that it designates) is entitled to
                                      receive an annual performance-based
                                      incentive fee determined as a percentage
                                      of the net profits as further described
                                      under "Management of the Fund--Incentive
                                      Fee."
The Investment Manager                Tremont  Partners,  Inc., an affiliate of
                                      the  Adviser,  has been  retained  by the
                                      Adviser    to   serve   as   the   Fund's
                                      investment      manager      ("Investment
                                      Manager")   and   is   responsible    for
                                      providing      day-to-day      investment
                                      management  services to the Fund, subject
                                      to  the   supervision   of  the  Adviser.
                                      Since 1984,  the  Investment  Manager and
                                      its affiliates have provided  alternative
                                      investment  solutions to a diverse client
                                      base,  including financial  institutions,
                                      mutual funds, other investment  companies
                                      and high  net  worth  individuals.  These
                                      services  include tracking and evaluating
                                      over  domestic  and  offshore  investment
                                      funds.  The  Investment  Manager  and its
                                      affiliates   were   responsible  for  the
                                      allocation   of   over    $______________
                                      billion    of   client    assets    among
                                      alternative investment strategies,  as of
                                      March  31,  2005.  The  Adviser  will pay
                                      the  Investment  Manager  a  monthly  fee
                                      equal  to  50%  of  the   amount  of  the
                                      Management  Fee  earned  by  the  Adviser
                                      pursuant   to  the   Advisory   Agreement
                                      together  with  the  full  amount  of the
                                      Incentive  Fee,  if any.  See "Management
                                      of the  Fund." The  Investment  Manager's
                                      retention   as  the   Fund's   investment
                                      manager  was  approved  by the  Board and
                                      was also  approved  by the Adviser as the
                                      Fund's sole initial investor.
Incentive Fee                         The Adviser (or an affiliated  company of
                                      the Adviser that it  designates)  is also
                                      entitled  to receive a  performance-based
                                      incentive  fee  equal  to 5% of  the  net
                                      profits    (taking   into   account   net
                                      realized and  unrealized  gains or losses
                                      and net  investment  income or loss),  if
                                      any, in excess of the "Preferred  Return"
                                      (described  below),  subject to reduction
                                      of that  excess  for  prior  losses  that
                                      have not been  previously  offset against
                                      net profits (the "Incentive  Fee").  The
                                      reduction    for   prior    losses    not
                                      previously  offset by subsequent  profits
                                      establishes  what is  typically  referred
                                      to  as  a   "high   water   mark".   The
                                      Incentive  Fee  will be  accrued  monthly
                                      and is  generally  payable  annually.  No
                                      incentive  fee will be accrued or payable
                                      for any period  unless  losses from prior
                                      periods   have  been   recovered  by  the
                                      Fund.    The    Adviser   is   under   no
                                      obligation  to repay  any  Incentive  Fee
                                      previously   paid  by  the  Fund  to  the
                                      Adviser,    notwithstanding   subsequent
                                      losses,    but   will   reverse   certain
                                      accruals   as   described   above.   For
                                      purposes  of both the accrual and payment
                                      of  the  Incentive   Fee,  the  Preferred
                                      Return  is equal to the  2-year  Treasury
                                      constant  maturity  rate as  reported  by
                                      the  Board of  Governors  of the  Federal
                                      Reserve  System  as of the last  business
                                      day of the prior calendar year.

                                      As to the monthly Incentive Fee accruals,
                                      the Fund will calculate a liability for
                                      the Incentive Fee each month based on the
                                      Fund's performance. The Fund's net asset
                                      value will be reduced or increased each
                                      month to reflect this calculation, with an
                                      increase resulting only from an offset of
                                      prior accruals. If the Fund is in a net
                                      loss situation or has not recovered losses
                                      from prior periods, i.e., has not regained
                                      its high water mark, there will be no
                                      accrual or offset of prior accruals (and
                                      no Incentive Fee will be paid). If the
                                      situation arises, the Fund will keep track
                                      of its high water mark or "cumulative
                                      loss" on a monthly basis. In effect, the
                                      Fund's net asset value will be decreased
                                      by these accruals during periods of net
                                      profits in excess of the Preferred Return,
                                      while net asset value will be increased by
                                      any offsets of previously accrued
                                      Incentive Fees resulting from subsequent
                                      losses. Each time shares are repurchased
                                      in a repurchase offer, the Fund will
                                      adjust the amount of any cumulative loss
                                      downward in proportion to the number of
                                      Shares purchased, so that the repurchase
                                      of Shares has the effect of reducing the
                                      amount of cumulative loss.

                                      The Incentive Fee presents risks that are
                                      not present in funds without an incentive
                                      fee. The overall fees, expenses and the
                                      Incentive Fee payable by the Fund or
                                      indirectly borne by its investors will be
                                      higher than the fees and expenses of most
                                      other registered investment companies, but
                                      generally will be similar to those of many
                                      private investment funds and certain other
                                      registered investment companies with
                                      investment policies similar to those of
                                      the Fund. The monthly accrual of the
                                      Incentive Fee also presents risks because
                                      of the fact that an investor buying Shares
                                      will pay a price per Share equal to the
                                      Fund's net asset value per Share adjusted
                                      to reflect accruals during the course of
                                      the year. To the extent accruals are
                                      offset subsequently as a result of later
                                      net losses, investors who purchased Shares
                                      at the time a positive accrual was in
                                      effect will benefit disproportionately
                                      from the offset relative to Shareholders
                                      who held Shares during the period the
                                      positive accruals were applied. Another
                                      risk presented by the method of the
                                      Incentive Fee's calculation is that the
                                      Fund's high water mark is not set on an
                                      individual Shareholder basis, such that
                                      investors buying Shares subsequent to Fund
                                      losses, and therefore subsequent to the
                                      establishment of a high water mark,
                                      benefit from that high water mark without
                                      having experienced the losses that
                                      generated it. See "Management of the
                                      Fund--Incentive Fee."
Administration Fee                    Pursuant to an  Administration  Agreement
                                      between  the  Fund and the  Adviser,  the
                                      Fund will pay the  Adviser a monthly  fee
                                      computed  at the annual  rate of 0.25% of
                                      the   aggregate   value  of   outstanding
                                      Shares  determined  as of the last day of
                                      the  month  (before  any  repurchases  of
                                      Shares or the accrual of Incentive  Fees)
                                      in     consideration      for     certain
                                      administrative  services  provided to the
                                      Fund by the Adviser.  See  "Management of
                                      the Fund--Administrative Services."
Investor Servicing Fee                The    Fund    will    pay   a   fee   to
                                      OppenheimerFunds  Distributor,  Inc. (the
                                      "Distributor")   to   reimburse   it  for
                                      payments  made  to   broker-dealers   and
                                      certain  financial   advisers  that  have
                                      agreed  to   provide   ongoing   investor
                                      services    and    account    maintenance
                                      services  to  investors  in the Fund that
                                      are their  customers  ("Investor  Service
                                      Providers").   This   fee  will  be  paid
                                      quarterly and will be in an amount,  with
                                      respect   to   each   Investor    Service
                                      Provider,  not to exceed  the  lesser of:
                                      (i)  0.50%  (on an  annualized  basis) of
                                      the   aggregate   value  of   outstanding
                                      Shares  held by  investors  that  receive
                                      services   from  the   Investor   Service
                                      Provider,  determined  as of the last day
                                      of  the  calendar   quarter  (before  any
                                      repurchases   of  Shares  or  accrual  of
                                      Incentive     Fees);    or    (ii)    the
                                      Distributor's   actual  payments  to  the
                                      Investor Service  Provider.  In addition,
                                      effective  July 1, 2004,  the  Adviser in
                                      its  discretion  and from its own assets,
                                      may  pay  to  certain   Investor  Service
                                      Providers in respect of their  customers'
                                      investments  in the  Fund  an  additional
                                      amount   not  to  exceed   0.50%  (on  an
                                      annualized  basis) of the aggregate value
                                      of   outstanding   Shares  held  by  such
                                      customers.   See   "Management   of   the
                                      Fund--Investor Servicing Arrangements."

Borrowing                             The Fund is  authorized  to borrow  money
                                      for   investment   purposes,    to   meet
                                      repurchase    requests   and   for   cash
                                      management  purposes.  Borrowings  by the
                                      Fund,  including any borrowings on behalf
                                      of  Portfolio  Accounts,  will be subject
                                      to  a  300%  asset  coverage  requirement
                                      under   the   Investment   Company   Act.
                                      Borrowings  by  Portfolio  Funds  are not
                                      subject   to   this   requirement.    Any
                                      borrowings  by the  Fund  for  investment
                                      purposes (a practice know as  "leverage")
                                      will  be  made   solely   for   Portfolio
                                      Accounts and involve  certain risks.  See
                                      "Risk Factors - Leverage;  Borrowing" and
                                      "Investment   Objective   and   Principal
                                      Strategies - Borrowing; Use of Leverage."

Investor Qualifications               Shares   are   being   offered   only  to
                                      investors  that  represent  that they are
                                      individuals  or  companies   (other  than
                                      investment  companies)  that  have  a net
                                      worth (or in the case of  individuals,  a
                                      joint net worth  with  their  spouse)  of
                                      more than  $1,500,000,  persons  who have
                                      immediately  after  the time of  purchase
                                      at least  $750,000 under the Adviser's or
                                      its  affiliates'  management,   including
                                      any amount  invested in the Fund, or that
                                      they  meet  certain  other  qualification
                                      requirements   ("Qualified   Investors").
                                      In  addition,  Shares  are being  offered
                                      only to investors  that are U.S.  persons
                                      for Federal income tax purposes.

                                      Before an investor may invest in the Fund,
                                      the Distributor or the investor's sales
                                      representative will require a
                                      certification from the investor that it is
                                      a Qualified Investor and that it will not
                                      transfer its Shares except in the limited
                                      circumstances permitted under the LLC
                                      Agreement. (The form of investor
                                      certification that each investor will be
                                      asked to sign is contained in Appendix A
                                      of this prospectus.) If an investor's
                                      certification is not received on or before
                                      the date Shares are to be issued, the
                                      investor's order will not be accepted. See
                                      "Investor Qualifications."

Investor                              Suitability An investment in the Fund
                                      involves substantial risks.

                                      It is possible that an investor may lose
                                      some or all of its investment. Before
                                      making an investment decision, an investor
                                      should (i) consider the suitability of
                                      this investment with respect to its
                                      investment objectives and personal
                                      situation and (ii) consider factors such
                                      as its personal net worth, income, age,
                                      risk tolerance and liquidity needs.

The Offering                          Shares are offered and may be
                                      purchased on a monthly basis or at such
                                      other times as may be determined by the
                                      Board.

                                      The minimum initial investment in the Fund
                                      by an investor is $50,000 (including the
                                      applicable sales load). Subsequent
                                      investments must be at least $25,000
                                      (including the applicable sales load).
                                      Investments of less than $500,000 are
                                      subject to a sales load of 2.5% and
                                      investments of $500,000 or more will be
                                      subject to a sales load of 1.5%, in each
                                      case computed as a percentage of the
                                      public offering price.

                                      Under a Right of Accumulation, in
                                      determining the applicable load, the
                                      amount of each additional investment in
                                      the Fund by a Shareholder will be
                                      aggregated with the amount of the
                                      Shareholder's initial investment and any
                                      other additional investments in the Fund
                                      (net of the value of all Shares held by
                                      the Shareholder repurchased by the Fund).
                                      However, for purposes of determining the
                                      sale load for your investments in the Fund
                                      the right of accumulation privileges do
                                      not apply to investments in other funds
                                      managed by OppenheimerFunds, Inc. or its
                                      affiliates. The Fund no longer honors
                                      Letters of Intent.

                                      The full amount of the sales load is
                                      reallowed by the Distributor to selling
                                      brokers and dealers. In addition, the
                                      Distributor (or one of its affiliates) may
                                      pay from its own resources additional
                                      compensation to brokers and dealers of up
                                      to 1% of the value of Shares sold by such
                                      brokers and dealers. Prospective investors
                                      should be aware that these payments could
                                      create incentives on the part of the
                                      brokers and dealers to more positively
                                      consider the Fund relative to investment
                                      funds for which those parties are not
                                      eligible for payments of this nature (or
                                      for which only smaller payments are made).
                                      Additional detail regarding these payments
                                      may be obtained directly from your
                                      financial representative.
Unlisted Closed-End Structure;        The  Fund  is  a  closed-end   management
Limited Liquidity and                 investment   company.   Closed-end  funds
Transfer Restrictions                 differ    from    open-end     management
                                      investment companies (commonly known as
                                      mutual funds) in that investors in a
                                      closed-end fund, such as the Fund, do not
                                      have the right to redeem their shares on a
                                      daily basis.

                                      In addition, there is no public market for
                                      Shares and none is expected to develop.
                                      With very limited exceptions, the Shares
                                      are not transferable, and liquidity will
                                      be provided only through repurchase offers
                                      made from time to time by the Fund, as
                                      described below. If an investor attempts
                                      to transfer its Share in violation of the
                                      LLC Agreement, the transfer will not be
                                      permitted and will be void. An investment
                                      in the Fund is therefore suitable only for
                                      investors who can bear the risks
                                      associated with the limited liquidity of
                                      Shares and should be viewed as a long-term
                                      investment.

                                      Shares generally may be held only through
                                      the Distributor or a broker or dealer that
                                      has entered into a selling agreement with
                                      the Distributor.

                                      No Shareholder will have the right to
                                      require the Fund to redeem the Shares such
                                      Shareholder owns. The Fund from time to
                                      time may offer to repurchase outstanding
                                      Shares pursuant to written tenders by
                                      Shareholders. Repurchase offers will be
                                      made at such times and on such terms
                                      (including as to the number of Shares) as
                                      may be determined by the Board in its sole
                                      discretion, subject to certain regulatory
                                      requirements imposed by SEC rules, and
                                      generally will be offers to repurchase at
                                      a specified dollar amount of outstanding
                                      Shares. The Fund intends to offer to
                                      repurchase Shares in December 2005, and
                                      thereafter, four times a year, as of the
                                      last business day of March, June,
                                      September and December. A redemption fee
                                      equal to 1.00% of the value of the Shares
                                      repurchased by the Fund will apply if the
                                      date as of which the Shares are to be
                                      valued for purposes of repurchase is less
                                      than one year following the date of a
                                      Shareholder's initial investment in the
                                      Fund. If applicable, the redemption fee
                                      will be deducted before payment of the
                                      proceeds of a repurchase. If certain
                                      notice requirements are met, the Fund will
                                      be dissolved if the Shares of any
                                      Shareholder that has submitted a written
                                      request for repurchase of its Shares, has
                                      not been repurchased by the Fund within a
                                      period of two years after the
                                      Shareholder's request.

                                      If a repurchase offer is oversubscribed by
                                      Shareholders who tender their Shares, the
                                      Fund will repurchase only a pro rata
                                      portion of the Shares tendered by each
                                      Shareholder. In addition, a Shareholder
                                      who tenders for repurchase only a portion
                                      of the Shares such investor owns will be
                                      required to maintain a minimum account
                                      balance of $50,000, as of the date that
                                      the Fund values Shares for repurchase. The
                                      Fund maintains the right to reduce the
                                      portion of a Shareholder's investment to
                                      be repurchased so that the required
                                      minimum account balance is maintained.

                                      The Fund may redeem all or part of a
                                      Shareholder's investment if, among other
                                      reasons, the Adviser determines that it
                                      would be in the best interests of the Fund
                                      to do so. The Fund reserves the right to
                                      reduce that portion of the Shareholder's
                                      investment to be purchased from a
                                      Shareholder to maintain the Shareholder's
                                      account balance at $50,000 if a
                                      Shareholder tenders a portion of the
                                      Shares such investor owns and the
                                      repurchase of that portion would cause the
                                      Shareholder's account balance to fall
                                      below this required minimum. See
                                      "Repurchases of Shares and Transfers--No
                                      Right of Redemption" and "--Repurchases of
                                      Shares."
Taxation                              Prior to June  __,  2005,  the Fund was
                                      treated  as  a  partnership  for  Federal
                                      income tax  purposes.  The  Fund's  Board
                                      has  authorized  the Fund after June __,
                                      2005  to   elect   to  be  taxed  as  a
                                      corporation  and to seek to  qualify as a
                                      "regulated   investment   company"  under
                                      Subchapter  M  of  the  Internal  Revenue
                                      Code  (such  an  election  to  be a  "Tax
                                      Transition"),  so that the  Fund  will no
                                      longer be  treated as a  partnership  for
                                      Federal  tax  purposes.  As  a  regulated
                                      investment  company  under  the  Internal
                                      Revenue  Code,  each  year  that the Fund
                                      qualifies   as  a  regulated   investment
                                      company    and    distributes    to   its
                                      Shareholders  generally  at least  90% of
                                      its  "investment  company taxable income"
                                      (as  defined  in the  Code,  but  without
                                      regard to the dividends paid  deduction),
                                      it will pay no U.S.  federal  income  tax
                                      on  the  earnings  or  capital  gains  it
                                      distributes.  This avoids a "double  tax"
                                      on  that  income  and net  capital  gains
                                      since holders of Shares  normally will be
                                      taxed on the  dividends  and net  capital
                                      gains they  receive from the Fund (unless
                                      their  Shares  are  held in a  retirement
                                      account  that permits tax deferral or the
                                      holder is  otherwise  exempt  from  tax).
                                      Tax-exempt U.S.  investors will not incur
                                      unrelated  business  taxable  income with
                                      respect  to an  investment  in  Shares if
                                      they   do  not   borrow   to   make   the
                                      investment.   The  specific  requirements
                                      under   Subchapter   M   and   additional
                                      information  regarding the Fund's new tax
                                      treatment  are  described  below  in this
                                      prospectus.  See  "Taxes"  and  "General
                                      Information."  No  material  changes  in
                                      the  investment   program  or  day-to-day
                                      management  of the Fund are  contemplated
                                      in   connection    with   the   new   tax
                                      treatment.

                                      Although currently anticipated, there can
                                      be no guarantee that the Fund will, in
                                      fact, seek or obtain this modified tax
                                      treatment, either on the June 2005
                                      timetable set out above or at all. To the
                                      extent the modified tax treatment is
                                      delayed, references to June __, 2005 as
                                      the Tax Transition date must be understood
                                      as a later date, and Shareholders and
                                      prospective investors will receive notice
                                      of the delay. Notice of any decision not
                                      to seek or obtain the modified tax
                                      treatment also will be provided.

                                      Prior to the Tax Transition, Special Fund
                                      Counsel has rendered an opinion that the
                                      Fund, for periods prior to the Tax
                                      Transition, will be treated as a
                                      partnership and not as an association
                                      taxable as a corporation for Federal
                                      income tax purposes. Special Fund Counsel
                                      has also rendered its opinion that, for
                                      the same period and under a "facts and
                                      circumstances" test set forth in
                                      regulations adopted by the U.S. Treasury
                                      Department, the Fund will not be treated
                                      as a "publicly traded partnership" taxable
                                      as a corporation. Accordingly, the Fund
                                      should not be subject to Federal income
                                      tax, and each investor will be required,
                                      for periods prior to the Tax Transition,
                                      to report on its own annual tax return
                                      such investor's distributive share of the
                                      Fund's taxable income or loss.

                                      After the Tax Transition, the Fund's Board
                                      has authorized the Fund to elect to be
                                      taxed as a corporation and to seek to
                                      qualify as a "regulated investment
                                      company" under Subchapter M of the
                                      Internal Revenue Code. Accordingly, the
                                      Fund's tax reporting to shareholders will
                                      be made on IRS Form 1099 instead of
                                      Schedule K-1. For the calendar year ending
                                      December 31, 2005, you may receive reports
                                      from the Fund on both Form 1099 and
                                      Schedule K-1, depending on when you are or
                                      were an investor in the Fund. See "Taxes."

                                      After the Tax Transition, the Fund's new
                                      tax treatment will require that the
                                      "capital account" structure (in which net
                                      increases and decreases in the net value
                                      of the Fund's assets are allocated to a
                                      particular investor's individual capital
                                      account on a generally pro rata basis) be
                                      replaced by a structure in which
                                      Shareholders participate in the Fund's
                                      "general account" on the basis of the
                                      number of Shares of the Fund they hold
                                      relative to the total number of Fund
                                      Shares outstanding. Upon completion of the
                                      Fund's transition to the new tax
                                      treatment, Shareholders who were investors
                                      prior to the Tax Transition will be issued
                                      Fund Shares equal in value to their
                                      capital accounts immediately preceding the
                                      tax transition. Shareholders will refer to
                                      their Share balances when calculating the
                                      value of an investment in the Fund. Each
                                      Share will have the same value (its "net
                                      asset value per share").
ERISA Plans and Other Tax-Exempt      Because the Fund and Portfolio  Funds may
  Entities                            use  leverage,  investors  subject to the
                                      Employee Retirement Income Security Act of
                                      1974, as amended ("ERISA"), and other
                                      tax-exempt investors who were investors in
                                      the Fund prior to the Tax Transition may
                                      incur income tax liability to the extent
                                      the Fund's transactions are treated as
                                      giving rise to unrelated business taxable
                                      income. After the Fund elects to be taxed
                                      as a corporation and to seek to qualify as
                                      a "regulated investment company" under
                                      Subchapter M of the Internal Revenue Code
                                      of 1986, as amended, tax-exempt U.S.
                                      investors will not incur unrelated
                                      business taxable income as a result of a
                                      leveraged investment by the Fund or a
                                      Portfolio Fund. If, however, a tax-exempt
                                      investor finances its investment in the
                                      Fund with debt, the dividend income paid
                                      by the Fund and generally any gain
                                      realized on the sale of Fund Shares would
                                      give rise to unrelated business taxable
                                      income to such tax-exempt investor. See
                                      "Taxes."
Risks and Special Considerations      An   investment   in  the  Fund  involves
                                      substantial     risks     and     special
                                      considerations,       including       the
                                      following:
                                      o  Investing in the Fund can result in a
                                         loss of capital invested.
                                      o  Various risks are associated with the
                                         securities and other instruments in
                                         which Portfolio Managers may invest and
                                         the specialized investment techniques
                                         they may use.
                                      o  The Fund has, and certain Portfolio
                                         Funds have limited or no operating
                                         histories.
                                      o  Shares are subject to substantial
                                         restrictions on transfer and have
                                         limited liquidity.
                                      o  The Fund is a non-diversified fund for
                                         purposes of the Investment Company Act
                                         of 1940, as amended, and invests in
                                         Portfolio Funds that may not have
                                         diversified investment portfolios and
                                         may, in some cases, concentrate their
                                         investments in a single industry or
                                         group of related industries. (For
                                         periods after the Tax Conversion, the
                                         Fund is, however, subject to certain
                                         asset diversification requirements
                                         relating to its tax status, which must
                                         be satisfied on a "look through" basis
                                         with respect to the Fund's investments
                                         in Portfolio Funds, such that the
                                         ultimate holdings of those Portfolio
                                         Funds are considered in measuring the
                                         Fund's diversification for this
                                         purpose).
                                      o  The Fund invests in Portfolio Funds or
                                         Portfolio Accounts that will charge the
                                         Fund asset-based fees and typically
                                         will also be entitled to receive
                                         performance-based fees or allocations.
                                         These are in addition to the fees
                                         (including the Incentive Fee) imposed
                                         by the Fund.
                                      o  Performance-based fees or allocations,
                                         as the case may be, may create
                                         incentives for the Investment Manager
                                         or a Portfolio Manager to make risky
                                         investments.
                                      o  The Fund may be subject to
                                         performance-based allocations by
                                         Portfolio Managers even if the Fund's
                                         overall returns are negative.
                                      o  Investors will bear fees, expenses and
                                         performance-based fees at the Fund
                                         level and also fees, expenses and
                                         performance-based fees or allocations
                                         at the Portfolio Fund or Portfolio
                                         Account level.
                                      o  The fees and performance-based
                                         allocations or fees, as the case may
                                         be, payable by the Fund are higher than
                                         those of most other registered
                                         investment companies.
                                      o  The Adviser, the Investment Manager and
                                         Portfolio Managers have conflicts of
                                         interest. Portfolio Managers may, in
                                         pursuing independently of one another
                                         their respective investment objectives,
                                         effect offsetting transactions, which
                                         could result in the Fund bearing
                                         transactional costs without obtaining
                                         any benefit.
                                      o  Portfolio Funds generally will not be
                                         registered as investment companies
                                         under the Investment Company Act.
                                      o  The Investment Manager may have little
                                         or no means of independently verifying
                                         information provided by Portfolio
                                         Managers.
                                      o  The Fund may make additional
                                         investments in or effect withdrawals
                                         from Portfolio Funds only at certain
                                         times.
                                      o  The Fund may receive securities that
                                         are illiquid or difficult to value in
                                         connection with withdrawals and
                                         distributions from Portfolio Funds.
                                      o  Satisfaction of the various tests that
                                         must be met to maintain the Fund's tax
                                         status as a regulated investment
                                         company under Subchapter M require
                                         significant support from the Underlying
                                         Funds. In addition, as a related
                                         matter, the Fund is required each
                                         December to make certain "excise tax"
                                         calculations based on income and gain
                                         information that must be obtained from
                                         the Underlying Funds. The risks of not
                                         receiving accurate information from the
                                         Portfolio Funds are incurring the
                                         excise tax on undistributed income or
                                         having to report a return of capital if
                                         the Fund's distribution exceeds its tax
                                         basis income and net gains.

                                      In view of the  risks  noted  above,  the
                                      Fund should be  considered a  speculative
                                      investment  and  investors  should invest
                                      in the Fund  only if they can  sustain  a
                                      complete loss of their investment.

                                      No guarantee or representation is made
                                      that the investment program of the Fund or
                                      any Portfolio Manager will be successful,
                                      that the various Portfolio Managers
                                      selected will produce positive returns or
                                      that the Fund will achieve its investment
                                      objective.

                                      See "Risk Factors."

SUMMARY OF FUND EXPENSES
            The following table illustrates the expenses and fees that the Fund expects to incur and that investors can expect to bear.

Investor Transaction Expenses
   Maximum Sales Load (as a percentage of offering price).....2.50% (1)
   Redemption Fee (as percentage of value of Interest repurchased)      1.00%
      (applies to repurchases less than one year after date of initial investment)

Annual Expenses (as a percentage of net assets attributable to
   Shares)
   Management Fee.............................................1.20%
   Administration Fee.........................................0.25%(2)
   Investor Servicing Fee.....................................0.27%
   Other expenses.............................................0.56%(3)
   Total annual expenses

      (excluding Incentive Allocation)........................2.28%

   Incentive Allocation......................................10.00%(4)
      (as percentage of net profits in excess of Preferred Return)

(1)  Investments of less than $500,000 are subject to a sales load of 2.5% and investments of $500,000 or more will be subject to a sales load of 1.5%, in each case as a percentage of the public offering price. The sales load is generally calculated by reference to the investor's account balance, plus the investment amount. See "Distribution Arrangements."

(2)  Under the terms of an administration agreement with the Fund, the Adviser will provide certain administrative services to the Fund, including, among others, assisting in the review of investor applications, handling
     Shareholder inquiries regarding the Fund and preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund. In consideration for these services, the Fund will pay the
     Adviser a monthly fee computed at the annual rate of 0.25% of the aggregate value of outstanding Shares determined as of the last day of each calendar month (the "Administration Fee").

(3)  "Other Expenses" consist of transfer agent fees, custodial expenses, and accounting and legal expenses, among others.

(4)  The Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee equal to 5% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the
     "Preferred Return" (described below), subject to reduction of that excess for prior losses that have not been previously offset against net profits
     (the "Incentive Fee"). The reduction for prior losses not previously offset by subsequent profits establishes what is typically referred to as a
     "high water mark". The Incentive Fee will be accrued monthly and is generally payable annually. No incentive fee will be accrued or payable for any period unless losses from prior periods have been recovered by the
     Fund. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund to the Adviser, notwithstanding subsequent losses, but will reverse certain accruals as described above. For purposes of both the accrual and payment of the Incentive Fee, the Preferred Return is equal to the 2-year Treasury constant maturity rate as reported by the
     Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year.

           As to the monthly Incentive Fee accruals, the Fund will calculate a liability for the Incentive Fee each month based on the Fund's performance.
   The Fund's net asset value will be reduced or increased each month to reflect this calculation, with an increase resulting only from an offset of prior accruals. If the Fund is in a net loss situation or has not recovered losses from prior periods, i.e., has not regained its high water mark) there will be no accrual or offset of prior accruals (and no Incentive Fee will be paid).
   If the situation arises, the Fund will keep track of its high water mark or
   "cumulative loss" on a monthly basis. In effect, the Fund's net asset value will be decreased by these accruals during periods of net profits in excess of the Preferred Return, while net asset value will be increased by any offsets of previously accrued Incentive Fees resulting from subsequent losses. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss downward in proportion to the number of Shares purchased, so that the repurchase of Shares has the effect of reducing the amount of cumulative loss.

               The Incentive Fee presents risks that are not present in funds without an incentive fee. The overall fees, expenses and the Incentive Fee payable by the Fund or indirectly borne by its investors will be higher than the fees and expenses of most other registered investment companies, but generally will be similar to those of many private investment funds and certain other registered investment companies with investment policies similar to those of the Fund. The monthly accrual of the Incentive Fee also presents risks because of the fact that an investor buying Shares will pay a price per Share equal to the Fund's net asset value per Share adjusted to reflect accruals during the course of the year. To the extent accruals are offset subsequently as a result of later net losses, investors who purchased
   Shares at the time a positive accrual was in effect will benefit disproportionately from the offset relative to Shareholders who held Shares during the period the positive accruals were applied. Another risk presented by the method of the Incentive Fee's calculation is that the Fund's high water mark is not set on an individual Shareholder basis, such that investors buying Shares subsequent to Fund losses, and therefore subsequent to the establishment of a high water mark, benefit from that high water mark without having experienced the losses that generated it. See "Management of the
   Fund--Incentive Fee."

               The purpose of the table above is to assist prospective investors in understanding the various costs and expenses investors in the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund."

          The  following  examples  are based on the fees and expenses set forth above,  including  the  Incentive  Fee,  and  should  not be  considered  a representation  of future expenses.  Actual expenses may be greater or less than those  shown,  and the Fund's  actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples. If the actual rate of return exceeds 5%, or if the  difference  between the Fund's actual rate of return and Preferred Return is greater than the difference  assumed in the examples  below,  the dollar amounts of expenses (which for purposes of the  examples  are  assumed  to  include  the  Incentive  Fee)  could be significantly higher because of the Incentive Fee.

               The following examples are intended to help you understand the cost of investing in the Fund. The examples assume that you invest $1,000 in the Fund for the time periods indicated.

               The first example below assumes that you redeem all of your investment at the end of those periods. The second example assumes that you keep your investment. Both examples also assume that your investment has a 5%
   return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time.
   Based on these assumptions your expenses as to such a $1,000 investment would be as follows:

   If shares are
   repurchased:          1 Year     3 Years     5 Years    10 Years

   ------------------------------------------------------------------
   ------------------------------------------------------------------

                            $          $           $          $

   ------------------------------------------------------------------

   ------------------------------------------------------------------

   If shares are not     1 Year     3 Years     5 Years    10 Years
   repurchased:

   ------------------------------------------------------------------
   ------------------------------------------------------------------

                            $          $           $          $

   ------------------------------------------------------------------

            The next table assumes that you invest $50,000 in the Fund for the time periods indicated. Based on the same assumptions as set out above, your expenses as to such an investment would be as follows:

   ------------------------------------------------------------------

   If shares are         1 Year     3 Years     5 Years    10 Years
   repurchased:

   ------------------------------------------------------------------
   ------------------------------------------------------------------
                            $          $           $          $
   ------------------------------------------------------------------

   ------------------------------------------------------------------

   If shares are not     1 Year     3 Years     5 Years    10 Years
   repurchased:

   ------------------------------------------------------------------
   ------------------------------------------------------------------

                            $          $           $          $

   ------------------------------------------------------------------

       RISK FACTORS

               An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The Fund allocates its assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks.
   Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of
   Shares.

          Prospective   investors  should  consider  the  following  factors  in
     determining  whether an  investment  in the Fund is a suitable  investment.
     However,  the risks  enumerated  below should not be viewed as encompassing all of the risks  associated  with an investment  in the Fund.  Prospective
     investors  should  read  this  entire   prospectus  and  the  statement  of
     additional  information  of the Fund (the "SAI") and consult with their own advisers  before  deciding  whether to invest.  In addition,  as the Fund's investment  program  develops and changes over time (subject to limitations established  by  the  Fund's  investment  policies  and  restrictions),  an investment  in the Fund may in the  future be  subject  to  additional  and different risk factors.

   INVESTMENT-RELATED RISKS

          General  Economic  and Market  Conditions.  The  success of the Fund's
     investment   program  may  be  affected  by  general  economic  and  market conditions,  such as  interest  rates,  availability  of credit,  inflation
     rates,   economic   uncertainty,   changes  in  laws,   and   national  and
     international political  circumstances.  These factors may affect the level and volatility of securities  prices and the liquidity of investments  held by  Portfolio  Funds  and  Portfolio  Accounts.  Unexpected  volatility  or illiquidity could impair the Fund's profitability or result in losses.

          Highly Volatile Markets.  The prices of commodities  contracts and all derivative  instruments,  including  futures  and  options,  can be  highly
     volatile.   Price  movements  of  forward,  futures  and  other  derivative contracts in which a Portfolio Fund's or Portfolio  Account's assets may be invested are influenced by, among other things,  interest  rates,  changing supply and demand  relationships,  trade,  fiscal,  monetary  and  exchange
     control   programs   and   policies  of   governments,   and  national  and
     international  political  and economic  events and  policies.  In addition, governments  from time to time  intervene,  directly and by regulation,  in certain markets,  particularly those in currencies,  financial instruments, futures  and  options.  Such  intervention  often is  intended  directly to influence  prices and may,  together with other factors,  cause all of such markets to move  rapidly in the same  direction  because  of,  among  other things, interest rate fluctuations.  Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

          Risks of Securities  Activities.  All securities investing and trading activities  involve  the  risk of loss of  capital.  While  the  Investment
     Manager  will attempt to moderate  these  risks,  there can be no assurance
     that  the  Fund's   investment   activities  will  be  successful  or  that
     Shareholders  will not suffer losses.  The following  discussion sets forth some of the more significant risks associated with the Portfolio  Managers'
     styles of investing:

          Equity  Securities.  Portfolio  Managers'  investment  portfolios  may include long and short  positions in common  stocks,  preferred  stocks and convertible  securities of U.S. and non-U.S.  issuers.  Portfolio  Managers also may invest in  depository  receipts  relating to non-U.S.  securities.
     Equity securities  fluctuate in value,  often based on factors unrelated to the value of the issuer of the  securities,  and such  fluctuations  can be pronounced.

   Fixed-Income Securities. The value of fixed-income securities in which
   Portfolio Funds and Portfolio Accounts invest will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of credit worthiness, political stability or soundness of economic policies. Valuations of other fixed-income instruments, such as mortgage-backed securities, may fluctuate in response to changes in the economic environment that may affect future cash flows.

   Non-U.S. Investments. It is expected that Portfolio Funds and Portfolio
   Accounts will invest in securities of non-U.S. companies and countries.
   Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S.
   government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Manager's investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information is available to investors in companies located in such countries than is available to investors in companies located in the United States. Moreover, an issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the United
   States. In addition, unfavorable changes in foreign currency exchange rate may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in non-U.S. markets. Portfolio Managers may, but are generally not required to hedge against such risk, and there is no assurance that any attempted hedge will be successful.

   Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more mature markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.
   Investments in issuers in emerging and developing markets may be subject to greater risks of government restrictions with respect to withdrawing the proceeds from sales of such investments.
   Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
   Governments of developing countries may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

               The Fund from time to time, may invest in non-U.S. Portfolio
   Funds which have similar risks (as described above) to investing in securities of non-U.S. companies and countries.

   Illiquid Portfolio Investments. Portfolio Funds and Portfolio Accounts may
   invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and a Portfolio Fund or Portfolio Account may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.
   Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

          SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

          The  Portfolio  Managers  may utilize a variety of special  investment instruments  and techniques to hedge the portfolios of the Portfolio  Funds against  various risks (such as changes in interest  rates or other factors that  affect  security  values)  or for  non-hedging  purposes  to pursue a
     Portfolio  Fund's  or  Portfolio  Account's  investment  objective.   These
     strategies may be executed through derivative transactions.  Certain of the special  investment  instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk,  particularly in the context of non-hedging transactions.

   Derivatives. Derivatives are securities and other instruments the value or return of which is based on the performance of an underlying asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio.
   Special risks may apply to instruments that are invested in by Portfolio
   Funds or Portfolio Accounts in the future that cannot be determined at this time or until such instruments are developed or invested in by Portfolio
   Funds or Portfolio Accounts. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk.

               Call and Put Options. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

               Hedging Transactions. The Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Portfolio Managers to hedge against a change or event at a price sufficient to protect a Portfolio Fund's or Portfolio Account's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. While a Portfolio
   Manager may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, or the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular, or the risks posed by the occurrence of certain other events, unanticipated changes in currency or interest rates or increases or smaller than expected decreases in the equity markets or sectors being hedged or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Fund than if the Portfolio Manager had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged.
   Such imperfect correlation may prevent the Portfolio Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

   Counterparty Credit Risk. Many of the markets in which the Portfolio Funds or
   Portfolio Accounts effect their transactions are "over-the-counter" or
   "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are Shareholders of
   "exchange based" markets. To the extent a Portfolio Fund or Portfolio Account invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, on these markets, it is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.
   Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes a Portfolio Fund or Portfolio
   Account to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Fund or Portfolio Account to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund or Portfolio Account has concentrated its transactions with a single or small group of counterparties. Portfolio Funds and Portfolio
   Accounts are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty.
   However, the Investment Manager, with the intent to diversify, intends to monitor counterparty credit exposure of Portfolio Funds and Portfolio
   Accounts. The ability of Portfolio Funds and Portfolio Accounts to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

   Leverage; Interest Rates; Margin. The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money. The
   Fund, Portfolio Funds and Portfolio Accounts may directly or indirectly borrow funds from brokerage firms and banks. Borrowing for investment purposes is known as "leverage." Portfolio Funds and Portfolio Accounts may also "leverage" by using options, swaps, forwards and other derivative instruments.
   Although leverage presents opportunities for increasing total investment return, it has the effect of potentially increasing losses as well. Any event that adversely affects the value of an investment, either directly or indirectly, by a Portfolio Fund or Portfolio Account could be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. In addition, to the extent that the Fund, Portfolio Managers or Portfolio Funds borrow funds, the rates at which they can borrow may affect the operating results of the Fund.
   Any borrowings by the Fund for investment purposes will be made solely for
   Portfolio Accounts.

               In general, the anticipated use of short-term margin borrowings by Portfolio Funds and Portfolio Accounts results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the
   Portfolio Funds or Portfolio Funds have borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then the Portfolio Funds or Portfolio Accounts could be subject to a "margin call," pursuant to which they must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of the assets of a Portfolio Fund or Portfolio Account, it might not be able to liquidate assets quickly enough to pay off the margin debt and might suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

               Short Selling. The Portfolio Managers may engage in short
   selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.
   There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.

   Portfolio Funds and Portfolio Accounts may also effect short sales "against the box." These transactions involve selling short securities that are owned
   (or that a Portfolio Fund or Portfolio Account has the right to obtain). When a Portfolio Fund or Portfolio Account enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.
   Portfolio Funds and Portfolio Accounts will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.

   GENERAL RISKS

          Lack of Operating History. Certain Portfolio Funds may be newly formed entities that have no operating  histories.  In such cases,  the Investment
     Manager will have  evaluated the past  investment  performance of Portfolio
     Managers or their personnel.  However, this past investment performance may not be  indicative  of the future  results of an  investment in a Portfolio
     Fund managed by a Portfolio Manager.  Although the Investment Manager,  its
     affiliates and their personnel have considerable  experience evaluating the performance of alternative  asset managers and providing  manager selection and asset allocation  services to clients,  the Fund's  investment  program should be evaluated  on the basis that there can be no  assurance  that the
     Investment Manager's  assessments of Portfolio Managers,  and in turn their assessments of the short-term or long-term  prospects of investments,  will prove accurate. Thus, the Fund may not achieve its investment objective and the Fund's net asset value may decrease.

   Non-Diversified Status. The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940, as amended (the
   "Investment Company Act"). Thus, there are no percentage limitations imposed by the Investment Company Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Also, there are no requirements under that Act that the investments of Portfolio Funds be diversified. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.
   (For periods under the Tax Conversion, the Fund is, however, subject to certain asset diversification requirements relating to its tax status, which must be satisfied on a "look through" basis with respect to the Fund's investments in Portfolio Funds, such that the ultimate holdings of those
   Portfolio Funds are considered in measuring the Fund's diversification for this purpose). To address risks relating to concentration, not more than 10%
   of the Fund's net assets will be allocated to any one Portfolio Manager.

         In addition, although the Fund will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities)
   of issuers engaged in a single industry or group of related industries,
   Portfolio Funds generally are not subject to similar industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. The Fund will not invest in a Portfolio Fund if, as a result of such investment, 25% or more of the value of the Fund's total assets will be invested in Portfolio Funds that, in the aggregate, have investment programs that focus on investing in any single industry or group of related industries. Nevertheless, it is possible that, at any given time, the assets of Portfolio Funds in which the Fund has invested will, in the aggregate, have investments in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. The
   Fund does not believe that this situation is likely to occur given the nature of its investment program. However, because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at some times be invested, indirectly through Portfolio Funds in which it invests, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Portfolio Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the
   Investment Manager may not be able to determine at any given time whether or the extent to which Portfolio Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry or group of related industries.

   Incentive Compensation. Each Portfolio Manager generally will be entitled to receive performance-based fees or allocations, expected to range from 15% to
   25% of net profits, with respect to the Portfolio Fund that it manages.
   Performance-based fees or allocations may create an incentive for Portfolio
   Managers to make investments that are riskier or more speculative than those that might have been made in the absence of such arrangements. In addition, because the performance-based fees or allocations are generally calculated on a basis that includes realized and unrealized appreciation, these allocations may be greater than if they were based solely on realized gains.

               In addition, the Adviser (or an affiliate that it designates)
   will generally be entitled to receive a performance-based Incentive Fee as described below under "Management of the Fund - Incentive Fee." This special compensation may create an incentive for the Investment Manager to make investment decisions on behalf of the Fund that are riskier or more speculative than would be the case in the absence of the Incentive Fee. In addition, because the Incentive Fee is calculated on a basis that includes unrealized appreciation of the Fund's assets, the Incentive Fee may be greater than if it were based solely on realized gains.

               Limited Liquidity; In-Kind Distributions. An investment in the
   Fund provides limited liquidity since Shares may be held only through the
   Distributor or a broker or dealer that has entered into a selling agreement with the Distributor, and Shareholders will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made from time to time by the Fund.
   An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

               Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Adviser and the Investment Manager intend to take measures (subject to such policies as may be established by the
   Board) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

               If a Shareholder tenders its Shares in connection with a
   repurchase offer made by the Fund, that tender may not be rescinded by the
   Shareholder after the date on which the repurchase offer terminates. However, the value of the Shares that are tendered by Shareholders generally will not be determined until a date approximately one month later and will be based on the value of the Fund's assets as of such later date. A Shareholder will thus continue to bear investment risk after a Share is tendered for repurchase and until the date as of which the Shares are valued for purposes of repurchase.
   In addition, a redemption fee equal to 1.00% of the value of the Shares repurchased by the Fund will apply if the date as of which the Shares are to be valued for purposes of repurchase is less than one year following the date of a Shareholder's initial investment in the Fund.

          The Fund expects to distribute  cash to the holders of Shares that are repurchased.  However,  there can be no  assurance  that the Fund will have sufficient  cash to pay for Shares  that are being  repurchased  or that it will  be able to  liquidate  investments  at  favorable  prices  to pay for repurchased  Shares.  Although the Fund does not  generally  intend to make distributions  in-kind,  under the  foregoing  circumstances,  and in other unusual circumstances where the Board determines that making a cash payment would result in a material  adverse  effect on the Fund or on  Shareholders not  tendering  Shares for  repurchase,  Shareholders  may receive  in-kind
     distributions  of  investments   from  the  Fund's  portfolio   (valued  in
     accordance  with the Fund's  valuation  policies)  in  connection  with the repurchase of Shares by the Fund. In addition,  a distribution  may be made partly in cash and partly in-kind.  An in-kind  distribution may consist of
     securities  that  are  not  readily   marketable  and  may  be  subject  to
     restrictions on resale. Shareholders receiving an in-kind distribution will incur costs,  including  commissions,  in disposing of securities that they receive,  and in the case of  securities  that are not readily  marketable,
     Shareholders  may not be able to sell the securities  except at prices that are lower than  those at which the  securities  were  valued by the Fund or without  substantial delay. Any such distributions will be made on the same basis to all  Shareholders  in connection  with any  particular  repurchase offer. For these various  reasons,  an investment in the Shares is suitable
     only  for   sophisticated   investors.   See  "Repurchases  of  Shares  and
     Transfers."

   Conflicts of Interest. The Adviser, the Investment Manager and their affiliates, as well as many of the Portfolio Managers and their respective affiliates, provide investment advisory and other services to clients other than the Fund and Portfolio Funds. In addition, investment professionals associated with the Adviser, the Investment Manager or Portfolio Managers may
   carry on investment activities for their own accounts and the accounts of family Shareholders (collectively with other accounts managed by the Adviser, the Investment Manager and their affiliates, "Other Accounts"). The Fund and
   Portfolio Funds have no interest in these activities. As a result of the foregoing, the Adviser, the Investment Manager and Portfolio Managers will be engaged in substantial activities other than on behalf of the Fund and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Fund and Other Accounts.

               There may be circumstances under which the Investment Manager or a Portfolio Manager will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's or a Portfolio Fund's assets they commit to such investment.
   There also may be circumstances under which the Investment Manager or a
   Portfolio Manager purchases or sells an investment for their Other Accounts and does not purchase or sell the same investment for the Fund or a Portfolio
   Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Investment Manager, and generally also the policy of the
   Portfolio Managers, that: investment decisions for the Fund, Portfolio
   Accounts and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among their clients, including the Fund and Portfolio Funds.

               The Adviser, the Investment Manager, Portfolio Managers and their respective affiliates may have interests in Other Accounts they manage which differ from their interests in the Fund and Portfolio Funds and may manage such accounts on terms that are more favorable to them than the terms on which they manage the Fund or Portfolio Funds. In addition, the Investment
   Manager and Portfolio Managers may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other
   Accounts that are lower than the fees and Incentive Allocation to which the
   Fund and its Shareholders are subject.

          Tax Risks. A noncorporate Shareholder's share of the Fund's investment expenses (including,  but not limited to, the Management Fee, the Incentive
     Fee, the administration fee paid to the Adviser and the Fund's share of any fees payable by Portfolio  Funds to the Portfolio  Managers) may be subject to certain  limitations  on  deductibility  for regular  Federal income tax purposes.  Such  expenses  may be  completely  disallowed  for  purposes of
     determining  the  noncorporate   Shareholder's   alternative   minimum  tax
     liability will apply. See "Taxes."

          Distributions to Shareholders and Payment of Tax Liability.  After the
     Tax  Transition,   the  Fund  will  be  required  to  make  certain  annual
     distributions to Shareholders  because the Fund will elect to be taxed as a corporation  for Federal  income tax  purposes  and to seek to qualify as a
     "regulated  investment  company" under Subchapter M of the Internal Revenue
     Code. The amount and times of any  distributions  will be determined in the sole  discretion  of the Board.  Shareholders  participating  in the Fund's
     automatic   dividend   reinvestment   program   will   not   receive   cash
     distributions,  but will instead be issued additional Shares of equal value to the amount due them as a distribution.

          For  Shareholders  who were  investors  in the Fund while the Fund was treated as a partnership for Federal income tax purposes prior to June __,
     2005,  the Fund  generally  did not make  periodic  distributions  of this nature.  Whether  or not  distributions  were  made,  Shareholders  will be required  to pay  applicable  Federal  and  state  income  taxes  on  their respective  shares of the Fund's taxable  income from that period,  and may have to pay applicable taxes from other sources. See "Taxes."

   Possible Delays in Schedule K-1s. For Shareholders who were investors in the
   Fund while the Fund was treated as a partnership for Federal income tax purposes prior to the Tax Transition, the Fund will distribute Schedules K-1 for the 2005 tax reporting year to investors who were investors in the Fund prior to the Tax Transition so that they can prepare their respective income tax returns. The preparation of such returns is each investor's sole responsibility. The Fund's ability to provide final Schedules K-1 to investors for the 2005 tax year prior to April 15, 2006 will depend upon when it receives the requisite information from Portfolio Funds. The Fund will provide Schedules K-1 as soon as practicable after it receives all necessary information.
   However, it is inevitable that delays will occur. Shareholders should therefore be prepared to obtain extensions of the filing dates for their
   Federal, state and local income tax returns. Investors should consult their personal tax advisers.

          Considerations for ERISA Plans and Other Tax-Exempt Entities.
   Investors subject to the Employee Retirement Income Security Act of 1974, as
   amended ("ERISA"), and other tax-exempt entities, including employee benefit plans, Individual Retirement Accounts and 401(k) and Keogh Plans, may
   purchase Shares. The Fund's assets should not be considered to be "plan assets" for purposes of ERISA's fiduciary responsibility and prohibited transaction rules or similar provisions of the Code. For further information regarding an investment in the Fund by investors subject to ERISA, see "ERISA
   Considerations" in the SAI. Because the Fund and the Portfolio Funds in which it invests may use leverage, a tax-exempt investor who was an investor prior to the Tax Transition may incur income tax liability to the extent the Fund's transactions are treated as giving rise to unrelated business taxable income.
   After the Fund elects to be taxed as a corporation and to seek to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue
   Code of 1986, as amended, tax-exempt U.S. investors will not incur unrelated business taxable income as a result of a leveraged investment by the Fund or a Portfolio Fund. If, however, a tax-exempt investor finances its investment in the Fund with debt, the dividend income paid by the Fund and generally any gain realized on the sale of Fund Shares would give rise to unrelated business taxable income to such tax-exempt investor. See "Taxes."

          SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

   Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not have the benefit of various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. The Fund from time to time, may also invest in non-U.S. Portfolio Funds that also are not registered under the Investment Company Act. Investing in non-U.S. Portfolio Funds have similar risks to investing in securities of non-U.S. companies and countries.
   Although the Investment Manager expects to receive detailed information from each Portfolio Manager regarding its investment performance and investment strategy on a regular basis, in most cases the Investment Manager has little or no means of independently verifying this information. A Portfolio Manager may use proprietary investment strategies that are not fully disclosed to the
   Investment Manager, which may involve risks under some market conditions that are not anticipated by the Investment Manager. In addition, many Portfolio
   Managers will not be registered as investment advisers under the Investment
   Advisers Act of 1940 (the "Advisers Act") in reliance on certain exemptions from registration under that act. In such cases, Portfolio Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

               By investing in Portfolio Funds and Portfolio Accounts indirectly through the Fund, investors bear asset-based fees and performance-based incentive fees at the Fund level and asset-based fees and performance-based allocations at the Portfolio Fund or Portfolio Account level. Similarly,
   Shareholders bear a proportionate share of the other operating expenses of the Fund (including the Investor Servicing Fee and administrative expenses)
   and, indirectly, similar expenses of the Portfolio Funds and Portfolio
   Accounts. An investor who meets the conditions imposed by the Portfolio
   Managers, including investment minimums that may be considerably higher than the $50,000 minimum imposed by the Fund, could invest directly with the
   Portfolio Managers.

               Each Portfolio Manager will receive any performance-based
   allocation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of the Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this allocation from the Fund (and indirectly from Shareholders)
   even if the Fund's overall investment return is negative.

          Investment  decisions of the Portfolio Managers are made independently of each other. As a result,  at any particular time, one Portfolio  Manager may be  purchasing  shares of an issuer for a Portfolio  Fund or  Portfolio
     Account  whose  shares  are being  sold by another  Portfolio  Manager  for another Portfolio Fund or Portfolio  Account.  In any such situations,  the
     Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

               Since the Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the
   Fund from time to time: may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest; may have to borrow money to repurchase Shares; and may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. This may adversely affect the Fund's investment return or increase the Fund's expenses.

   Portfolio Funds may be permitted to redeem their Shares in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Portfolio
   Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund.

               The Fund may agree to indemnify certain of the Portfolio Funds and, subject to certain limitations imposed by the Investment Company Act, certain Portfolio Managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

          Portfolio Account  Allocations.  The Fund may on occasion allocate its assets to a Portfolio  Manager by retaining the Portfolio Manager to manage a  Portfolio  Account for the Fund,  rather  than  invest in the  Portfolio
     Manager's  Portfolio  Fund.  Portfolio  Accounts  can  expose  the  Fund to theoretically unlimited liability,  and it is possible,  given the leverage at which certain of the Portfolio  Managers will trade, that the Fund could lose more in a Portfolio Account that is managed by a particular  Portfolio
     Manager than the Fund has  allocated to such  Portfolio  Manager to invest.
     This risk may be avoided  if the Fund,  instead of  retaining  a  Portfolio
     Manager to manage a separate account  comprised of a designated  portion of the  Fund's  assets,  creates a  separate  investment  vehicle  for which a
     Portfolio  Manager will serve as general partner and in which the Fund will be the sole  limited  partner.  Use of this  structure,  however,  involves various  expenses,  and there is no  requirement  that separate  investment vehicles be created for Portfolio Accounts.

   Estimates. In most cases, the Fund will have little ability to assess the accuracy of the valuations received from a Portfolio Manager regarding a
   Portfolio Fund. Furthermore, these valuations will typically be estimates only, subject to revision based on each Portfolio Fund's annual audit.
   Revisions to the Fund's gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Portfolio Funds are completed.

               Certain securities in which Portfolio Funds invest may not have readily ascertainable market prices. These securities will nevertheless generally be valued by Portfolio Managers, which valuations will be conclusive with respect to the Fund, even though Portfolio Managers will generally face a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the Portfolio
   Managers. Any such securities held by a Portfolio Account will be valued at their "fair value" as determined in good faith by the Board.

          INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

          THE FUND'S OBJECTIVE AND POLICIES

               The Fund's investment objective is to seek to generate
   consistently absolute returns over various market cycles. Current income is not an objective. No assurance can be given that the Fund will achieve its investment objective.

               The Fund's investment objective is fundamental and may not be changed without the approval of Shareholders.

   However, except as otherwise stated in this prospectus or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund's fundamental investment policies are listed in the SAI. Its principal investment policies and strategies are discussed below. The Fund may change any investment policies and strategies that are not fundamental, if the Board believes doing so would be consistent with the Fund's investment objective.

   THE FUND'S INVESTMENT PROGRAM

               The Fund pursues its investment objective by allocating its assets for investment among a select group of Portfolio Managers that are alternative asset managers employing a wide range of specialized investment strategies. It will allocate its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets. The Investment Manager is primarily responsible for selecting the Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager, subject to the general supervision of the Adviser and the Board. The Fund will implement these allocation decisions primarily by investing in Portfolio
   Funds that are managed by Portfolio Managers selected by the Investment
   Manager.

   Portfolio Funds are generally private U.S. investment funds, although they may consist of certain qualifying non-U.S. private funds as well. In the
   U.S., such funds are typically organized as limited partnerships, that are not required to register under the Investment Company Act because they do not publicly offer their securities and are restricted as to either the number of investors permitted to invest in the fund or as to the qualifications of persons eligible to invest (determined with respect to the value of investment assets held) in the fund. The typical Portfolio Fund will have greater investment flexibility than traditional investment funds (such as mutual funds and most other registered investment companies) as to the types of securities owned, the types of trading strategies employed, and in many cases, the amount of leverage it may use.

               The Investment Manager takes a three-tiered approach to asset allocation and Portfolio Manager selection. Its methodology is premised on the belief that consistent, superior long-term performance necessitates first, a rigorous, top-down, or macro, view of the various alternative investment fund strategies; second, an in-depth analysis of the types of strategy attributes that best complement the Fund's investment objective; and
   third, identification of Portfolio Managers whose investment styles and historical investment returns and risk characteristics best embody those attributes.

          The  investment  programs of the  Portfolio  Managers may include both market neutral strategies,  such as long/short equity investing and various types of arbitrage strategies,  as well as directional strategies,  such as
     event  driven  and  distressed   investments.   Market  neutral  investment
     strategies encompass a broad range of investment programs that historically have  exhibited a low  correlation to the  performance of debt,  equity and other  markets.  Many of the  investment  programs  of  Portfolio  Managers involve the use of hedging and arbitrage  techniques  in the equity,  fixed income,  currency and commodity markets. These investment programs employ a variety of sophisticated  investment  techniques that include,  among other things,  short sales of securities,  use of leverage,  and  transactions in derivative  securities  and  other  financial  instruments  such  as  stock
     options,   index  options,   futures  contracts  and  options  on  futures.
     Directional  strategies include  investment  programs that exhibit a higher correlation to general market performance.  In allocating the Fund's assets among Portfolio Managers that pursue directional strategies, the Investment
     Manager will emphasize investment programs that it believes are most likely to achieve high rates of return under prevailing market conditions.

               The investment strategies of the Portfolio Managers may include, among others:

          o Long/short equity. This strategy involves creating and managing long and  short  portfolios  of  common  stock  with the  intent  of  generating non-market  related  returns,  with an emphasis  on a  Portfolio  Manager's discretionary  approach based on fundamental  research,  rather than a pure quantitative analysis approach.  These types of portfolios usually have net long or short exposure  significantly  different than zero,  distinguishing them from equity hedging and arbitrage strategies.

          o Equity  hedging and  arbitrage.  This  strategy  generally  involves creating  simultaneously  long and short matched  equity  portfolios of the same size within a country.  Equity market  neutral  portfolios are usually designed  to be either beta (a measure of an equity  security's  volatility relative to the equity market) or currency neutral, or both.  Well-designed portfolios typically control for industry,  sector, market  capitalization, and other exposures as well.  Leverage is often applied to enhance returns.
     Arbitrage is designed to exploit equity market inefficiencies.

          o Fixed income hedging and  arbitrage.  This strategy seeks to exploit pricing  anomalies  within and across global fixed income markets and their derivative products using leverage to enhance returns.

          o Currency  hedging and arbitrage.  This strategy seeks to capture the price differential between a basket currency and its component currencies.

          o Index  arbitrage.  This  strategy  involves  investing in a group of securities  comprising an index, or a representative sample of an index, in order to capture the pricing  differences  that may arise between the index and the component securities.

          o Interest  rate  arbitrage.  This  strategy  seeks to  exploit  price anomalies between related securities with prices that fluctuate in response to interest rate movements.

          o Merger arbitrage. This strategy involves investing simultaneously in long and short  positions in companies  involved in a merger or acquisition in order to profit from the expected  price  movements of the acquiring and target companies.

          o  Convertible  bond  and  warrant  hedging.  This  strategy  involves investing  in  undervalued  instruments  that are  convertible  into equity securities and then hedging out systematic risks associated with either the convertible instrument, the underlying security or both.

          o Statistical  long/short equity. This strategy involves  constructing portfolios of offsetting long and short equity positions using mathematical or statistical techniques to identify relative value between long and short positions.

          o Pairs trading.  This is a specific type of equity  hedging  strategy that involves  effecting  offsetting long and short equity positions in the same industry or sector.

          o Event driven.  This strategy involves taking long or short positions in a security based on the expected  value of the security upon  completion of a certain transaction or event.

          o  Distressed  issuer.  This  strategy  involves  investing in debt or equity  securities of issuers involved in the bankruptcy or  reorganization stage  with the goal of  capitalizing  on  inefficiencies  associated  with pricing such illiquid securities.

          Portfolio Managers using arbitrage  strategies attempt to identify and exploit pricing  inefficiencies between related instruments or combinations of instruments.  Sophisticated  mathematical and statistical techniques and models are used to attempt  to  identify  relative  value  between  related instruments or combinations of instruments and to capture mispricings among such instruments.  Portfolio Managers pursuing arbitrage strategies utilize a variety of  techniques  and models,  ranging  from  purely  quantitative, short-term  models  to  more  discretionary  approaches  using  fundamental research to construct long and short portfolios.

          The Fund will not be limited with  respect to the types of  investment strategies  that  Portfolio  Managers may employ or the markets  (including
     non-U.S.  markets) or  instruments  in which they  invest.  The  Investment
     Manager will continuously monitor for attractive  investment  opportunities
     resulting   from   marketing   inefficiencies   that  it  believes  can  be
     successfully  exploited  by hedge fund  strategies.  As such  opportunities arise,  the  Investment  Manager will seek to allocate the Fund's assets to
     Portfolio  Managers that it believes will most effectively  respond to such opportunities.  The  Fund's  structure  and  its  investment  approach  are intended to provide investors several advantages over direct investments in
     private   investment  funds,   including:   the  ability  to  invest  in  a
     professionally  constructed and managed investment  portfolio;  access to a diverse group of Portfolio  Managers that utilize varying investment styles and  strategies;  reduced  risk  exposure  that comes from  investing  with
     multiple   Portfolio   Managers  that  have  exhibited  low  volatility  of
     investment  returns and low  correlation  to one  another.  The  Investment
     Manager expects generally to allocate the Fund's assets to approximately 10 to 20 Portfolio Managers.

               The multi-manager approach followed by the Fund will involve allocation of the Fund's assets to Portfolio Managers that employ various investment styles and strategies and will provide investors access to a variety of Portfolio Managers. The Fund will invest in various types of
   Portfolio Funds managed by Portfolio Managers, including limited partnerships, joint ventures, other investment companies and similar entities. The Fund from time to time, may invest in non-U.S. portfolio funds.
   However, the Fund may on occasion retain one or more Portfolio Managers to manage and invest designated portions of the Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Fund will be the sole limited partner). (Any arrangement in which the
   Fund retains a Portfolio Manager to manage an account or investment vehicle for the Fund is referred to as a "Portfolio Account.") The retention of a
   Portfolio Manager to manage a Portfolio Account is subject to the approval of the Board, including a majority of the persons comprising the Board (the
   "Managers") who are not "Interested persons," as defined by the Investment
   Company Act, of the Fund or the Portfolio Manager (the "Independent
   Managers"). The retention of a Portfolio Manager will in such cases also be subject to approval by Shareholders, unless the Fund seeks and obtains an order of the SEC exempting the Fund from this requirement. The Fund's participation in any Portfolio Account arrangement will be subject to the requirement that the Portfolio Manager be registered as an investment adviser under the Advisers Act, and the Fund's contractual arrangements with the
   Portfolio Manager will be subject to the requirements of the Investment
   Company Act applicable to investment advisory contracts.

   Portfolio Managers will be selected on the basis of various criteria, generally including, among other things, an analysis of: the Portfolio
   Manager's performance during various time periods and market cycles; the
   Portfolio Manager's reputation, experience and training; its articulation of and adherence to its investment philosophy; the presence and deemed effectiveness of risk management discipline; on-site interviews of the management team; the quality and stability of the Portfolio Manager's organization, including internal and external professional staff; and whether key personnel of the Portfolio Manager have substantial personal investments in the Portfolio Manager's investment program.

          Not more than 10% of the Fund's net assets  will be  allocated  to any one  Portfolio  Manager.  In addition,  the Fund will limit its  investment position in any one Portfolio Fund to less than 5% of the Portfolio  Fund's outstanding voting securities,  absent an SEC order (or assurances from the
     SEC staff) under which the Fund's  contribution  and  withdrawal of capital from a  Portfolio  Fund in which  it  holds  5% or more of the  outstanding
     interests   will  not  be  subject  to  various   Investment   Company  Act
     prohibitions on affiliated transactions.  However, to permit the investment of more of its assets in smaller  Portfolio Funds deemed  attractive by the
     Investment  Manager,  the  Fund  may  purchase  non-voting   securities  of
     Portfolio  Funds,  subject to a limitation  that the Fund will not purchase voting and  non-voting  interests in a Portfolio Fund that in the aggregate represent 25% or more of the Portfolio Fund's outstanding equity.

   Portfolio Managers will generally invest primarily in marketable securities, although certain Portfolio Managers may also invest in privately placed securities and other investments that are illiquid. Shares in Portfolio Funds will not themselves be marketable and will only have limited liquidity.

   Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, domestic and foreign equities and equity-related instruments, currencies, financial futures, and fixed income and other debt-related instruments.
   Portfolio Managers are generally not limited as to the markets (either by location or type, such as large capitalization, small capitalization or
   non-U.S. markets) in which they may invest or the investment discipline that they may employ (such as value, growth or bottom-up or top-down analysis). In managing Portfolio Funds, Portfolio Managers will not be subject to the
   Fund's investment policies and restrictions or the various limitations and prohibitions applicable to the activities of investment companies registered under the Investment Company Act (such as the Fund). This involves various risks, including those associated with the fact that Portfolio Funds are not generally subject to any requirements that they diversify their investments or limit their investments in the securities of issuers engaged in a single industry or group of related industries.
   However, the Fund's investment policies and restrictions, and limitations and prohibitions on investments imposed by the Investment Company Act, will apply in the case of Portfolio Accounts.

          The Investment  Manager will regularly evaluate each Portfolio Manager to determine  whether its investment  program is consistent with the Fund's
     investment   objective   and  whether   its   investment   performance   is
     satisfactory.

   Based on these evaluations, the Investment Manager may allocate and reallocate the Fund's assets among Portfolio Managers, may terminate existing
   Portfolio Managers and may select additional Portfolio Managers, subject to the condition that the selection of a new Portfolio Manager requires approval of the Board and Shareholders, unless the Fund seeks and obtains an SEC order exempting it from certain provisions of the Investment Company Act. The Fund may seek to obtain an SEC order exempting it from the requirement that
   Shareholders approve Portfolio Managers that are retained to manage Portfolio
   Accounts. However, no assurance can be given that such an order will be issued.

   BORROWING; USE OF LEVERAGE

          The Fund is authorized  to borrow money for  investment  purposes,  to meet repurchase requests and for cash management purposes.  Portfolio Funds generally are also permitted to borrow money for similar purposes.  The use of borrowings for investment purposes is known as "leverage" and involves a high degree of risk. The investment  programs of certain Portfolio Managers
     may  make   extensive  use  of  leverage.   See  "Risk   Factors--Leverage;
     Borrowing."

               The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the "Asset Coverage
   Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the Portfolio Funds and, therefore, the Fund's portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds. The Asset Coverage
   Requirement will apply to borrowings by Portfolio Accounts, as well as to other transactions by Portfolio Accounts that can be deemed to result in the creation of a "senior security." Generally, in conjunction with investment positions for Portfolio Accounts that are deemed to constitute senior securities, the Fund must: (i) observe the Asset Coverage Requirement; (ii)
   maintain daily a segregated account in cash or liquid securities at such a level that the amount segregated plus any amounts pledged to a broker as collateral will equal the current value of the position; or (iii) otherwise cover the investment position with offsetting portfolio securities.
   Segregation of assets or covering investment positions with offsetting portfolio securities may limit a Portfolio Account's ability to otherwise invest those assets or dispose of those securities.

   SHORT SELLING

   Portfolio Funds and Portfolio Accounts may sell securities short. To effect a short sale, the Portfolio Fund or Portfolio Account will borrow the security from a brokerage firm, or other permissible financial intermediary, and make delivery to the buyer. The Portfolio Fund or Portfolio Account then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio Fund or
   Portfolio Account, which would result in a loss or gain, respectively. The use of short sales is a speculative practice and involves significant risks.
   A short sale creates a risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover a short position. See
   "Risk Factors--Short Selling."

   DERIVATIVES

          Portfolio Funds and Portfolio Accounts may use financial  instruments, known as  derivatives,  for  purposes  of  hedging  portfolio  risk and for non-hedging purposes.  Examples of derivatives include stock options, index options,  futures  and  options on  futures.  Transactions  in  derivatives involve certain risks. See "Risk Factors--Derivatives."

   SHORT-TERM AND DEFENSIVE INVESTMENTS

          The Fund will  invest its cash  reserves  in high  quality  short-term investments.  These  investments  may include money market  instruments and
     other  short-term  debt   obligations,   money  market  mutual  funds,  and
     repurchase  agreements  with banks and  broker-dealers.  During  periods of adverse market or economic conditions,  the Fund may temporarily invest all or a  significant  portion of its assets in these  securities or hold cash.
     This  could  prevent  the Fund from  achieving  its  investment  objective.
     Repurchase agreements involve certain risks that are described in the SAI.

    MANAGEMENT OF THE FUND
    GENERAL

          The Fund's Board  provides  broad  oversight  over the  operations and affairs of the Fund.  A majority of the Board is  comprised  of persons who are Independent Managers.

   OppenheimerFunds, Inc. (the "Adviser") serves as the Fund's investment adviser, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment advisory agreement with the Fund (the "Advisory Agreement"). It has operated as an investment adviser since January 1960. The Adviser (including its subsidiaries) managed more than $170 billion of assets as of March 31, 2005.
   Its clients include the Oppenheimer mutual funds with more than 7 million shareholder accounts. The Adviser is located at Two World Financial Center,
   225 Liberty Street, 11th Floor, New York, New York 10281-1008 and is an
   indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance
   Company.

          Under  the  Advisory   Agreement,   the  Adviser  is  responsible  for
     developing, implementing and supervising the Fund's investment program. The
     Adviser  is   authorized,   subject  to  the  approval  of  the  Board  and
     Shareholders,  to retain one of its affiliates to provide any or all of the investment  advisory  services  required  to be  provided to the Fund or to assist the Adviser in providing these services.

               As compensation for services required to be provided by the
   Adviser under the Advisory Agreement, the Fund will pay the Adviser a monthly fee (the "Management Fee") computed at the annual rate of 1.00% of the aggregate value of outstanding Shares determined as of the last day of the month (before any repurchases of Shares or accrual of Incentive Fees). The
   Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive in such capacity the performance-based Incentive Fee described below under "Management of the Fund-- Incentive Fee."

               Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been assigned responsibility for providing day-to-day investment management services to the Fund, subject to the supervision of the
   Adviser. Since 1984, the Investment Manager and its affiliates have provided alternative investment solutions to a diverse client base including financial institutions, mutual funds, other investment companies and high net worth individuals. These services include tracking and evaluating over 2,000 domestic and offshore investment funds. The Investment Manager and its affiliates were responsible for the allocation of over $4.9 billion of client assets among alternative investment strategies, as of March 31, 2005. The
   Investment Manager is located at 555 Theodore Fremd Avenue, Rye, New York
   10580, and since October 1, 2001 has been a majority owned subsidiary of
   Oppenheimer Acquisition Corporation, which in turn is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company. The Adviser pays a monthly fee to the Investment Manager equal to 50% of the amount of the
   Management Fee earned by the Adviser pursuant to the Advisory Agreement. The
   Adviser also pays the Investment Manager the full amount of the Incentive
   Fee. These fees are payable by the Adviser and not the Fund). The Investment
   Manager's retention as the Fund's investment manager was approved by the
   Board and was also approved by the Adviser as the Fund's sole initial investor.

   Portfolio Manager. The portfolio manager of the Fund is Timothy J. Birney, who is primarily responsible for selecting the Fund's investments in
   Portfolio Funds and allocating the Fund's assets among the Portfolio Funds selected. Mr. Birney has been Vice President and Portfolio Manager of the
   Investment Manager since November 2003. From May 2002 through November 2003,
   Mr. Birney served as Vice President at Asset Alliance Corporation, where his responsibilities included the development and distribution of structured products and quantitative allocation and risk management models. From March
   1998 through May 2002, Mr. Birney served as Vice President and Research
   Portfolio Manager of Alternative Asset Management at Nikko Securities Co.
   International, Inc. He also worked as a Research Associate at Yamaichi
   International (America) from April 1996 through March 1998 and as a Foreign
   Exchange Trader with Credit Suisse in New York from April 1995 until April
   1996.

   ADMINISTRATIVE SERVICES

               Under the terms of an administration agreement with the Fund, the
   Adviser will provide certain administrative services to the Fund, including, among others: providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; handling Shareholder inquiries regarding the Fund, including but not limited to questions concerning their investments in the
   Fund and capital account balances; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund;
   assisting in the review of investor applications; monitoring the Fund's compliance with Federal and state regulatory requirements (other than those relating to investment compliance); coordinating and organizing meetings of the Board and meetings of Shareholders and preparing related materials; and
   maintaining and preserving certain books and records of the Fund. In consideration for these services, the Fund will pay the Adviser a monthly fee computed at the annual rate of 0.25% of the aggregate value of outstanding
   Shares determined as of the last day of each calendar month (before any repurchases of Shares or the accrual of the Incentive Fees) (the
   "Administration Fee").

   INCENTIVE FEE

               The Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee equal to 5% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the "Preferred Return" (described below), subject to reduction of that excess for prior losses that have not been previously offset against net profits (the "Incentive Fee"). The reduction for prior losses not previously offset by subsequent profits establishes what is typically referred to as a
   "high water mark". The Incentive Fee will be accrued monthly and is generally payable annually. No incentive fee will be accrued or payable for any period unless losses from prior periods have been recovered by the Fund.
   The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund to the Adviser, notwithstanding subsequent losses, but will reverse certain accruals as described above. For purposes of both the accrual and payment of the Incentive Fee, the Preferred Return is equal to the 2-year Treasury constant maturity rate as reported by the Board of
   Governors of the Federal Reserve System as of the last business day of the prior calendar year.

               As to the monthly Incentive Fee accruals, the Fund will calculate a liability for the Incentive Fee each month based on the Fund's performance.
   The Fund's net asset value will be reduced or increased each month to reflect this calculation with an increase resulting only from an offset of prior accruals. If the Fund is in a net loss situation or has not recovered losses from prior periods, i.e., has not regained its high water mark, there will be no accrual or offset of prior accruals (and no Incentive Fee will be paid).
   If the situation arises, the Fund will keep track of its high water mark or
   "cumulative loss" on a monthly basis. In effect, the Fund's net asset value will be decreased by these accruals during periods of net profits in excess of the Preferred Return, while net asset value will be increased by any offsets of previously accrued Incentive Fees resulting from subsequent losses. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss downward in proportion to the number of Shares purchased, so that the repurchase of Shares has the effect of reducing the amount of cumulative loss.

               The Incentive Fee presents risks that are not present in funds without an incentive fee. The overall fees, expenses and the Incentive Fee payable by the Fund or indirectly borne by its investors will be higher than the fees and expenses of most other registered investment companies, but generally will be similar to those of many private investment funds and certain other registered investment companies with investment policies similar to those of the Fund. The monthly accrual of the Incentive Fee also presents risks because of the fact that an investor buying Shares will pay a price per Share equal to the Fund's net asset value per Share adjusted to reflect accruals during the course of the year. To the extent accruals are offset subsequently as a result of later net losses, investors who purchased
   Shares at the time a positive accrual was in effect will benefit disproportionately from the offset relative to Shareholders who held Shares during the period the positive accruals were applied. Another risk presented by the method of the Incentive Fee's calculation is that the Fund's high water mark is not set on an individual Shareholder basis, such that investors buying Shares subsequent to Fund losses, and therefore subsequent to the establishment of a high water mark, benefit from that high water mark without having experienced the losses that generated it. See "Management of the
   Fund--Incentive Fee."

   ACCOUNTING AND CUSTODY SERVICES

               PFPC Inc. ("PFPC") provides various fund accounting, investor accounting and taxation services to the Fund. In consideration of these services, the Fund will pay PFPC a monthly fee which is not expected to exceed 0.25% of the Fund's net assets on an annual basis and will reimburse
   PFPC for certain out-of-pocket expenses. PFPC Trust Company, an affiliate of
   PFPC, serves as the Fund's custodian and maintains custody of the Fund's assets. The principal business address of PFPC and PFPC Trust Company is 400
   Bellevue Parkway, Wilmington, Delaware 19809.

   INVESTOR  SERVICING ARRANGEMENTS

               Under the terms of an investor servicing agreement between the
   Fund and the Distributor (the "Investor Servicing Agreement"), the
   Distributor is authorized to retain broker-dealers and certain financial advisers to provide ongoing investor services and account maintenance services to Shareholders that are their customers ("Investor Service
   Providers"). These services include, but are not limited to, handling
   Shareholder inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Shareholders and the Fund; assisting in the establishment and maintenance of Shareholder accounts with the Fund;
   assisting in the maintenance of Fund records containing Shareholder information; and providing such other information and Shareholder liaison services as the Distributor may reasonably request. Under the Investor
   Servicing Agreement, the Fund will pay a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee will be paid quarterly and will be in an amount, with respect to each Investor Service
   Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the aggregate value of outstanding Shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Shares or the Incentive
   Allocation); or (ii) the Distributor's actual payments to the Investor
   Service Provider. The Distributor will be entitled to reimbursement under the
   Investor Servicing Agreement for any payments it may make to any affiliated
   Investor Service Providers.

         The Fund's Adviser, in its discretion and from its own assets, may pay to certain Investor Service Providers in respect of their customers'
   investments in the Fund, an additional amount currently not to exceed 0.50%
   (on an annualized basis) of the aggregate value of outstanding Shares held by
   Shareholders introduced by such Investor Service Providers.
   Prospective investors should be aware that these payments could create incentives on the part of the brokers and dealers to more positively consider the Fund relative to investment funds for which those parties are not eligible for payments of this nature (or for which only smaller payments are made). Additional detail regarding these payments may be obtained directly from your financial representative.

   FUND EXPENSES

               The Fund will bear its own expenses including, but not limited to: the Management Fee; the Administration Fee; fees for Investor Services;
   any taxes; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, costs associated with organizing and operating Portfolio Accounts, placement fees, interest on indebtedness, fees for data and software providers, research expenses, professional fees (including, without limitation, expenses of consultants and experts) relating to investments); fees and expenses for accounting and custody services; the fees and expenses of Fund counsel, legal counsel to the Independent Managers and the Fund's independent auditors;
   costs associated with the registration of the Fund, including the costs of compliance with Federal and state laws; costs and expenses of holding meetings of the Board and meetings of Shareholders, including costs associated with preparation and dissemination of proxy materials; the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board; and such other expenses as may be approved by the Board. The
   Fund will reimburse the Adviser for any of the above expenses that it pays on behalf of the Fund.

          Ongoing  offering costs are  capitalized and amortized to expense over twelve months on a straight-line basis.

               The Fund's organizational expenses were borne voluntarily by the
   Adviser. Initial offering costs were charged to capital and were borne by the
   Adviser as a Shareholder of the Fund upon commencement of the Fund's operations.

          Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Adviser,  Distributor and
     Transfer Agent, as well as 51 of the Oppenheimer  funds  (collectively  the
     "funds")  not  including  the Fund,  31  present  and former  Directors  or
     Trustees  and 9 present and former  officers of certain of the funds.  This complaint,  initially  filed in the U.S.  District  Court for the  Southern
     District  of New York on  January  10,  2005 and  amended on March 4, 2005,
     consolidates   into   a   single   action   and   amends   six   individual
     previously-filed  putative  derivative  and class action  complaints.  Like those prior  complaints,  the  complaint  alleges that the Adviser  charged excessive fees for distribution and other costs,  improperly used assets of the funds in the form of directed  brokerage  commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly  disclose the  use of  fund  assets  to  make  those  payments  in  violation  of the
     Investment Company Act and the Investment  Advisers Act of 1940. Also, like those prior  complaints,  the complaint  further alleges that by permitting and/or  participating  in those  actions,  the  Directors/Trustees  and the
     Officers  breached their fiduciary  duties to Fund  shareholders  under the
     Investment  Company Act and at common law. The complaint seeks  unspecified compensatory  and punitive  damages,  rescission  of the funds'  investment advisory  agreements,  an  accounting  of all  fees  paid,  and an award of attorneys' fees and litigation expenses.

         The Adviser and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
   Adviser and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

         INVESTOR QUALIFICATIONS

          Shares  are  being  offered  only to  investors  that  are  "Qualified
     Clients."

   Currently, Qualified Clients include: (i) natural persons and companies
   (other than investment companies) that represent that they have a net worth
   (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000; (ii) persons who have at least $750,000 under the Adviser's or its affiliates' management, including any amount invested in the Fund; (iii) persons who are "qualified purchasers" as defined by the Investment Company Act and the rules thereunder; and (iv) certain knowledgeable employees who participate in the Adviser's investment activities. In addition, Shares are offered only to investors that are U.S.
   persons for Federal income tax purposes, as defined below. You must complete and sign an investor certification that you meet these requirements before you may invest in the Fund. The form of this investor certification is contained in Appendix A of this prospectus. The Fund will not be obligated to sell to brokers or dealers any Shares that have not been placed with
   Qualified Investors that meet all applicable requirements to invest in the
   Fund.

               A person is considered a U.S. person for Federal income tax purposes if the person is: (i) a citizen or resident of the United States;
   (ii) a corporation, partnership (including an entity treated as a corporation or partnership for U.S. Federal income tax purposes) or other entity (other than an estate or trust) created or organized under the laws of the United
   States, any state therein or the District of Columbia; (iii) an estate (other than a foreign estate defined in Section 7701(a)(31)(A) of the Internal
   Revenue Code of 1986, as amended (the "Code")); or (iv) a trust, if a court within the U.S. is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all substantial decisions of such trust.

   REPURCHASES OF SHARES AND TRANSFERS

   NO RIGHT OF REDEMPTION

          No  Shareholder  or  other  person  holding  Shares  acquired  from  a
     Shareholder  will have the right to require the Fund to redeem such Shares.
     There is no public market for Shares, and none is expected to develop. With very limited exceptions,  Shares are not transferable and liquidity will be provided only through limited repurchase offers that will be made from time to time by the  Fund.  Any  transfer  of  Shares  in  violation  of the LLC
     Agreement   will  not  be  permitted   and  will  be  void.   Consequently,
     Shareholders  may not be able to liquidate their investment other than as a result  of  repurchases  of Shares by the Fund,  as  described  below.  For information  on the Fund's  policies  regarding  transfers  of Shares,  see
     "Repurchases and Transfers of Shares--Transfers of Shares" in the SAI.

  REPURCHASES OF SHARES

          The Fund from time to time will offer to repurchase outstanding Shares pursuant to written tenders by Shareholders. Repurchase offers will be made at such times and on such terms  (including  as to number of Shares) as may be determined by the Board in its sole  discretion,  and generally  will be offers to repurchase a specified  dollar amount of  outstanding  Shares.  A redemption fee equal to 1.00% of the value of the Shares repurchased by the
     Fund will  apply if the date as of which the  Shares  are to be valued  for purposes  of  repurchase  is less  than  one year  following  the date of a
     Shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase.

   BOARD CONSIDERATIONS

               In determining whether the Fund should repurchase Shares from
   Shareholders pursuant to written tenders, the Board will consider the recommendations of the Adviser. Subject to certain notice requirements, the
   Fund intends to offer to repurchase Shares in December 2005, and thereafter, four times a year, as of the last business day of March, June, September and
   December. Subject to certain notice requirements, the Fund will be dissolved if the Shares of any Shareholder that has submitted a written request for repurchase of its Shares has not been repurchased by the Fund within a period of two years after the Shareholder's request. See "Repurchases and Transfers of Shares--Repurchase Offers" in the SAI. The Board will also consider the following factors, among others, in making its determination:

          o whether any Shareholders have requested to tender Shares or portions thereof to the Fund;

          o the liquidity of the Fund's assets;

          o the investment plans and working capital requirements of the Fund;

          o the  relative  economies  of scale  with  respect to the size of the
     Fund;

                o the history of the Fund in repurchasing  Shares or portions thereof;

               o the economic condition of the securities markets; and

               o the anticipated tax consequences of any proposed repurchases of
          Shares or portions thereof.

               The Board will  determine  that the Fund  repurchase  Shares from
          Shareholders  pursuant  to  written  tenders  only on terms  the Board determines  to be fair to the Fund and  Shareholders,  and  subject to certain regulatory  requirements  imposed by SEC rules. When the Board determines that the Fund will make a repurchase offer,  notice of that offer will be provided to each Shareholder describing the terms of the offer, and containing information that Shareholders should consider in deciding whether to tender Shares for repurchase. Shareholders who are deciding  whether to tender  their  Shares  during  the period  that a repurchase  offer is open may  ascertain the estimated net asset value of their Shares from the Adviser  during the period the offer  remains open.

   GAIN  OR  LOSS  ON SALE OF SHARES

               When  Shares  are  repurchased  by the  Fund,  Shareholders  will generally receive cash distributions  equal to the value of the Shares repurchased,  less the redemption fee, if applicable.  However, in the sole discretion of the Fund, the proceeds of repurchases of Shares may be paid by the in-kind distribution of securities held by the Fund, or partly  in cash and  partly  in-kind.  The Fund  does  not  expect  to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have  sufficient  cash to pay for the Shares that are  repurchased  or if making a cash  payment would  result  in  a  material  adverse  effect  on  the  Fund  or  on
          Shareholders   not  tendering   Shares  for   repurchase.   See  "Risk
          Factors--General  Risks."  Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares.

               A Shareholder that tenders Shares and who is subject to federal, state or local income tax will generally have a taxable event when the Shares are repurchased. Gain or loss, if any, will be recognized by a tendering
   Shareholder to the extent the total proceeds received by the Shareholder exceed the Shareholder's adjusted tax basis in the Shares. A loss, if any, will be recognized only after the Shareholder has received full payment under the promissory note that will be given to the Shareholder prior to the Fund's payment of the repurchase amount.

   REPURCHASE PROCEDURES

               Due to liquidity restraints associated with the Fund's
   investments in Portfolio Funds and the fact that the Fund may have to effect withdrawals from those funds to pay for Shares being repurchased, it is presently expected that, under the procedures applicable to the repurchase of
   Shares, Shares will be valued for purposes of determining their repurchase price as of a date approximately one month after the date by which
   Shareholders must submit a repurchase request (the "Valuation Date") and that the Fund will generally pay the value of the Shares repurchased approximately one month after the Valuation Date.

               Under these procedures, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding value of the Shares as of a date proximate to the
   Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender Shares and the date they can expect to receive payment for their Shares from the Fund. However, promptly after the expiration of a repurchase offer, Shareholders whose
   Shares are accepted for repurchase will be given non-interest bearing, non-transferable promissory notes by the Fund representing the Fund's obligation to pay for repurchased Shares. Payments for repurchased Shares may be delayed under circumstances where the Fund has determined to redeem its
   Shares in Portfolio Funds to make such payments, but has experienced delays in receiving payments from the Portfolio Funds.

               A Shareholder who tenders for repurchase only a portion of such
   Shareholder's Shares will be required to maintain a capital account balance of $50,000. If a Shareholder tenders a portion of such Shareholder's Shares and the repurchase of that portion would cause the Shareholder's account balance to fall below this required minimum, the Fund reserves the right to reduce the portion of the Shares to be purchased from the Shareholder so that the required minimum balance is maintained.

   Repurchases of Shares by the Fund are subject to certain regulatory requirements imposed by SEC rules.

               Special  Considerations and Risks of Repurchases.  In addition to the  limitations  and risks  discussed  elsewhere in this  Prospectus, there are a number of other factors  affecting Share  Repurchases that investors should consider, as summarized below:

               o Early Repurchase Fee. You may be subject to an Early Repurchase
          Fee on Shares that are  repurchased if the date as of which the Shares are to be valued  for  purposes  of  repurchase  is less than one year following  the date of the  Shareholder's  initial  investment  in the
          Fund.

               o Decrease in Fund Assets.  Although the Board  believes that the
          Fund's  policy of making  repurchase  offers  will  generally  benefit
          Shareholders  by providing  liquidity,  the repurchase of Shares could cause the Fund's total assets to decrease  unless  offset by new sales of Shares.  The Fund's  expense  ratio might  therefore  increase as a result of  repurchases.  Repurchase  offers  might also  decrease  the
          Fund's investment  flexibility,  in part because of the Fund's need to hold  liquid  assets to satisfy  repurchase  requests.  The impact may depend  on the  number  of Shares  that the Fund  repurchases  and the ability of the Fund to sell additional Shares.

               o Asset  Coverage  for  Borrowings.  Repurchases  of  Shares  may
          significantly  reduce the asset coverage for any Fund borrowings.  The
          Fund may not repurchase Shares if the repurchase  results in its asset coverage  levels  falling  below the  requirements  of the  Investment
          Company  Act. As a result,  in order to be able to  repurchase  Shares tendered,  the  Fund  may be  forced  to  repay  all or a part  of its outstanding borrowings to maintain the required asset coverage.

               o Forced Sale of Portfolio  Securities.  To complete a repurchase offer,  the Fund might be required  to sell  portfolio  securities  to raise cash.  This might cause the Fund to realize gains or losses at a time when the Investment  Manager would otherwise not want the Fund to do so. It might increase  portfolio  turnover and the Fund's portfolio transaction expenses,  reducing the Fund's net income to distribute to
          Shareholders.

               o Dividends,  Capital Gains and Taxes.  Certain  Shareholders may
          incur state tax liability upon the Fund's  repurchase of their Shares.
          See "Dividends, Capital Gains and Taxes."

               MANDATORY REDEMPTION BY THE FUND

               The LLC  Agreement  provides that the Fund may redeem Shares of a
          Shareholder  or  any  person   acquiring  Shares  from  or  through  a
          Shareholder  under certain  circumstances,  including if: ownership of the Shares by the  Shareholder  or other person will cause the Fund to be in violation of certain laws; continued ownership of the Shares may adversely affect the Fund; any of the  representations  and warranties made by a Shareholder in connection with the acquisition of the Shares was not true when made or has ceased to be true; or it would be in the best  interests  of the Fund to  repurchase  the Shares.  Shareholders whose Shares are redeemed by the Fund will not be entitled to a return of any amount of sales load that was  charged in  connection  with the
          Shareholder's purchase of the Shares.

    CALCULATION OF NET ASSET VALUE

               The Fund sells its Shares at their offering price, which is equal to the "net asset value" per Share. The net asset value of the Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year which is also the last day of each taxable year (March
   31), (ii) the day preceding the date as of which any Shares of the Fund are purchased, or (iii) any day as of which the Fund repurchases any Shares. The
   Fund's net asset value is the value of the Fund's assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

               In computing net asset value, the Fund will value interests in
   Portfolio Funds at their fair value in accordance with procedures adopted by the Board, which the Board has determined will ordinarily be the values of those interests as determined by the Portfolio Managers of the Portfolio
   Funds in accordance with policies established by the Portfolio Funds. Other securities and assets of the Fund (including securities and other investments held by Portfolio Accounts) will be valued at market value, if market quotations are readily available, or will be valued at fair value as determined by in good faith by the Board or in accordance with procedures adopted by the Board. Expenses of the Fund and its liabilities (including the amount of any borrowings) are taken into account for purposes of computing net asset value.

               The Fund's procedures adopted by the Board are designed to provide the Board with monthly information from the Portfolio Funds on which the Fund may reliably determine the value of its investment in Portfolio
   Funds and its month-end net asset value. The Fund typically receives information from the Portfolio Funds, as of month-end, within 15 business days after month-end.

               As a general matter, the fair value of the Fund's interest in a
   Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a month-end value to the
   Fund on a timely basis, the Fund would determine the fair value of such
   Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund determines its net asset value. Using the nomenclature of the hedge fund industry, any values reported as "estimated" or "final" values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund's valuation date.

         Prior to investing in any Portfolio Fund, the Investment Manager will conduct a due diligence review of the valuation methodology used by the
   Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize fair value principles that the Investment
   Manager reasonably believes to be consistent with those used by the Fund for valuing its own investments.

         The Investment Manager monitors all Portfolio Funds and compares the individual monthly results of each Portfolio Fund with that of other private hedge fund managers that use the same type of investment strategy. In the unusual circumstance where a Portfolio Fund's performance is not in line with its peer group, the Investment Manager will contact the Portfolio Fund's investment manager and attempt to find a logical and reasonable explanation for the disparity in returns. Any outlying results, either positive or negative, are followed up with the Portfolio Fund's investment manager to determine the cause and to see if further review of the situation is required. If, based on relevant information available to the Investment
   Manager at the time the Fund values its portfolio, the Investment Manager concludes that the value provided by the Portfolio Fund does not represent the fair value of the Fund's interests in the Portfolio Fund, the Investment
   Manager will take steps to recommend a fair value for the Fund's interests in the Portfolio Fund to the Fund's Board for its consideration.

   Prospective investors should be aware that there can be no assurance that the fair values of interests in Portfolio Funds as determined under the procedures described above will in all cases be accurate to the extent that the Fund, the Board and the Investment Manager do not generally have access to all necessary financial and other information relating to the Portfolio
   Funds to determine independently the net asset values of those funds. The
   Board's results in accurately fair valuing securities whose market value is not readily ascertainable are subject to inaccuracies and that its valuation of portfolio positions could have an adverse effect on the Fund's net assets if its judgments regarding appropriate valuations should prove incorrect.

               DIVIDENDS, CAPITAL GAINS AND TAXES

               This  information is only a summary of certain federal income tax information  about your  investment.  You should consult with your tax advisor  about  the  effect  of an  investment  in the  Fund  on  your particular tax situation.

   Dividends. The amount of any dividends the Fund pays may vary over time, depending on market conditions, the composition of the Fund's investment portfolio, the expenses borne by the Fund's shares, any distributions made to the Fund by the underlying Portfolio Funds or Portfolio Accounts, and applicable distribution requirements imposed on the Fund by Subchapter M under the Internal Revenue Code. Nonetheless, the Fund cannot guarantee that it will pay any dividends or other distributions.

   Capital Gains Distributions. A Portfolio Fund may realize capital gains on the sale of portfolio securities. If it does, the Fund may make distributions out of any net short-term capital gains (taxable at ordinary income rates) or long-term capital gains, normally in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

     Choice for Receiving Distributions.  When you open your account, specify on your application how you want to receive your dividends and  distributions.  You have two options:

     o Reinvest  All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional Shares of the Fund.

     o Receive All  Distributions  in Cash. You can elect to receive a check for all dividends and capital gains distributions.

   If you do not specify on your application how you want to receive your dividends and distributions, you will be automatically enrolled in the Fund's dividend reinvestment program under which all dividends and capital gains distributions will be invested in additional Shares of the Fund. Shareholders who held Shares prior to the Tax Transition date will be enrolled in this program unless they elect otherwise by notice to the Administrator.

   TAXES

               Prior to June __, 2005, the Fund was treated as a partnership for Federal income tax purposes. The Fund's Board has authorized the Fund after June __, 2005 (the "Tax Transition") to elect to be taxed as a corporation and to seek to qualify as a "regulated investment company" under
   Subchapter M of the Internal Revenue Code, so that the Fund will no longer be treated as a partnership for Federal tax purposes. The specific requirements under Subchapter M and additional information regarding the Fund's new tax treatment are described below in "Tax Treatment after the Tax Transition."
   Although currently anticipated, there can be no guarantee that the Fund will, in fact, seek or obtain this modified tax treatment, either on the June 2005 timetable set out above or at all. To the extent the modified tax treatment is delayed, references to June __, 2005 as the Tax Transition date must be understood as a later date, and Shareholders and prospective investors will receive notice of the delay. Notice of any decision not to seek or obtain the modified tax treatment also will be provided.

   TAX TREATMENT AFTER THE TAX TRANSITION

               The Fund intends to qualify as a regulated investment company under the Internal Revenue Code. That means that in each year it qualifies, it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). Tax-exempt U.S. investors will not incur unrelated business taxable income as a result of a leveraged investment by the Fund. If, however, a tax-exempt investor finances its investment in the Fund with debt, the dividend income paid by the Fund and generally any gain realized on the sale of Fund Shares would give rise to unrelated business taxable income to such tax-exempt investor. The Investment Manager shall be responsible for reviewing, analyzing and interpreting the format and content of the compliance reports, and shall be responsible for assessing whether Fund is in compliance with applicable requirements under the Internal Revenue Code.

   You should be aware of the following tax implications of investing in the
   Fund:

     o Whether  tax-exempt  investors  receive  them in cash or  reinvest  them, dividends  and  capital  gains  distributions  may be subject to state and local taxes. o Dividends paid from net investment income and short-term  capital gains are taxable as ordinary income.  Distributions  of the Fund's long-term  capital gains are taxable as long-term  capital  gains.  It does not matter how long you have held your shares.  o Every calendar year the Fund will send you and the IRS a statement showing the amount of any taxable dividends and other  distributions the Fund paid to you in the previous calendar year. The tax information the Fund sends you will separately  identify any long-term capital gains distribution the
Fund paid to you. o Because the Fund's  share prices  fluctuate,  you may have a capital gain or loss when your shares are  repurchased  or you exchange  them. A capital gain or loss is the difference between the price you paid for the shares and the price you received when they were  accepted for  repurchase or exchange.
Generally,  when shares of the Fund you have tendered are repurchased,  you must recognize any capital gain or loss on those  shares.  o If you buy shares on the date or just before the date the Fund declares a capital gains  distribution,  a portion  of the  purchase  price for the  shares  will be  returned  to you as a taxable  distribution.  o You should  review  the more  detailed  discussion  of federal income tax considerations in the Statement of Additional Information.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders. The Fund will identify returns of capital in shareholder notices.

     TAX TREATMENT BEFORE THE TAX TRANSITION

               The following is a summary of certain aspects of the income taxation of the Fund and its Shareholders that should be considered by those investors who were investors in the Fund prior to the Tax Transition. The
   Fund has not sought a ruling from the Internal Revenue Service (the
   "Service") or any other Federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any Federal tax issues other than the characterization of the
   Fund as a partnership for Federal income tax purposes prior to the Tax
   Transition.

               This summary of certain aspects of the Federal income tax
   treatment of the Fund is based upon the Internal Revenue Code of 1986, as amended (the "Code"), judicial decisions, Treasury Regulations (the
   "Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund for investors who were investors prior to the
   Tax Transition. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws, such as insurance companies.

   Investors should consult with their own tax advisers in order fully to understand the Federal, state, local and foreign income tax consequences of an investment in the Fund.

               In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of this prospectus and the SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans. Tax-exempt investors who were investors prior to the Tax Transition are urged to consult their own counsel regarding their investment in the Fund.

     TAX TREATMENT OF FUND OPERATIONS PRIOR TO THE TAX TRANSITION

     Classification  of the Fund.  The Fund  received an opinion of counsel that under the provisions of the Code and the  Regulations,  as in effect on the date of the opinion,  as well as under the relevant  authority  interpreting the Code and the Regulations,  and based upon certain  representations  of the Board, the
Fund was treated as a partnership  for Federal income tax purposes and not as an association taxable as a corporation.

               Under Section 7704 of the Code, "publicly traded partnerships"
   are generally treated as corporations for Federal income tax purposes. A publicly traded partnership is any partnership the Shares in which are traded on an established securities market or which are readily tradable on a secondary market (or the substantial equivalent thereof). Shares will not be and have not been traded on an established securities market. Regulations concerning the classification of partnerships as publicly traded partnerships
   (the "Section 7704 Regulations") provide certain safe harbors under which interests in a partnership will not be considered readily tradable on a secondary market (or the substantial equivalent thereof). The Fund may not be eligible for any of those safe harbors. In particular, it will not qualify and has not qualified under the private placement safe harbor set forth in the Section 7704 Regulations if the Fund has more than 100 Shareholders.

               The Section 7704 Regulations specifically provide that the fact that a partnership does not qualify for the safe harbors is disregarded for purposes of determining whether Shares in a partnership are readily tradable on a secondary market (or the substantial equivalent thereof). Rather, in this event the partnership's status is examined under a general facts and circumstances test set forth in the Section 7704 Regulations.
   Counsel also has rendered its opinion that, under this "facts and circumstances" test, and based upon the anticipated operations of the Fund as well as the legislative history to Section 7704, the text of the Section 7704
   Regulations and certain representations of the Fund, the Fund Shares will not be and has not been readily tradable on a secondary market (or the substantial equivalent thereof) and, therefore, that the Fund will not be and has not been treated as a publicly traded partnership taxable as a corporation.

               Neither of the opinions of counsel described above, however, is binding on the Service or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for Federal income tax purposes (as a result of a successful challenge to such opinions by the Service, changes in the Code, the
   Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise), the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain repurchases of Shares, would be treated as dividend income when received by Fund investors to the extent of the current or accumulated earnings and profits of the Fund; and Fund investors would not be entitled to report profits or losses realized by the Fund.

               Unless otherwise indicated, references in the following
   discussion of the tax consequences of Fund investments, activities, income, gain and loss, include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being an investor in Portfolio Funds.

               Prior to the Tax Transition, the Fund's treatment as a
   partnership for Federal income tax purposes, did not subject the Fund itself to Federal income tax. The Fund would file an annual partnership information return for 2005 with the Service which reports the results of operations.
   Each investor who was an investor prior to the Tax Transition, is required to report separately on its income tax return its distributive share of the
   Fund's net long-term capital gain or loss, net short-term capital gain or loss and all other items of ordinary income or loss. Each Shareholder is taxed on its distributive share of the Fund's taxable income and gain regardless of whether it has received or will receive a distribution from the
   Fund. For a more detailed discussion of certain aspects of the income taxation of the Fund and its investments under Federal and state law, see
   "Tax Aspects - Tax Treatment before the Tax Transition" in the SAI.

   DISTRIBUTION ARRANGEMENTS

   GENERAL

     The Distributor  acts as the distributor of Shares on a best efforts basis, subject to various conditions,  pursuant to the terms of a General Distributor's
Agreement  entered  into with the Fund.  Shares  may be  purchased  through  the
Distributor  or through  brokers  or  dealers  that have  entered  into  selling agreements with the  Distributor.  The Fund is not obligated to sell to a broker or dealer any Shares  that have not been placed with  Qualified  Investors  that meet  all  applicable  requirements  to  invest  in the  Fund.  The  Distributor maintains its  principal  office at 6803 South Tucson Way,  Englewood,  Colorado
80112, and is an affiliate of the Adviser and the Investment Manager.

   Subsequent to the initial offering, Shares will be offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board.

               Neither the Distributor nor any other broker or dealer is
   obligated to buy from the Fund any of the Shares. There is no minimum aggregate amount of Shares required to be purchased in the initial offering.
   The Distributor does not intend to make a market in Shares. The Fund has agreed to indemnify the Distributor and its affiliates and certain other persons against certain liabilities under the Securities Act.

   PURCHASE TERMS

               Shares are being offered only to Qualified Investors that meet all requirements to invest in the Fund. The minimum initial investment in the
   Fund by an investor is $50,000 (less the applicable sales load). Subsequent investments must be at least $5,000 (less the applicable sales load). These minimums may be modified by the Fund from time to time. Shares are being sold subject to a sales load, described on the cover of this prospectus.

               Under a Right of Accumulation the amount of each additional investment in the Fund by such a Shareholder will be aggregated with the amount of the Shareholder's initial investment and any other additional investments in the Fund (net of the value of all Shares held by the
   Shareholder repurchased by the Fund) in determining the applicable sales load. The Right of Accumulation also permits an investor's investment in the
   Fund to be combined with investments made by the investor's spouse, or for individual accounts (including IRAs and 403(b) Plans), joint accounts of such persons, and for trust or custodial accounts on behalf of their children who are minors. A fiduciary can count all Shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at the current offering price, of Shares previously purchased and currently owned to the value of Shares currently purchased to determine the sales load rate that applies. The reduced sales load will apply only to current purchases. An investor must request the reduced sales load when making an investment.

     However,  for purposes of determining the sale load for your investments in the Fund,  the right of  accumulation  privileges do not apply to investments in other funds managed by  OppenheimerFunds,  Inc. or its  affiliates.  The Fund no longer honors Letters of Intent.

               In addition, the sales load may be waived in certain cases with respect to purchases of Shares by certain purchasers, including: persons affiliated with the Adviser (or with its affiliates); brokers and dealers that use Shares in connection with investment products they offer or that sell Shares to defined contribution plans for which the broker or dealer provides administration services; and certain retirement plans and deferred compensation plans. For further information, see Appendix A of the SAI. To be eligible to receive a waiver of the sales load or special sales load rate applicable under the right of accumulation, an investor must advise the
   Distributor or the selling broker or dealer when making an investment.

               The full amount of the sales load is reallowed by the Distributor to selling brokers and dealers. In addition, the Distributor (or one of its affiliates) may pay from its own resources additional compensation to brokers and dealers of up to 1% of the value of Shares sold by such brokers and dealers. The maximum underwriting compensation to be paid to underwriters and related persons in connect with the initial offering of Shares will not exceed 8% of the initial gross proceeds of Shares sold. Such compensation consists of the maximum sales load of 2.5% and the 1% additional compensation described above. Prospective investors should be aware that these payments could create incentives on the part of the brokers and dealers to more positively consider the Fund relative to investment funds for which those parties are not eligible for payments of this nature (or for which only smaller payments are made). Additional detail regarding these payments may be obtained directly from your financial representative.

   Investor funds will not be accepted until the registration statement to which this prospectus relates is declared effective. All investor funds for the sale of Shares will be deposited in an escrow account maintained by PFPC, as escrow agent, at PNC Bank, Delaware, for the benefit of the investors. The full amount of an investment is payable in federal funds, which must be received by the Distributor not later than fourteen calendar days prior to the beginning of a month if payment is made by check or four business days prior to the beginning of a month if payment is sent by wire or via NSCC.

               Before an investor may invest in the Fund, the Distributor or the investor's sales representative will require a certification from the investor that it is a Qualified Investor and meets other requirements for investment, and that the investor will not transfer its Shares except in the limited circumstances permitted under the LLC Agreement. The form of investor certification that each investor will be asked to sign is contained in
   Appendix A of this prospectus. An investor's certification must be received by the Distributor, along with its payment as described above, otherwise an
   Investor's order will not be accepted.

               The LLC Agreement is contained in Appendix B of this prospectus.
   Each new investor will agree to be bound by all of its terms by executing the investor certification form.

               Each Share of the Fund represents an interest in the Fund
   proportionately equal to the interest of each other Share. Each Share has one vote at Shareholder meetings, with fractional Shares voting proportionally, on matters submitted to the vote of Shareholders. There are no cumulative voting rights. The Fund's Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of the Fund,
   Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to Shareholders after all expenses and debts have been paid.

   GENERAL INFORMATION

               The Fund is registered under the Investment Company Act as a closed-end, non-diversified management investment company. The Fund was formed as a limited liability company under the laws of the State of Delaware on October 3, 2001. The Fund's address is Two World Financial Center, 225
   Liberty Street, 11th Floor, New York, New York 10281-1008, and its telephone number is (212) 323-0200.

               A description of the Fund's policies and procedures with respect to disclosure of their portfolio securities is available in the Fund's
   Statement of Additional Information, which is available on request as described on the back cover of this Prospectus.

   Financial
   Highlights

   The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during the period. The financial highlights information has been audited by Ernst & Young LLP, the Fund's Independent
   Registered Public Accounting Firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

   ---------------------------------------------------------------------------------

   Financial Highlights   2005       2004        2003       20021

   Oppenheimer  Tremont
   Opportunity    Fund,
   LLC

   Year Ended March 31,

   ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------

   Total Return                     11.19%       3.15%      1.24%

   Incentive Allocation             (0.35)%      0.00%      0.00%
                                    -------      -----      -----
   Total Return net of                           3.15%      1.24%
   incentive                        10.84%
   allocation2

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ratios/Supplemental Data                    $67,098      $36,615        $25,808
Shareholders' capital, end
of period (in thousands)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ratios to average
Shareholders' capital:3
Net investment loss4                        (2.22)%      (2.11)%        (2.45)%5

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Total expenses                               2.28%        2.16%          2.48%5
Incentive allocation                         0.25         0.006           0.00
                                             ----         -----           ----

Total expenses and                           2.53%        2.16%          2.48%5
incentive allocation

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Portfolio turnover rate6                      36%          29%             0%

------------------------------------------------------------------------------------

1. For the period from January 2, 2002 (commencement of operations) to March 31,
2002.
2. Total return assumes a purchase of a Share in the Fund on the first day and a sale of that same Share on the last day of the period noted, after payment of the Incentive Fee (or its predecessor Incentive Allocation, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
3. Ratios do not reflect the Fund's proportionate share of income and expenses of the Portfolio Funds.
4. Excludes impact of Incentive Fee (or its predecessor Incentive Allocation).

5. Annualized.

6. Represents the lesser of purchases or sales of investments in Portfolio Funds divided by the average fair value of investments in Portfolio Funds.

                                                                    APPENDIX A

                             INVESTOR CERTIFICATION

     I hereby certify that I am: (A) a natural person, who either individually or together with my spouse has a net worth* in excess of $1.5 million (the "Net
Worth Requirement"); (B) an irrevocable trust that meets the Net Worth
Requirement; (C) a revocable trust and each grantor of the trust meets the Net
Worth Requirement; (D) an employee benefit plan (a "Plan") that meets the Net
Worth Requirement; (E) a participant-directed Plan and the person making the investment meets the Net Worth Requirement; (F) a corporation, partnership, limited liability company or other entity that meets the Net Worth Requirement that is not (i) a registered investment company, (ii) an entity which is excluded from the definition of Investment Company under Section 3(a) of the
Investment Company Act of 1940 based on Section 3(c)(1) because it is a non-publicly offered entity whose securities are beneficially owned by not more than 100 persons, or (iii) a business development company; or (G) an entity referred to in clause F(i), (ii) or (iii) above, not formed for the specific purpose of investing in the Fund and each equity owner meets the Net Worth
Requirement.

          I understand that it may be a violation of state and federal law for me to provide this certification if I know that it is not true. I have read the prospectus of the Fund, including the investor qualification and investor suitability provisions contained therein. I understand that an investment in the
Fund involves a considerable amount of risk and that some or all of the investment may be lost. I understand that an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the investment and should be viewed as a long-term investment.

          I am aware of the Fund's incentive allocation and limited provisions for transferability and withdrawal and have carefully read and understand the
"Incentive Fee" and "Redemptions, Repurchases of Shares and Transfers"
provisions in the prospectus.

      I am NOT (A) a non-resident alien or (B) a foreign corporation, foreign partnership, foreign trust or foreign estate (as those terms are defined in the
Code) for purposes of U.S. Federal income taxation. I agree to notify the Fund within 60 days of the date that I become a foreign person or entity. I further certify that my name, U.S. tax identification number, home address (in the case of an individual) and business address (in the case of an entity), as they appear in your records, are true and correct. I further certify that I am NOT subject to backup withholding because either (1) I am exempt from backup withholding, (2) I have not been notified by the Internal Revenue Service
("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends,** or (3) the IRS has notified me that I am no longer subject to backup withholding. I make these certifications under penalty of perjury and understand that they may be disclosed to the IRS by the Fund and that any false statement contained in this paragraph could be punished by fine and/or imprisonment.

          If I am the fiduciary executing this Investor Certificate on behalf of a Plan (the "Fiduciary"), I represent and warrant that I have considered the following with respect to the Plan's investment in the Fund and have determined that, in review of such considerations, the investment is consistent with the
Fiduciary's responsibilities under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"): (i) the fiduciary investment standards under
ERISA in the context of the Plan's particular circumstances; (ii) the permissibility of an investment in the Fund under the documents governing the
Plan and the Fiduciary; and (iii) the risks associated with an investment in the
Fund and the fact that I will be unable to redeem the investment. However, the
Fund may repurchase the investment at certain times and under certain conditions set forth in the prospectus.

          I understand that the Fund and its affiliates are relying on the certification and agreements made herein in determining my qualification and suitability as an investor in the Fund. I understand that an investment in the
Fund is not appropriate for, and may not be acquired by, any person who cannot make this certification, and agree to indemnify OppenheimerFunds, Inc. and its affiliates and hold harmless from any liability that you may incur as a result of this certification being untrue in any respect.

          By signing below, I hereby execute, as a Shareholder, and agree to be bound by the terms of the Fund's Limited Liability Company Agreement (the
"Agreement"), including its Power of Attorney provisions, a form of which is set forth in Appendix A to the prospectus. I have read the Agreement and, to the extent I believe it necessary, have consulted with my tax and legal advisors and understand its terms.

* As used herein, "net worth" means the excess of total assets at fair market value, including home, over total liabilities. For the purpose of determining
"net worth," the principal residence owned by an individual shall be valued at either (A) cost, including the cost of improvements, net of current encumbrances upon the property, or (B) the appraised value of the property as determined by an institutional lender, net of current encumbrances upon the property.

** The Investor must cross out item (2) if it has been notified by the IRS that it is currently subject to backup withholding because it has failed to report all interest and dividends on its tax return.

NOTE: If the shareholders of a joint account are not spouses, both shareholders must sign this certification.

By:  ____________________        Print Name (and Title, if applicable):
----------------------

By:  ____________________        Print Name (and Title, if applicable):
----------------------

INFORMATION AND SERVICES

For More Information About Oppenheimer Tremont Opportunity Fund, LLC:

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this
Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.858.9826
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
----------------------------------------------------------------------------
----------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds website:
                            WWW.OPPENHEIMERFUNDS.COM
----------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. is 811-10541      The Fund's shares are distributed
by:
PR0372.001.0505                           [logo] OppenheimerFunds
Distributor, Inc.

Printed on recycled paper.

                  Oppenheimer Tremont Opportunity Fund, LLC

                            ___________________, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                          New York, New York 10281-1008
                                 (212) 323-0200
                            toll-free (800) 858-9826

            This Statement of Additional Information ("SAI") is not a
prospectus. This SAI relates to and should be read in conjunction with the prospectus of Oppenheimer Tremont Opportunity Fund, LLC (the "Fund"), dated
____________, 2005. A copy of the prospectus may be obtained by contacting the
Fund at the telephone numbers or address set forth above.

            This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                        INVESTMENT POLICIES AND PRACTICES

            The investment objective and principal investment strategies of the
Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the prospectus. Certain additional investment information is set forth below.
FUNDAMENTAL POLICIES

            The Fund's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the
Fund ("Shares"), are listed below. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. As defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"), the vote of a "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of security holders duly called, (a)
of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund may not:

Issue senior securities, except to the extent permitted by Section 18 of the
Investment Company Act or as otherwise permitted by the Securities Exchange
Commission (the "SEC").
Borrow money, except to the extent permitted by Section 18 of the Investment
Company Act or as otherwise permitted by the SEC.

      Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its portfolio securities.

      Make loans, except through purchasing fixed-income securities, lending portfolio securities, or entering into repurchase agreements in a manner consistent with the Fund's investment policies or as otherwise permitted under the Investment Company Act.

      Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or issued by companies that invest or deal in real estate or real estate investment trusts.

      Invest in commodities or commodity contracts, except that the Fund may purchase and sell non-U.S. currency, options, futures and forward contracts, including those related to indexes, and options on indexes.

      Invest 25% or more of the value of its total assets in the securities
      (other than U.S. Government securities) of issuers engaged in any single industry or group of related industries; provided, however, that the Fund will invest 25% or more of the value of its total assets in Portfolio
      Funds (except temporarily during any period of adverse market conditions generally affecting Portfolio Funds), but will not invest 25% or more of the value of its total assets in Portfolio Funds that, in the aggregate, have investment programs that focus on investing in any single industry or group of related industries.

            With respect to these investment restrictions and other policies described in this SAI or the prospectus (except the Fund's policies on borrowings and senior securities set forth above), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy. The Fund's investment policies and restrictions do not apply to the activities and transactions of investment funds in which assets of the Fund are invested, but will apply to investments made by the Fund (or any account consisting solely of Fund assets).

            The Fund's investment objective is fundamental and may not be changed without the vote of a majority (as defined by the Investment Company
Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

            As discussed in the prospectus, the Fund will invest primarily in private investment funds ("Portfolio Funds") that are managed by alternative asset managers ("Portfolio Managers") that employ a wide range of specialized investment strategies that each individually offers the potential for attractive investment returns and which, when blended together within the Fund's portfolio, are designed to produce an overall investment exposure that has a low correlation to the general performance of equity, debt and other markets. The
Fund may also on occasion retain a Portfolio Manager to manage a designated segment of the Fund's assets (a "Portfolio Account") in accordance with the
Portfolio Manager's investment program. Additional information regarding the types of securities and financial instruments in which Portfolio Managers may invest the assets of Portfolio Funds and Portfolio Accounts, and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY SECURITIES

            The investment portfolios of Portfolio Funds and Portfolio Accounts will include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

            Portfolio Managers may generally invest Portfolio Funds and
Portfolio Accounts in equity securities without restriction. These investments may include securities issued by companies having relatively small market capitalization, including "micro cap" companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. These securities are also subject to other risks that are less prominent in the case of the securities of larger companies.

FIXED-INCOME SECURITIES

            Portfolio Funds and Portfolio Accounts may invest in fixed-income securities. A Portfolio Manager will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive and also may invest in these securities for defensive purposes and to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by
U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.
Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

            Portfolio Funds and Portfolio Accounts may invest in both investment grade and non-investment grade debt securities (commonly referred to as "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization
(a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

            A Portfolio Fund's or Portfolio Account's investments in
non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

NON-U.S. SECURITIES

            Portfolio  Funds and  Portfolio  Accounts may invest in equity and fixed-income  securities of non-U.S.  issuers and in depositary receipts, such as American  Depositary  Receipts ("ADRs"),  that represent indirect interests in  securities of non-U.S.  issuers.  Non-U.S.  securities in which  Portfolio
Funds and Portfolio  Accounts may invest may be listed on non-U.S.  securities exchanges or traded in non-U.S.  over-the-counter  markets or may be purchased in private  placements  and not be publicly  traded.  Investments  in non-U.S.
securities  are affected by risk factors  generally  not thought to be present in the United States.  These factors are listed in the prospectus  under "Risk
Factors--Non-U.S. Investments."

            As a general matter, Portfolio Funds and Portfolio Accounts are not required to hedge against non-U.S. currency risks, including the risk of changing currency exchange rates, which could reduce the value of non-U.S.
currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Portfolio Fund or Portfolio Account may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective.
Forward contracts are transactions involving the Portfolio Fund's or Portfolio
Account's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Portfolio Fund or
Portfolio Account for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Portfolio
Fund or Portfolio Account anticipates purchasing or selling a non-U.S. security.
This technique would allow the Portfolio Fund or Portfolio Account to "lock in"
the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Portfolio Fund's or Portfolio Account's existing holdings of non-U.S. securities. There may be, however, imperfect correlation between the Portfolio Fund's or Portfolio Account's non-U.S.
securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue the Fund's or a Portfolio Fund's investment objective, such as when a Portfolio
Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in the Fund's or Portfolio Fund's investment portfolio.

            ADRs involve substantially the same risks as investing directly in securities of non-U.S. issuers, as discussed above. ADRs are receipts typically issued by a U.S. bank or trust company that show evidence of underlying securities issued by a non-U.S. corporation. Issuers of unsponsored Depository
Receipts are not obligated to disclose material information in the United
States, and therefore, there may be less information available regarding such issuers.

MONEY MARKET INSTRUMENTS

            The Fund, Portfolio Funds and Portfolio Accounts may invest during periods of adverse market or economic conditions for defensive purposes some or all of their assets in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as
Tremont Partners, Inc., the Fund's investment manager (the "Investment
Manager"), or Portfolio Managers deem appropriate under the circumstances. The
Fund or Portfolio Funds also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

REPURCHASE AGREEMENTS

            Repurchase agreements are agreements under which the Fund, a
Portfolio Fund or Portfolio Account purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Company at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund, Portfolio
Fund or Portfolio Account would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund, Portfolio Fund or Portfolio Account might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks. The Fund has adopted specific policies designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

            Reverse repurchase agreements involve the sale of a security to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio Fund or Portfolio Account.
Reverse repurchase agreements are a form of leverage which also may increase the volatility of a Portfolio Fund's or Portfolio Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

            Portfolio Funds and Portfolio Accounts may use a variety of special investment techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. These techniques may involve the use of derivative transactions. The techniques Portfolio Funds and Portfolio Accounts may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that Portfolio Funds or Portfolio Accounts may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Portfolio Fund or Portfolio Account may suffer losses as a result of its hedging activities.

            DERIVATIVES. Portfolio Funds and Portfolio Accounts may engage in transactions involving options, futures and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit Portfolio Funds and Portfolio Accounts to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities.

            Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund's or Portfolio Account's performance.

            If a Portfolio Fund or Portfolio Account invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund's or Portfolio Account's return or result in a loss. A
Portfolio Fund or Portfolio Account also could experience losses if its derivatives were poorly correlated with its other investments, or if the
Portfolio Fund or Portfolio Account were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

            OPTIONS AND FUTURES. The Portfolio Managers may utilize options and futures contracts. They also may use so-called "synthetic" options (notional principal contracts with characteristics of an OTC option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Such transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly with counterparties. When such transactions are purchased over-the-counter or negotiated directly with counterparties, a Portfolio Fund or Portfolio Account bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. Such transactions may also be illiquid and, in such cases, a
Portfolio Manager may have difficulty closing out its position. Over-the-counter options and synthetic transactions purchased and sold by Portfolio Funds and
Portfolio Accounts may include options on baskets of specific securities.

            The Portfolio Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives.
A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund or Portfolio Account owns the underlying security. The sale of such an option exposes a Portfolio Fund or Portfolio Account during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund's or Portfolio Account's books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Portfolio Funds and Portfolio
Accounts need not be covered.

            A Portfolio Fund or Portfolio Account may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Portfolio Fund or Portfolio Account will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Manager would ordinarily effect a similar "closing sale transaction," which involves liquidating a position by selling the option previously purchased, although the Portfolio Manager could exercise the option should it deem it advantageous to do so.

            Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction.
The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

            The use of derivatives that are subject to regulation by the
Commodity Futures Trading Commission (the "CFTC") by Portfolio Funds and
Portfolio Accounts could cause the Fund to be a commodity pool, which would require the Fund to comply with certain rules of the CFTC. However, the Fund intends to conduct its operations to avoid regulation as a commodity pool. If applicable CFTC rules change, more restrictive conditions may be applied to the
Fund's use of certain derivatives.

            Portfolio Funds and Portfolio Accounts may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United
States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.
Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

            Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.
Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio Fund or Portfolio Account to substantial losses.

            Successful use of futures also is subject to a Portfolio Manager's ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

            Some or all of the Portfolio Managers may purchase and sell stock index futures contracts for a Portfolio Fund or Portfolio Account. A stock index future obligates a Portfolio Fund or Portfolio Account to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

            Some or all of the Portfolio Managers may purchase and sell interest rate futures contracts for a Portfolio Fund or Portfolio Account. An interest rate future obligates represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

            Some or all of the Portfolio Managers may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

            OPTIONS ON SECURITIES INDEXES. Some or all of the Portfolio Managers
may purchase and sell for the Portfolio Funds and Portfolio Accounts call and put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Portfolio Manager of options on stock indexes will be subject to the
Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

            WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

            SWAP AGREEMENTS. The Portfolio Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of Portfolio
Funds and Portfolio Accounts. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

            Most swap agreements entered into by a Portfolio Fund or Portfolio
Account would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, a Portfolio Fund's or Portfolio
Account's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that a party is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund's or Portfolio Account's risk of loss consists of the net amount of payments that it contractually is entitled to receive.

            To achieve investment returns equivalent to those achieved by a
Portfolio Manager in whose investment vehicles the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive the total return of the reference investment vehicle over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances.
The Federal income tax treatment of swap agreements and other derivatives used in the above manner is unclear. The Fund does not currently intend to use swaps or other derivatives in this manner.

LENDING PORTFOLIO SECURITIES

            A Portfolio Fund or Portfolio Account may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio Fund or Portfolio
Account continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio Fund or Portfolio Account an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. A Portfolio Fund or
Portfolio Account generally will receive collateral consisting of cash, U.S.
Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio Fund or Portfolio Account might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund or Portfolio Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

            To reduce the risk of changes in securities prices and interest rates, a Portfolio Fund or Portfolio Account may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Portfolio Fund or Portfolio Account enters into the commitment, but the Portfolio Fund or Portfolio Account does not make payment until it receives delivery from the counterparty. After a Portfolio Fund or Portfolio Account commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

            Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Portfolio Fund or Portfolio
Account to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio Fund or Portfolio Account is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Portfolio Fund or
Portfolio Account. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund or Portfolio Account on a forward basis will not honor its purchase obligation. In such cases, the
Portfolio Fund or Portfolio Account may incur a loss.

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES

REPURCHASE OFFERS

            As discussed in the prospectus, offers to repurchase Shares will be made by the Fund at such times and on such terms (including as to the number of shares) as may be determined by the Board of Directors of the Fund (the
"Board"), in its sole discretion in accordance with the provisions of applicable law. In determining whether the Fund should repurchase Shares or portions thereof from Shareholders pursuant to written tenders, the Board will consider the recommendation of OppenheimerFunds, Inc. (the "Adviser"), the Fund's
investment adviser. The Board also will consider various factors, including but not limited to those listed in the prospectus, in making its determinations.

            The Board will cause the Fund to make offers to repurchase Shares from Shareholders pursuant to written tenders only on terms it determines to be fair to the Fund, subject to certain regulatory requirements imposed by SEC rules, and to all Shareholders or persons holding Shares acquired from
Shareholders. When the Board determines that the Fund will repurchase Shares or portions thereof, notice will be provided to each Shareholder describing the terms thereof, and containing information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity.
Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain an estimated net asset value of their Shares from the Adviser during such period. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder.

            As discussed in the prospectus, the Fund will issue notes to tendering Shareholders in connection with the repurchase of Shares. Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books a segregated account consisting of (i) cash, (ii) liquid securities or
(iii) interests in Portfolio Funds that the Fund has requested be withdrawn (or any combination of the foregoing), in an amount equal to the aggregate estimated unpaid dollar amount of the notes issued by the Fund in connection with the repurchase offer.

            Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Investment Manager intends to take measures (subject to such policies as may be established by the Board of Directors) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of
Shares.

MANDATORY REDEMPTION BY THE FUND

            As noted in the prospectus, the Fund has the right to redeem Shares of a Shareholder or any person acquiring Shares from or through a Shareholder under certain circumstances. Such mandatory redemptions may be made if:

            o  Share have been transferred or Shares has vested in any person by operation of law as the result of the death, dissolution,
               bankruptcy or incompetency of a Shareholder;
o              ownership of Shares by a Shareholder or other person will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant
               jurisdiction;
o     continued  ownership  of such Shares may be harmful or  injurious to the business or reputation of the Fund or the Adviser;
o     any of the  representations  and  warranties  made by a  Shareholder  in connection  with the  acquisition  of Shares  was not true when made or has ceased to be true; or
o     it would be in the best interests of the Fund to redeem Shares.

TRANSFERS OF SHARES

            No shareholder will be permitted to transfer shares of the Fund unless after such transfer the value of the shares remaining is at least equal to Fund's minimum investment requirement. If such a transferee does not meet the
Shareholder eligibility requirements, the Fund reserves the right to redeem its
Shares. Any transfer of Shares in violation of the LLC Agreement will not be permitted and will be void. The LLC Agreement provides that each Shareholder has agreed to indemnify and hold harmless the Fund, the Directors, the Adviser, each other Shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Shareholder in violation of these provisions or any misrepresentation made by such Shareholder in connection with any such transfer.

                               BOARD OF DIRECTORS

            The Board of the Fund provides broad oversight over the operations and affairs of the Fund. It has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund's business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

            The Directors are not required to contribute to the capital of the
Fund or to hold Shares in the Fund. A majority of the Directors are persons who are not "interested persons" (as defined in the Investment Company Act) of the
Fund (collectively, the "Independent Directors"). The Independent Directors
perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

            The identity of the Directors and officers of the Fund and brief biographical information regarding each Director and officer during the past five years is set forth below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.

       Oppenheimer Tremont Opportunity Fund, LLC Managers and Officers

      The address of each Director and Interested Director in the charts below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Manager serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                                Independent Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5     Dollar        Aggregate
                                                                             Dollar
                                                                             Range Of
                                                                             Shares
                                                                             Beneficially
                                                                             Owned in
                     Years;                                    Range of      Any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares        Oppenheimer
with Fund,           Director;                                 Beneficially  Funds
Length of Service,   Number of Portfolios in Fund Complex      Owned in      Overseen
Age                  Currently Overseen by Director            the Fund      by Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31,
                                                                          2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald J. Abdow,     Chairman (since 1959) of Abdow
Director since 2002  Corporation (operator of restaurants);
Age:  72             Trustee of the following real estate
                     businesses (owners and operators of
                     restaurants): G&R Realty Co. (since 1978), G&R Trust Co.
                     (since 1973), Abdow Partnership (since 1975), Auburn
                     Associates (since 1983); Hazard Associates (since 1985);
                     Trustee of MML Series Investment Fund (since 1993) and of
                     MassMutual Institutional Funds (MMIF) (since 1994)
                     (open-end investment companies); Trustee (since 1987) of
                     Bay State Health System (health services); Chairman (since
                     1996) of Western Mass Development Corp. (non-profit land
                     development); Chairman (since 1991) of American
                     International College (non-profit college). Oversees 10
                     portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler,    Self-employed as an investment
Director since 2002  consultant; a director (since 1996) of
Age:  63             Lakes Environmental Association, and
                     Medintec (since 1992) and Cathco (since 1995) (medical
                     device companies); a member of the investment committee of the Associated Jewish Charities of Baltimore (since 1994);
                     formerly a director of Fortis/Hartford mutual funds (1994 -
                     December 2001). Oversees 10 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold,       President of Wold Properties, Inc. (an
Director since 2002  oil and gas exploration and production
Age:  56             company); Vice President, Secretary and
                      Treasurer of Wold Trona Company, Inc.
                      (soda ash processing and production);
                      Vice President of Wold Talc Company,
                     Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch
                     (cattle ranching); formerly Director and Chairman of the
                     Board, Denver Branch of the Federal Reserve Bank of Kansas
                     City (1993 - 1999) and Director of PacifiCorp. (1995 -
                     1999), an electric utility. Oversees 10 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                               Interested Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5     Dollar        Aggregate
                                                                             Dollar
                                                                             Range Of
                                                                             Shares
                                                                             Beneficially
                                                                             Owned in
                     Years;                                    Range of      Any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares        Oppenheimer
with Fund,           Director;                                 Beneficially  Funds
Length of Service,   Number of Portfolios in Fund Complex      Owned in      Overseen
Age                  Currently Overseen by Director            the Fund      by Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                            As of December 31,
                                                                         2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Eustis Walcott,      Principal with Ardsley Associates (since
Director since 2002  2000) (consulting firm); Director (since
Age:  66             October 2000) of Cornerstone Real Estate
                     Advisors (real estate equity investment management
                     services) and MML Investors Services (individual
                     retirement, insurance, investment, and life event planning products and services company) (both affiliates of the
                     Adviser; Trustee of OFI Trust Company (since 2001) (also an affiliate of the Adviser). Formerly Trustee of the American
                     International College (1995 - December 2003); Senior Vice
                     President, MassMutual Financial Group (May 1990 - July
                     2000). Oversees 10 portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------

            The address of the Officers in the chart below is as follows:  for
                            Miao  and  Ms.  Bloomberg,   Two  World  Financial
Center,  225  Liberty  Street,  11th Floor,  New York,  NY  10281-1008,  for Messrs.
Petersen,  Vottiero  and Wixted and Ms.  Ives,  6803 S. Tucson Way,  Centennial,  CO
80112-3924.  Each  Officer  serves  for an annual  term or until his or her  earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name;                        Principal occupation(s) during past 5 years
Position;
Commencement of Service;
Age
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian W. Wixted,             Senior  Vice  President  and  Treasurer  (since  March
Treasurer since 2002         1999) of the Adviser.;  Treasurer of HarbourView Asset
Age:  44                     Management    Corporation,    Shareholder    Financial

                             Services, Inc., Shareholder Services, Inc.,
                             Oppenheimer Real Asset Management Corporation, and
                             Oppenheimer Partnership Holdings, Inc. (since March
                             1999), of OFI Private Investments, Inc. (since
                             March 2000), of OppenheimerFunds International Ltd.
                             and OppenheimerFunds plc (since May 2000), of OFI
                             Institutional Asset Management, Inc. (since
                             November 2000), and of OppenheimerFunds Legacy
                             Program (a Colorado non-profit corporation) (since
                             June 2003); Treasurer and Chief Financial Officer
                             (since May 2000) of OFI Trust Company (a trust
                             company subsidiary of OppenheimerFunds, Inc.);
                             Assistant Treasurer (since March 1999) of
                             Oppenheimer Acquisition Corp. Formerly Assistant
                             Treasurer of Centennial Asset Management
                             Corporation (March 1999-October 2003) and
                             OppenheimerFunds Legacy Program (April 2000-June
                             2003); Principal and Chief Operating Officer (March
                             1995-March 1999) at Bankers Trust Company-Mutual
                             Fund Services Division. An officer of 83 portfolios
                             in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Philip Vottiero,             Vice  President/Fund  Accounting  of the Adviser since
Assistant Treasurer since    March   2002.   Formerly   Vice    President/Corporate
2002                         Accounting  of  the  Adviser  (July  1999-March  2002)
Age:  41                     prior to  which  he was  Chief  Financial  Officer  at
                             Sovlink   Corporation   (April   1996-June  1999).  An
                             officer  of  83  portfolios  in  the  OppenheimerFunds
                             complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian Petersen,              Assistant Vice President of the Adviser since August
Assistant Treasurer since    2002; formerly Manager/Financial Product Accounting
2004                         (November 1998-July 2002) of the Adviser. An officer
Age: 33                      of 83 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Zack,              Executive  Vice  President  (since  January  2004) and
Secretary since 2002         General  Counsel (since February 2002) of the Adviser;
Age:  55                     Senior  Vice  President  and  General  Counsel  (since
                             November 2001) of OFI Institutional Asset
                             Management, Inc.; General Counsel and a director
                             (since November 2001) of the Distributor; General
                             Counsel (since November 2001) of Centennial Asset
                             Management Corporation; Senior Vice President and
                             General Counsel (since November 2001) of
                             HarbourView Asset Management Corporation; Secretary
                             and General Counsel (since November 2001) of
                             Oppenheimer Acquisition Corp.; Assistant Secretary
                             and a director (since October 1997) of
                             OppenheimerFunds International Ltd. and
                             OppenheimerFunds plc; Vice President and a director
                             (since November 2001) of Oppenheimer Partnership
                             Holdings, Inc.; a director (since November 2001) of
                             Oppenheimer Real Asset Management, Inc.; Senior
                             Vice President, General Counsel and a director
                             (since November 2001) of Shareholder Financial
                             Services, Inc., Shareholder Services, Inc., OFI
                             Private Investments, Inc. and OFI Trust Company;
                             Vice President (since November 2001) of
                             OppenheimerFunds Legacy Program; a director (since
                             June 2003) of OppenheimerFunds (Asia) Limited.
                             Formerly Senior Vice President (May 1985-December
                             2003), Acting General Counsel (November
                             2001-February 2002) and Associate General Counsel
                             (May 1981-October 2001) of OppenheimerFunds, Inc.;
                             Assistant Secretary of Shareholder Services, Inc.
                             (May 1985-November 2001), Shareholder Financial
                             Services, Inc. (November 1989-November 2001); and
                             OppenheimerFunds International Ltd. (October
                             1997-November 2001). An officer of 83 portfolios in
                             the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kathleen T. Ives,            Vice  President  (since June 1998) and Senior  Counsel
Assistant Secretary since    and Assistant  Secretary  (since  October 2003) of the
2002                         Adviser;  Vice  President  (since 1999) and  Assistant
Age:  38                     Secretary  (since  October  2003) of the  Distributor;
                             Assistant Secretary (since October 2003) of
                             Centennial Asset Management Corporation; Vice
                             President and Assistant Secretary (since 1999) of
                             Shareholder Services, Inc.; Assistant Secretary
                             (since December 2001) of OppenheimerFunds Legacy
                             Program and of Shareholder Financial Services, Inc.
                             Formerly an Assistant Counsel (August 1994-October
                             2003) and Assistant Vice President of
                             OppenheimerFunds, Inc. (August 1997-June 1998). An
                             officer of 83 portfolios in the OppenheimerFunds
                             complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip Gillespie,           Senior Vice President and Deputy General Counsel of
Assistant   Secretary  since the Adviser since September 2004. Formerly Mr.
2004                         Gillespie held the following positions at Merrill
Age:  41                     Lynch Investment Management: First Vice President
                             (2001-September 2004); Director (from 2000) and
                             Vice President (1998-2000). An officer of 82
                             portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Lisa Bloomberg,              Vice President and Associate Counsel of the Adviser
Assistant   Secretary  since since May 2004; formerly First Vice President and
2004                         Associate General Counsel of UBS Financial Services
Age:  37                     Inc. (formerly, PaineWebber Incorporated) (May 1999 -
                             April 2004) prior to which she was an Associate at
                             Skaden, Arps, Slate, Meagher & Flom, LLP (September
                             1996 - April 1999). An officer of 82 portfolios in
                             the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Wayne Miao,                  Assistant Vice President and Assistant Counsel of the
Assistant Secretary since    Adviser since June 2004. Formerly an Associate with
2004                         Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  32                     2004). An officer of 82 portfolios in the
                            OppenheimerFunds complex.

------------------------------------------------------------------------------------

      |X| Remuneration of Directors. The officers of the Fund and one Director of the Fund (Mr. Murphy) who are affiliated with the Adviser or the Investment
Manager receive no salary or fee from the Fund. The Independent Directors of the
Fund received the compensation shown below from the Fund with respect to the
Fund's fiscal period ended March 31, 2005. The compensation from all of the
Board IV Funds represents compensation received as a trustee, manager or member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2004.

COMPENSATION

-------------------------------------------------------------------------------
Trustee Name and Other Fund          Aggregate        Total Compensation From
                                                       Fund and Fund Complex

                                 Compensation from     Paid to Directors (10

Position(s) (as applicable) Fund1 funds)*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ronald J. Abdow                          $                      $ 2
Trustee, Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eustis Walcott                           $                       $
Trustee
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joseph M. Wikler                         $                       $
Trustee, Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Peter I. Wold                            $                       $
Trustee, Audit Committee Member
-------------------------------------------------------------------------------
1. Aggregate Compensation from the Fund includes fees and deferred compensation, if any, for a Trustee.

2. Includes $__________ compensation paid to Mr. Abdow for serving as a trustee for two open-end investment companies (MassMutual Institutional Funds and MML
   Series Investment Fund) the investment advisor for which is the indirect parent company of the Fund's Adviser. The Adviser also serves as the
   Sub-Advisor to the MassMutual International Equity Fund, a series of
   MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with SEC regulations. The Adviser does not consider MassMutual
Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

            The Directors who are not employees of the Adviser, including its affiliates, are each paid an annual retainer of $16,000 and per meeting fees of
$500. The other Directors receive no annual or other fees from the Fund. All
Directors are reimbursed by the Fund for their reasonable travel and out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund. The officers of the Fund do not receive any additional compensation from the Fund.

            The Directors serve on the Board for terms of indefinite duration. A
Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death or incapacity. A
Manager may resign upon 90 days' prior written notice to the other Directors, and may be removed either by vote of two-thirds of the Directors not subject to the removal vote or vote of the shareholders holding not less than two-thirds of the total number of votes eligible to be cast by all shareholders. The Directors will render assistance to shareholders on the question of the removal of
Directors in the manner required by Section 16(c) of the Investment Company Act.
In the event of any vacancy in the position of a Manager, the remaining
Directors may appoint an individual to serve as a Manager, so long as immediately after such appointment at least two-thirds of the Directors then serving would have been elected by the shareholders. The Directors may call a meeting of shareholders to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which Directors who were elected by the shareholders cease to constitute a majority of the Directors then serving.
If no Manager remains to manage the business of the Fund, the Adviser may manage and control the Fund, but must convene a meeting of shareholders within 60 days for the purpose of either electing new Directors or dissolving the Fund.

CODES OF ETHICS

            The Fund, the Adviser, the Investment Manager and OppenheimerFunds
Distributor, Inc. ("OFDI"), the Fund's distributor, have each adopted codes of ethics. The codes are designed to detect and prevent improper personal trading by their personnel, including investment personnel, that might compete with or otherwise take advantage of the Fund's portfolio transactions. Covered persons include the Directors and the officers and directors of the Adviser and the
Investment Manager, as well as employees of the Adviser and the Investment
Manager having knowledge of the investments and investment intentions of the
Fund. The codes of ethics permit persons subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

            The codes of ethics are included as exhibits to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The codes of ethics are available on the
EDGAR database on the SEC's Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

      |X| Portfolio Proxy Voting. The Fund is a fund-of-funds that invests primarily in Portfolio Funds which have investors other than the Fund. The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser and the Adviser has delegated to the Investment Manager to vote the Fund's proxies in accordance with its proxy voting guidelines and procedures. However, the Fund invests primarily in securities of private investment partnerships and similar investment vehicles, which are not voting securities. To the extent the
Fund invests in voting securities, if any, the Fund's primary consideration in voting portfolio proxies would be the financial interests of the Fund and its
Shareholders. For the purpose of voting portfolio proxies relating to voting securities held by the Fund, if any, the Fund has adopted the OppenheimerFunds
Portfolio Proxy Voting Policies and Procedures. The OppenheimerFunds Proxy
Voting Guidelines on routine and non-routine proxy proposals are summarized below. o The Fund would vote with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o        In general, the Fund would oppose anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o        The Fund would support shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o The Fund would oppose proposals to classify the board of directors. o The Fund would support proposals to eliminate cumulative voting. o The Fund would oppose re-pricing of stock options. o The Fund would generally consider executive compensation questions such
         as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund would generally support management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826 and (ii)
on the SEC's website at WWW.SEC.GOV.

                          INVESTMENT ADVISORY SERVICES

THE INVESTMENT ADVISER

            The Adviser serves as the Fund's investment adviser, subject to the ultimate supervision of and subject to any policies established by the Board.
The Adviser is a majority owned subsidiary of Oppenheimer Acquisition
Corporation, which in turn is a wholly owned subsidiary of Massachusetts Mutual
Life Insurance Company ("MassMutual").

            Pursuant to the terms of an investment advisory agreement entered into between the Fund and the Adviser dated November 20, 2001 (the "Advisory
Agreement"), the Adviser is responsible for developing, implementing and supervising the Fund's investment program and in connection therewith shall regularly provide investment advice and recommendations to the Fund with respect to its investments, investment policies and purchases and sales of securities for the Fund and arranging for the purchase and sale of such securities.

            The Adviser is authorized, subject to the approval of the Board and
Shareholders, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services, subject to the requirement that the
Adviser supervise the rendering of any such services to the Fund by its affiliates.

            As compensation for services required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a monthly fee (the
"Management Fee") computed at the annual rate of 1.00% of the aggregate value of outstanding Shares determined as of the last day of the month (before any repurchases of Shares or the accrual of the Incentive Fee, described below). The
Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee determined as a percentage of the net profits (the "Incentive Fee"). The method of computation of the
Incentive Fee is described in the prospectus.

            The Advisory Agreement was approved by the Board (including a majority of the Independent Directors), at a meeting held in person on November
19, 2001, and was approved on November 20, 2001 by the Adviser, the then sole investor of the Fund. It has an initial term of two years from the date of its execution, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance is also approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.
The Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by the Board; by vote of a majority of the outstanding voting securities of the Fund; or by the Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the
Investment Company Act and the rules thereunder.

            The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Adviser is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security. In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation and use the name "Oppenheimer"
in connection with other investment companies for which it may act as investment adviser or general distributor. If the Adviser shall no longer act as investment adviser of the Fund, the Adviser may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

            The Adviser or its designee maintains the Fund's accounts, books and other documents required to be maintained under the Investment Company Act at
OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

THE INVESTMENT MANAGER

            As authorized by the Advisory Agreement, Tremont Partners, Inc. (the
"Investment Manager"), an affiliate of the Adviser, has been assigned responsibility for providing day-to-day investment management services to the
Fund, subject to the supervision of the Adviser. The Investment Manager is primarily responsible for the selection of Portfolio Managers and the allocation of the assets of the Fund for investment among the Portfolio Managers. In addition, the Investment Manager is responsible for investing the cash portion of the Fund's assets not invested in Portfolio Funds or through Portfolio
Accounts. The Investment Manager is a majority owned subsidiary of Oppenheimer
Acquisition Corporation, which in turn is a wholly owned subsidiary of
MassMutual.

            The Investment Manager provides services to the Fund pursuant to the terms of a sub-advisory agreement entered into between the Adviser and the
Investment Manager dated as of November 20, 2001 (the "Sub-Advisory Agreement").
In consideration of the services provided by the Investment Manager, the Adviser pays a monthly fee to the Investment Manager equal to 50% of the amount of the
Management Fee earned by the Adviser pursuant to the Advisory Agreement, together with the full amount of the Incentive Fee, if any. As discussed in the prospectus, the Incentive Fee is a performance-based incentive fee equal to 5%
of net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the "Preferred Return"
(described below), subject to reduction of that excess for prior losses that have not been previously offset against net profits. The method of computation of the Incentive Fee is described in the prospectus.

            The Sub-Advisory Agreement was approved by the Board (including a majority of the Independent Directors), at a meeting held in person on November
19, 2001, and was approved on November 20, 2001 by the Adviser, the then sole investor of the Fund. It has an initial term of two years from the date of its execution, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance is also approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by the Board; by vote of a majority of the outstanding voting securities of the Fund; by the Adviser; or by the Investment Manager. The
Sub-Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the Investment Company Act and the rules thereunder.

            The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Investment Manager is not liable to the Fund or to the Adviser for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security. In addition, it provides that the
Investment Manager may act as investment adviser for any other person, firm or corporation and use the name "Tremont" in connection with other investment companies for which it may act as investment adviser. If the Investment Manager shall no longer act as investment manager of the Fund, the Investment Manager may withdraw the right of the Fund to use the name "Tremont" as part of its name.

         Each year, the Board of Directors, including a majority of the
Independent Directors, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Adviser and Investment Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory and sub-advisory agreements. Among other factors, the Board considered:

o        The nature, cost, and quality of the services provided to the Fund and its Shareholders, including the process to be used in connection with its analysis of the underlying Portfolio Funds or Portfolio Accounts and their Portfolio Managers;

o The profitability of the Fund to the Adviser and Investment Manager; o The
investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Adviser and Investment Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Adviser and Investment Manager;
         and
o        The direct and indirect benefits the Adviser and Investment Manager received from its relationship with the Fund. These included services provided by the Fund's transfer agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
         Act of 1934, as amended.

      The Board considered that the Adviser must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The
Board also considered that maintaining the financial viability of the Adviser and Investment Manager is important so that the Adviser and Investment Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other investment companies advised by the Adviser and Investment
Manager. The Board is aware that there are alternatives to the use of the
Adviser and Investment Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Adviser and Investment Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board of Directors, in a meeting held on
December 4, 2003, concluded that it was in the best interest of Shareholders to continue the investment advisory and sub-advisory agreements for another year.
In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the investment advisory and sub-advisory agreements, including the investment advisory fee and
Incentive Fees, in light of all of the surrounding circumstances.

FUND EXPENSES

            The Fund will bear all costs and expenses incurred in its business and operations other than those specifically required to be borne by the Adviser pursuant to the Advisory Agreement. Costs and expenses borne by the Fund include, but are not limited to, the following: o all costs and expenses directly related to investment transactions and
                  positions for the Fund's account, including, but not limited to, brokerage commissions, research fees, interest and
                  commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased, custodial fees, margin fees, transfer taxes and premiums, taxes withheld on foreign dividends and indirect expenses from investments in Portfolio Funds;
o                 all costs and expenses associated with the operation and
                  registration of the Fund, offering costs and the costs of
                  compliance with any applicable Federal and state laws;
o     all costs and expenses  associated with the  organization  and operation of separate  investment funds managed by Portfolio  Managers retained by the Fund;

o     the  costs  and  expenses  of  holding  meetings  of the  Board  and any meetings of  Shareholders,  including costs  associated with the preparation and dissemination of proxy materials;
o                 the fees and disbursements of Fund counsel, legal counsel to the Independent Directors, Independent Registered Public
                  Accounting Firm for the Fund and other consultants and
                  professionals engaged on behalf of the Fund;

o     the Management Fee;
o     the  fees   payable   to   custodians   and  other   persons   providing
                  administrative services to the Fund;
o     the costs of a fidelity  bond and any  liability  insurance  obtained on behalf of the Fund or the Board;

o     all costs and  expenses  of  preparing,  setting in type,  printing  and
                  distributing    reports   and   other    communications   to
                  Shareholders; and
o     such other types of  expenses  as may be  approved  from time to time by the Board of Directors.

           The Portfolio Funds will bear all expenses incurred in connection with their operations. These expenses are similar to those incurred by the Fund.
The Portfolio Managers generally will charge asset-based fees to and receive performance-based allocations from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds and the amount of any distributions from the Portfolio Funds to the Fund. These expenses, fees and allocations will be in addition to those incurred by the Fund itself.

                              CONFLICTS OF INTEREST

THE ADVISER

            The Adviser and its affiliates manage the assets of registered investment companies other than the Fund and provide investment advisory services to other accounts. The Fund has no interest in these activities. The
Adviser and its officers or employees who assist in providing services to the
Fund will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and other registered investment companies and accounts managed by the
Adviser. The Adviser and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

TREMONT

            The Investment Manager also provides investment advisory and other services, directly and through affiliates, to various entities and accounts other than the Fund ("Tremont Accounts"). The Fund has no interest in these activities. The Investment Manager and the investment professionals who, on behalf of the Investment Manager, will provide investment advisory services to the Fund will be engaged in substantial activities other than on behalf of the
Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the
Fund and the Tremont Accounts. Such persons will devote only as much time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

            The Investment Manager expects to employ an investment program for the Fund that is substantially similar to the investment program employed by it for certain Tremont Accounts, including a private investment partnership that has an investment program that is substantially the same as the Fund's investment program. As a general matter, the Investment Manager will consider participation by the Fund in all appropriate investment opportunities that are under consideration for those other Tremont Accounts. There may be circumstances, however, under which the Investment Manager will cause one or more Tremont Accounts to commit a larger percentage of their respective assets to an investment opportunity than to which the Investment Manager will commit the Fund's assets. There also may be circumstances under which the Investment
Manager will consider participation by Tremont Accounts in investment opportunities in which the Investment Manager does not intend to invest on behalf of the Fund, or vice versa.

            The Investment Manager will evaluate for the Fund and for each
Tremont Account a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or a Tremont Account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Fund and the Tremont Accounts in the context of any particular investment opportunity, the investment activities of the Fund and the Tremont
Accounts may differ from time to time. In addition, the fees and expenses of the
Fund will differ from those of the Tremont Accounts. Accordingly, the future performance of the Fund and the Tremont Accounts will vary.

            When the Investment Manager determines that it would be appropriate for the Fund and one or more Tremont Accounts to participate in an investment transaction in the same Portfolio Fund or other investment at the same time, it will attempt to aggregate, place and allocate orders on a basis that the
Investment Manager believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Tremont Accounts, in all investments or trades.
However, no participating entity or account will receive preferential treatment over any other and the Investment Manager will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments.

            Situations may occur, however, where the Fund could be disadvantaged because of the investment activities conducted by the Investment Manager for the
Tremont Accounts. Such situations may be based on, among other things, the following: (1) legal restrictions or other limitations (including limitations imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions that may be taken for the Fund and the Tremont Accounts, thereby limiting the size of the Fund's position or the availability of the investment opportunity; (2) the difficulty of liquidating an investment for the
Fund and the Tremont Accounts where the market cannot absorb the sale of the combined positions; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments. In particular, the
Fund may be legally restricted from entering into a "joint transaction" (as defined in the Investment Company Act) with the Tremont Accounts with respect to the securities of an issuer without first obtaining exemptive relief from the
SEC. See "Other Matters" below.

            Directors, officers, employees and affiliates of the Investment
Manager may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Manager, or by the
Investment Manager for the Tremont Accounts, that are the same, different or made at a different time than positions taken for the Fund.

OTHER MATTERS

            Except in accordance with applicable law, the Adviser, the
Investment Manager and their affiliates are not permitted to buy securities or other property from, or sell securities or other property to, the Fund. However, subject to certain conditions imposed by applicable rules under the Investment
Company Act, the Fund may effect certain principal transactions in securities with one or more accounts managed by the Adviser or the Investment Manager, except for accounts as to which the Adviser, the Investment Manager or any of their affiliates serves as a general partner or as to which they may be deemed to be an affiliated person (or an affiliated person of such a person), other than an affiliation that results solely from the Adviser, the Investment Manager or one of their affiliates serving as an investment adviser to the account.
These transactions would be made in circumstances where the Investment Manager has determined it would be appropriate for the Fund to purchase (or sell), and the Investment Manager or the Adviser has determined it would be appropriate for another account to sell (or purchase), the same security or instrument on the same day.

            Future investment activities of the Adviser, the Investment Manager and their affiliates, and of their respective directors, officers or employees, may give rise to additional conflicts of interest.

                                   TAX ASPECTS

            The following is a summary of certain aspects of the income taxation of the Fund and its Shareholders which should be considered by a prospective
Shareholder. The Fund has not sought a ruling from the Internal Revenue Service
(the "Service") or any other Federal, state or local agency with respect to any of the tax issues affecting the Fund, nor has it obtained an opinion of counsel with respect to any Federal tax issues other than the characterization of the
Fund as a partnership for Federal income tax purposes.

            This summary of certain aspects of the Federal income tax treatment of the Fund is based upon the Internal Revenue Code of 1986, as amended (the
"Code"), judicial decisions, Treasury Regulations (the "Regulations") and rulings in existence on the date hereof, all of which are subject to change.
This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund.
References in this summary to the tax consequences of the Fund's investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of the Fund and those indirectly attributable to the Fund as a result of investing in the underlying funds.

            EACH PROSPECTIVE MEMBER SHOULD CONSULT WITH ITS OWN TAX ADVISER IN
ORDER FULLY TO UNDERSTAND THE FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAX
CONSEQUENCES OF AN INVESTMENT IN THE FUND.

            In addition to the particular matters set forth in this section, tax-exempt organizations should review carefully those sections of the prospectus and the SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans. Each prospective tax-exempt Shareholder is urged to consult its own counsel regarding the acquisition of Shares.

      Prior to July 1, 2005, the Fund was treated as a partnership for Federal income tax purposes. The Fund's Board has authorized the Fund after July 1, 2005
(the "Tax Transition") to elect to be taxed as a corporation and to seek to qualify as a "regulated investment company" under Subchapter M of the Internal
Revenue Code, so that the Fund will no longer be treated as a partnership for
Federal tax purposes. The specific requirements under Subchapter M and additional information regarding the Fund's new tax treatment are described below in "Tax Treatment after the Tax Transition." Although currently anticipated, there can be no guarantee that the Fund will, in fact, seek or obtain this modified tax treatment, either on the July 2005 timetable set out above or at all. To the extent the modified tax treatment is delayed, references to July 1, 2005 as the Tax Transition date must be understood as a later date, and Shareholders and prospective investors will receive notice of the delay.
Notice of any decision not to seek or obtain the modified tax treatment also will be provided.

Tax Treatment After the Tax Transition

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

As a regulated investment company, the Fund is not subject to U.S. federal income tax on the portion of its investment company taxable income, as that term is defined in the Code (determined without regard to the deduction for dividends paid), and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its distributed income and net capital gains to shareholders without the Fund having to pay tax on them. The
Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If the Fund does did not qualify as a regulated investment company during any period, it would be treated for U.S.
federal income tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders during that period.

To qualify as a regulated investment company, the Fund must distribute at least
90% of its investment company taxable income for the taxable year. The Fund must also satisfy certain other requirements of the Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

To qualify as a regulated investment company, the Fund must derive at least 90%
of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of "other issuers." As to each of those
"other issuers," the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. In addition, no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

Under the Code, by December 31 of each year, the Fund must distribute, or be deemed to have distributed, an amount at least equal to the sum of (1) 98% of its ordinary income earned from January 1 through December 31 of that year, (2)
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, and (3) all such ordinary income and capital gains for previous years that were not distributed during those years. If it does not, the Fund must pay a non-deductible 4% excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet these requirements, the Fund might, in certain circumstances, be required to liquidate portfolio investments to make sufficient distributions. However, the Board and the Investment Manager might determine in a particular year that it would be in the best interests of shareholders for the
Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the
Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, will constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, in such event, individual shareholders of the Fund would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S.
federal income taxation in taxable years beginning on or before December 31,
2008.

DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether such dividends are paid in cash or reinvested in additional shares. If a portion of the Fund's income consists of dividends paid by U.S.
corporations (other than REITs), a portion of the dividends paid by the Fund to corporate shareholders may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31,
2008, distributions of investment company taxable income that are designated by the Fund as derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gain. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be met by both the shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income, as the case may be. Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held Fund shares.
Long-term capital gain rates for individuals have been temporarily reduced to
15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i)
be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Dividends designated by the Fund and received by corporate shareholders of the
Fund will qualify for the dividends received deduction to the extent of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid, (2) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property, or (3) to the extent the stock on which the dividend is paid is treated as debt financed. Moreover, the dividends received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to shares of the Fund or by applications of the Code.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares in the Fund which a shareholder holds as a capital asset, the shareholder may realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder's adjusted tax basis in the shares sold. Such gain or loss will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited as undistributed capital gains) with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must attach to its tax return and also separately file with the Internal Revenue Service
("IRS") a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their particular circumstances.

HEDGING AND DERIVATIVES TRANSACTIONS

Certain of the Fund's hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv)
cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These rules could therefore affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

OTHER INVESTMENTS

The Fund may invest in debt obligations purchased at a discount with the result that the Fund may be required to accrue income for U.S. federal income tax purposes before amounts due under the obligations are paid. The Fund may also invest in domestic and foreign "high yield" securities. A portion of the interest payments on such high yield securities may be treated as dividends for certain U.S. federal income tax purposes.

As a result of investing in securities purchased at a discount or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to include in current income it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its investment company taxable income as is required in order to avoid
Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the
Fund may be required to borrow money or dispose of securities to be able to make distributions to its shareholders.

PASSIVE FOREIGN INVESTMENT COMPANY

If the Fund purchases shares in a passive foreign investment company (a "PFIC"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund"
under the Code (a "QEF"), the Fund would be required, in lieu of the foregoing requirements, to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund.
Alternatively, the Fund could elect to mark-to-market at the end of each taxable year its shares in a PFIC. In this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value, to the extent it did not exceed prior increases in income. Under either election, the Fund might be required to recognize income in excess of its distributions from PFICs and its proceeds from dispositions of
PFIC stock during the applicable year and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described above).

SECTION 1256 CONTRACTS

The Code generally applies a "mark to market" system of taxing unrealized gains and losses on, and otherwise provides for special rules of taxation with respect to, Section 1256 Contracts. A Section 1256 Contract includes certain regulated futures contracts, certain non-U.S. currency forward contracts, and certain listed non-equity options. Section 1256 Contracts held by the Fund at the end of a taxable year of the Fund will be treated for U.S. federal income tax purposes as if they were sold by the Fund at their fair market value on the last business day of the taxable year. The net gain or loss, if any, resulting from these deemed sales (known as "marking to market"), together with any gain or loss resulting from any actual sales of Section 1256 Contracts (or other termination of the Fund's obligations under such contract), must be taken into account by the Fund in computing its taxable income for the year. Capital gains and losses from Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% of the gains or losses and as long-term capital gains or losses to the extent of 60% of the gains or losses.

FOREIGN CURRENCY TRANSACTIONS

To the extent that its investments are made in securities denominated in a
non-U.S. currency, gain or loss realized by the Fund frequently will be affected by the fluctuation in the value of such non-U.S. currencies relative to the value of the dollar. Gains or losses with respect to the Fund's investments in common stock of non-U.S. issuers will generally be taxed as capital gains or losses at the time of the disposition of the stock, subject to certain exceptions specified in the Code. Gains and losses of the Fund on the acquisition and disposition of non-U.S. currency will be treated as ordinary income or loss. In addition, gains or losses on disposition of debt securities denominated in a non-U.S. currency to the extent attributable to fluctuation in the value of the non-U.S. currency between the date of acquisition of the debt security and the date of disposition will treated as ordinary income or loss.
Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund collects the receivables or pays the liabilities may be treated as ordinary income or loss.

The Fund may acquire foreign currency forward contracts, enter into foreign currency futures contracts and acquire put and call options on foreign currencies. Generally, foreign currency regulated futures contracts and option contracts that qualify as "Section 1256 Contracts" (see "Section 1256 Contracts"
above), will not be subject to ordinary income or loss treatment under Section
988. However, if the Fund acquires foreign currency futures contracts or option contracts that are not Section 1256 Contracts, or any foreign currency forward contracts, any gain or loss realized by the Fund with respect to such instruments will be ordinary, unless (i) the contract is a capital asset in the hands of the Fund and is not a part of a straddle transaction and (ii) an election is made (by the close of the day the transaction is entered into) to treat the gain or loss attributable to such contract as capital gain or loss.

UNRELATED BUSINESS TAXABLE INCOME

Generally, an exempt organization is exempt from U.S. federal income tax on its passive investment income, such as dividends, interest and capital gains.1 This general exemption from tax does not apply to the "unrelated business taxable income" ("UBTI") of an exempt organization. Generally, income and gain derived by an exempt organization from the ownership and sale of debt-financed property is UBTI and, thus, taxable in the proportion to which such property is financed by "acquisition indebtedness" during the relevant period of time. Tax-exempt
U.S. investors will not incur UBTI as a result of leveraged investment activities on the part of the Fund, although they may incur UBTI with respect to leverage applied by those investors on their own behalf. Tax-exempt U.S. persons are urged to consult their own tax advisors concerning the U.S. federal tax consequences of an investment in the Fund.

FOREIGN TAXES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund will not be eligible to "pass through" to its shareholders the amount of foreign taxes paid by the Fund for foreign tax credit purposes.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will increase to 31% (unless Congress enacts legislation otherwise). Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the required information is furnished to the IRS. To avoid such withholding, foreign shareholders (as defined below) that beneficially own shares generally must provide a properly completed IRS Form W-8BEN or other applicable forms or documentation certifying their non-U.S. status.

FOREIGN SHAREHOLDERS

U.S. federal income taxation of a shareholder who with respect to the United
States is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.
However, pursuant to recently enacted legislation, for taxable years beginning after December 31, 2004 and before January 1, 2008, certain "interest-related dividends" and "short-term capital gain dividends" paid by the Fund to a foreign shareholder would be eligible for an exemption from the 30% U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to such tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of a Fund's net short-term capital gains over net long-term capital losses. Such a foreign shareholder would generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the
Fund.

If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income, any capital gain dividends, any amounts retained by the
Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax from distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the foreign shareholder certifies his foreign status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding."

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.

THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN MATERIAL INCOME TAX MATTERS THAT ARE
PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO
BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW
WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A
SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE
URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISORS WITH RESPECT TO THEIR OWN
RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

Tax Treatment Before the Tax Transition

            Classification of the Fund. The Fund has received an opinion of counsel that under the provisions of the Code and the Regulations, as in effect on the date of the opinion, as well as under the relevant authority interpreting the Code and the Regulations, and based upon certain representations of the
Board, the Fund was treated as a partnership for Federal income tax purposes and not as an association taxable as a corporation.

            Under Section 7704 of the Code, "publicly traded partnerships" are generally treated as corporations for Federal income tax purposes. A publicly traded partnership is any partnership the interests in which are traded on an established securities market or which are readily tradable on a secondary market (or the substantial equivalent thereof). Shares in the Fund will not be traded on an established securities market. Regulations concerning the classification of partnerships as publicly traded partnerships (the "Section
7704 Regulations") provide certain safe harbors under which interests in a partnership will not be considered readily tradable on a secondary market (or the substantial equivalent thereof). The Fund may not be eligible for any of those safe harbors. In particular, it will not qualify under the private placement safe harbor set forth in the Section 7704 Regulations if the Fund has more than 100 Shareholders.

            The Section 7704 Regulations specifically provide that the fact that a partnership does not qualify for the safe harbors is disregarded for purposes of determining whether interests in a partnership are readily tradable on a secondary market (or the substantial equivalent thereof). Rather, in this event the partnership's status is examined under a general facts and circumstances test set forth in the Section 7704 Regulations. The Fund has received an opinion of counsel that, under this "facts and circumstances" test, and based upon the anticipated operations of the Fund as well as the legislative history to Section
7704, the text of the Section 7704 Regulations and certain representations of the Board, the interests in the Fund will not be readily tradable on a secondary market (or the substantial equivalent thereof) and, therefore, that the Fund will not be treated as a publicly traded partnership taxable as a corporation.

            Neither of the opinions of counsel described above, however, is binding on the Service or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for Federal income tax purposes (as a result of a successful challenge to such opinions by the Service, changes in the Code, the Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise), the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain redemptions of Shares, would be treated as dividend income when received by the Shareholders to the extent of the current or accumulated earnings and profits of the Fund; and Shareholders would not be entitled to report profits or losses realized by the Fund.

            UNLESS OTHERWISE INDICATED, REFERENCES IN THE FOLLOWING DISCUSSION
OF THE TAX CONSEQUENCES OF FUND INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS,
INCLUDE THE DIRECT INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS OF THE FUND,
AND THOSE INDIRECTLY ATTRIBUTABLE TO THE FUND AS A RESULT OF IT BEING AN
INVESTOR IN A PORTFOLIO FUND.

            Prior to the Tax Transition, the Fund's treatment as a partnership for Federal income tax purposes, did not subject the Fund itself Federal income tax. The Fund would file an annual partnership information return for 2005 with the Service which reports the results of operations. Each investor who was an investor prior to the Tax Transition is required to report separately on its income tax return its distributive share of the Fund's net long-term capital gain or loss, net short-term capital gain or loss and all other items of ordinary income or loss. Each Shareholder is taxed on its distributive share of the Fund's taxable income and gain regardless of whether it has received or will receive a distribution from the Fund.

            Allocation of Profits and Losses. Under the LLC Agreement, the
Fund's net capital appreciation or net capital depreciation for each accounting period is allocated among the Shareholders and to their capital accounts without regard to the amount of income or loss actually recognized by the Fund for
Federal income tax purposes. The LLC Agreement provides that items of income, deduction, gain, loss or credit actually recognized by the Fund for each fiscal year generally are to be allocated for income tax purposes among the
Shareholders pursuant to Regulations issued under Sections 704(b) and 704(c) of the Code, based upon amounts of the Fund's net capital appreciation or net capital depreciation allocated to each Member's capital account for the current and prior fiscal years.

            Under the LLC Agreement, the Board has the discretion to allocate specially an amount of the Fund's capital gain (including short-term capital gain) for Federal income tax purposes to the Investment Manager as the special advisory member and to a withdrawing Shareholder to the extent that the
Investment Manager's or a Shareholder's capital account balance exceeds the
Federal income tax basis in their respective Shares. There can be no assurance that, if the Board makes such a special allocation, the Service will accept such allocation. If such allocation is successfully challenged by the Service, the
Fund's gains allocable to the remaining Shareholders would be increased.

            Tax Elections; Returns; Tax Audits. The Code provides for optional adjustments to the basis of partnership property upon distributions of partnership property to a partner and transfers of partnership interests
(including by reason of death) provided that a partnership election has been made pursuant to Section 754. Under the LLC Agreement, at the request of a
Shareholder, the Board, in its sole discretion, may cause the Fund to make such an election. Any such election, once made, cannot be revoked without the
Service's consent. The actual effect of any such election may depend upon whether any Portfolio Fund also makes such an election. As a result of the complexity and added expense of the tax accounting required to implement such an election, the Board presently does not intend to make such election.

            The Board decides how to report the partnership items on the Fund's tax returns, and all Shareholders are required under the Code to treat the items consistently on their own returns, unless they file a statement with the Service disclosing the inconsistency. Given the uncertainty and complexity of the tax laws, it is possible that the Service may not agree with the manner in which the
Fund's items have been reported. In the event the income tax returns of the Fund are audited by the Service, the tax treatment of the Fund's income and deductions generally is determined at the limited liability company level in a single proceeding rather than by individual audits of the Shareholders. A
Shareholder chosen by the Board, designated as the "Tax Matters Partner", has considerable authority to make decisions affecting the tax treatment and procedural rights of all Shareholders. In addition, the Tax Matters Partner has the authority to bind certain Shareholders to settlement agreements and the right on behalf of all Shareholders to extend the statute of limitations relating to the Shareholders' tax liabilities with respect to Fund items.

Tax Consequences to a Withdrawing Shareholder

            An investor prior to the Tax Transition, receiving a cash
liquidating distribution from the Fund, in connection with a complete withdrawal from the Fund, generally will recognize capital gain or loss to the extent of the difference between the proceeds received by such investor and such investor's adjusted tax basis in its investment. Such capital gain or loss will be short-term, long-term, or some combination of both, depending upon the timing of the investor's contributions to the Fund. However, a withdrawing holder of
Fund interests will recognize ordinary income to the extent such investor's allocable share of the Fund's "unrealized receivables" exceeds the investor's basis in such unrealized receivables (as determined pursuant to the
Regulations). For these purposes, accrued but untaxed market discount, if any, on securities held by the Fund will be treated as an unrealized receivable, with respect to which a withdrawing holder of Fund interests would recognize ordinary income. An investor receiving a cash nonliquidating distribution will recognize income in a similar manner only to the extent that the amount of the distribution exceeds such investor's adjusted tax basis in its investment.

            As discussed above, the LLC Agreement provides that the Board may specially allocate items of Fund capital gain (including short-term capital gain) to a withdrawing holder of Fund interests to the extent its capital account would otherwise exceed its adjusted tax basis in its investment. Such a special allocation of gain may result in the withdrawing holder of Fund interests recognizing capital gain, which may include short-term capital gain, in the investor's last taxable year in the Fund, thereby reducing the amount of long-term capital gain recognized during the tax year in which it receives its liquidating distribution upon withdrawal.

            Distributions of Property. A partner's receipt of a distribution of property from a partnership is generally not taxable. However, under Section 731 of the Code, a distribution consisting of marketable securities generally is treated as a distribution of cash (rather than property) unless the distributing partnership is an "investment partnership" within the meaning of Section
731(c)(3)(C)(i) and the recipient is an "eligible partner" within the meaning of
Section 731(c)(3)(C)(iii). The Fund will determine at the appropriate time whether it qualifies as an "investment partnership." Assuming it so qualifies, if an investor is an "eligible partner", which term should include an investor whose contributions to the Fund consisted solely of cash, the recharacterization rule described above would not apply.

Tax Treatment of Fund Investments

            In General. The Fund expects to act as a trader or investor, and not as a dealer, with respect to its securities transactions. A trader and an investor are persons who buy and sell securities for their own accounts. A dealer, on the other hand, is a person who purchases securities for resale to customers rather than for investment or speculation.

            Generally, the gains and losses realized by a trader or an investor on the sale of securities are capital gains and losses. Thus, subject to the treatment of certain currency exchange gains as ordinary income (see "Currency
Fluctuations - 'Section 988' Gains or Losses" below) and certain other transactions described below, the Fund expects that its gains and losses from its securities transactions typically will be capital gains and capital losses.
These capital gains and losses may be long-term or short-term depending, in general, upon the length of time the Fund maintains a particular investment position and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to Section 1256 Contracts
(defined below) may serve to alter the manner in which the Fund's holding period for a security is determined or may otherwise affect the characterization as short-term or long-term, and also the timing of the realization, of certain gains or losses. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses of the Fund.2

            The maximum ordinary income tax rate for individuals is 38.6%3 and, in general, the maximum individual income tax rate for long-term capital gains is 20%4 (unless the taxpayer elects to be taxed at ordinary rates - see
"Limitation on Deductibility of Interest and Short Sale Expenses" below), although in all cases the actual rates may be higher due to the phase out of certain tax deductions, exemptions and credits. The excess of capital losses over capital gains may be offset against the ordinary income of an individual taxpayer, subject to an annual deduction limitation of $3,000. For corporate taxpayers, the maximum income tax rate is 35%. Capital losses of a corporate taxpayer may be offset only against capital gains, but unused capital losses may be carried back three years (subject to certain limitations) and carried forward five years.

            The Fund may realize ordinary income from dividends and accruals of interest on securities. The Fund may hold debt obligations with "original issue discount." In such case, the Fund would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. The Fund may also acquire debt obligations with "market discount." Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount which accrued during the period the debt obligation was held by the
Fund. The Fund may realize ordinary income or loss with respect to its investments in partnerships engaged in a trade or business. Income or loss from transactions involving certain derivative instruments, such as swap transactions, will also generally constitute ordinary income or loss. In addition, amounts, if any, payable by the Fund in connection with equity swaps, interest rate swaps, caps, floors and collars likely would be considered
"miscellaneous itemized deductions" which, for a noncorporate Member, may be subject to restrictions on their deductibility. See "Deductibility of Fund
Investment Expenditures by Noncorporate Shareholders" below. Moreover, gain recognized from certain "conversion transactions" will be treated as ordinary income.5

            Currency Fluctuations - "Section 988" Gains or Losses. To the extent that its investments are made in securities denominated in a foreign currency, gain or loss realized by the Fund frequently will be affected by the fluctuation in the value of such foreign currencies relative to the value of the dollar.
Generally, gains or losses with respect to the Fund's investments in common stock of foreign issuers will be taxed as capital gains or losses at the time of the disposition of such stock. However, under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (e.g., the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, gains or losses on disposition of debt securities denominated in a foreign currency to the extent attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

            As indicated above, the Fund may acquire foreign currency forward contracts, enter into foreign currency futures contracts and acquire put and call options on foreign currencies. Generally, foreign currency regulated futures contracts and option contracts that qualify as "Section 1256 Contracts"
(see "Section 1256 Contracts" below), will not be subject to ordinary income or loss treatment under Section 988. However, if the Fund acquires currency futures contracts or option contracts that are not Section 1256 Contracts, or any currency forward contracts, any gain or loss realized by the Fund with respect to such instruments will be ordinary, unless (i) the contract is a capital asset in the hands of the Fund and is not a part of a straddle transaction and (ii) an election is made (by the close of the day the transaction is entered into) to treat the gain or loss attributable to such contract as capital gain or loss.

            Section 1256 Contracts. In the case of Section 1256 Contracts, the
Code generally applies a "mark to market" system of taxing unrealized gains and losses on such contracts and otherwise provides for special rules of taxation. A
Section 1256 Contract includes certain regulated futures contracts, certain foreign currency forward contracts, and certain options contracts. Under these rules, Section 1256 Contracts held by the Fund at the end of each taxable year of the Fund are treated for Federal income tax purposes as if they were sold by the Fund for their fair market value on the last business day of such taxable year. The net gain or loss, if any, resulting from such deemed sales (known as
"marking to market"), together with any gain or loss resulting from actual sales of Section 1256 Contracts, must be taken into account by the Fund in computing its taxable income for such year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules.

            Capital gains and losses from such Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40%
thereof and as long-term capital gains or losses to the extent of 60% thereof.
Such gains and losses will be taxed under the general rules described above.
Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. (See "Currency Fluctuations - 'Section 988' Gains or
Losses.") If an individual taxpayer incurs a net capital loss for a year, the portion thereof, if any, which consists of a net loss on Section 1256 Contracts may, at the election of the taxpayer, be carried back three years. Losses so carried back may be deducted only against net capital gain to the extent that such gain includes gains on Section 1256 Contracts.

            Mixed Straddle Election. The Code allows a taxpayer to elect to offset gains and losses from positions which are part of a "mixed straddle." A
"mixed straddle" is any straddle in which one or more but not all positions are
Section 1256 Contracts. Pursuant to Temporary Regulations, the Fund (and any
Portfolio Fund) may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account.
At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the
Temporary Regulations' mixed straddle account rules is not entirely clear.
Therefore, there is no assurance that a mixed straddle account election by the
Fund will be accepted by the Service.

            Short Sales. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale,
"substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

            Gain or loss on a short sale will generally not be realized until such time that the short sale is closed. However, if the Fund holds a short sale position with respect to stock, certain debt obligations or partnership interests that has appreciated in value and then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

            Effect of Straddle Rules on Shareholders' Securities Positions. The
Service may treat certain positions in securities held (directly or indirectly)
by a Member and its indirect interest in similar securities held by the Fund as
"straddles" for Federal income tax purposes. The application of the "straddle"
rules in such a case could affect a Member's holding period for the securities involved and may defer the recognition of losses with respect to such securities.6

            Limitation on Deductibility of Interest and Short Sale Expenses. For
noncorporate taxpayers, Section 163(d) of the Code limits the deduction for
"investment interest" (i.e., interest or short sale expenses for "indebtedness properly allocable to property held for investment"). Investment interest is not deductible in the current year to the extent that it exceeds the taxpayer's "net investment income," consisting of net gain and ordinary income derived from investments in the current year less certain directly connected expenses (other than interest or short sale expenses). For this purpose, any long-term capital gain is excluded from net investment income unless the taxpayer elects to pay tax on such amount at ordinary income tax rates.

            For purposes of this provision, the Fund's activities will be treated as giving rise to investment income for an investor, and the investment interest limitation would apply to a noncorporate investor's share of the interest and short sale expenses attributable to the Fund's operation. In such case, a noncorporate investor would be denied a deduction for all or part of that portion of its distributive share of the Fund's ordinary losses attributable to interest and short sale expenses unless it had sufficient investment income from all sources including the Fund. A Member that could not deduct losses currently as a result of the application of Section 163(d) would be entitled to carry forward such losses to future years, subject to the same limitation. The investment interest limitation would also apply to interest paid by a noncorporate investor on money borrowed to finance its investment in the
Fund. Potential investors are advised to consult with their own tax advisers with respect to the application of the investment interest limitation in their particular tax situations.

            Deductibility of Fund Investment Expenditures and Certain Other
Expenditures. Investment expenses (e.g., investment advisory fees) of an individual, trust or estate are deductible only to the extent they exceed 2% of adjusted gross income.7 In addition, the Code further restricts the ability of an individual with an adjusted gross income in excess of a specified amount (for
2004, $142,700 or $71,350 for a married person filing a separate return) to deduct such investment expenses. Under such provision, investment expenses in excess of 2% of adjusted gross income may only be deducted to the extent such excess expenses (along with certain other itemized deductions) exceed the lesser of (i) 3% of the excess of the individual's adjusted gross income over the specified amount or (ii) 80% of the amount of certain itemized deductions otherwise allowable for the taxable year.8 Moreover, such investment expenses are miscellaneous itemized deductions which are not deductible by a noncorporate taxpayer in calculating its alternative minimum tax liability.

            Pursuant to Temporary Regulations issued by the Treasury Department, these limitations on deductibility should not apply to a noncorporate investor's share of the trade or business expenses of the Fund. These limitations will apply, however, to a noncorporate investor's share of the investment expenses of the Fund (including the Management Fee, Incentive Fee, the fee paid to OFI as the Fund's administrator and any fee payable to the managers of a Portfolio
Fund), to the extent such expenses are allocable to a Portfolio Fund that is not in a trade or business within the meaning of the Code or to the investment activity of the Fund. The Fund intends to treat its expenses attributable to a
Portfolio Fund that is engaged in trade or business within the meaning of the
Code or to the trading activity of the Fund as not being subject to such limitations, although there can be no assurance that the Service will agree.

            The consequences of these limitations will vary depending upon the particular tax situation of each taxpayer. Accordingly, noncorporate
Shareholders should consult their tax advisers with respect to the application of these limitations.

             No deduction is allowed for sales loads paid by an investor to acquire an interest in the Fund; instead any such fees will be included in the investor's adjusted tax basis for its investment in the Fund. To the extent that any portion of the investor servicing fee is treated as a selling expense, such portion would be subject to the same treatment.

            Application of Rules for Income and Losses from Passive Activities.
The Code restricts the deductibility of losses from a "passive activity" against certain income which is not derived from a passive activity. This restriction applies to individuals, personal service corporations and certain closely held corporations. Pursuant to Temporary Regulations issued by the Treasury
Department, income or loss from the Fund's securities investment and trading activity generally will not constitute income or loss from a passive activity.
Therefore, passive losses from other sources generally could not be deducted against an investor's share of such income and gain from the Fund. Income or loss attributable to the Fund's investments in partnerships engaged in certain trades or businesses may constitute passive activity income or loss.

            "Phantom Income" From Fund Investments. Pursuant to various
"anti-deferral" provisions of the Code (the "Subpart F," "passive foreign investment company" and "foreign personal holding company" provisions), investments (if any) by the Fund in certain foreign corporations may cause an investor to (i) recognize taxable income prior to the Fund's receipt of distributable proceeds, (ii) pay an interest charge on receipts that are deemed as having been deferred or (iii) recognize ordinary income that, but for the
"anti-deferral" provisions, would have been treated as long-term or short-term capital gain.

Foreign Taxes

            It is possible that certain dividends and interest directly or indirectly received by the Fund from sources within foreign countries will be subject to withholding taxes imposed by such countries. In addition, the Fund or a Portfolio Fund may also be subject to capital gains taxes in some of the foreign countries where they purchase and sell securities. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to predict in advance the rate of foreign tax the Fund will directly or indirectly pay since the amount of the Fund's assets to be invested in various countries is not known.

            Fund investors will be informed by the Fund as to their
proportionate share of the foreign taxes paid by the Fund or a Portfolio Fund, which they will be required to include in their income. Fund investors generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such foreign taxes in computing their Federal income taxes. An investor that is tax exempt will not ordinarily benefit from such credit or deduction.

Unrelated Business Taxable Income

            Generally, an exempt organization is exempt from Federal income tax on its passive investment income, such as dividends, interest and capital gains, whether realized by the organization directly or indirectly through a partnership in which it is a partner.9 This type of income is exempt even if it is realized from securities trading activity which constitutes a trade or business.

            This general exemption from tax does not apply to the "unrelated business taxable income" ("UBTI") of an exempt organization. Generally, except as noted above with respect to certain categories of exempt trading activity,
UBTI includes income or gain derived (either directly or through partnerships)
from a trade or business, the conduct of which is substantially unrelated to the exercise or performance of the organization's exempt purpose or function. UBTI also includes "unrelated debt-financed income," which generally consists of (i)
income derived by an exempt organization (directly or through a partnership)
from income-producing property with respect to which there is "acquisition indebtedness" at any time during the taxable year, and (ii) gains derived by an exempt organization (directly or through a partnership) from the disposition of property with respect to which there is "acquisition indebtedness" at any time during the twelve-month period ending with the date of such disposition. With respect to its investments in partnerships engaged in a trade or business, the
Fund's income (or loss) from these investments may constitute UBTI.

     The Fund may incur  "acquisition  indebtedness"  with respect to certain of its  transactions,  such as the purchase of securities  on margin.  Based upon a published  ruling  issued by the Service which  generally  holds that income and gain with respect to short sales of publicly  traded  stock does not  constitute income from debt financed property for purposes of computing UBTI, the Fund will treat its short sales of securities as not involving "acquisition  indebtedness"
and therefore not resulting in UBTI.10 To the extent the Fund recognizes  income
(i.e.,  dividends and interest) from  securities  with respect to which there is
"acquisition  indebtedness" during a taxable year, the percentage of such income which will be treated as UBTI generally  will be based on the  percentage  which the "average acquisition  indebtedness" incurred with respect to such securities is of the "average amount of the adjusted  basis" of such securities  during the taxable year.

1 With certain exception, tax-exempt organizations that are private foundations are subject to a 2% U.S. excise tax on their "net investment income". The rate of the excise tax for any taxable year may be reduced to 1% if the private foundation meets certain distribution requirements for the taxable year. A private foundation will be required to make payments of estimated tax with respect to this excise tax.

2 Generally, in the absence of Regulations requiring it, the Fund will not treat positions held through different investment Portfolio Accounts or Portfolio
Funds as offsetting positions for purposes of the straddle rules.
3 Under recently enacted legislation, this rate is reduced in stages until calendar year 2006 when the maximum rate will be 35%. However, this legislation contains a "sunset" provision that will result in the top rate being restored to
39.6% in 2011.
4 The maximum individual long-term capital gains tax rate is 18% for certain property purchased after December 31, 2000 and held for more than five years.
5 Generally, a conversion transaction is one of several enumerated transactions where substantially all of the taxpayer's return is attributable to the time value of the net investment in the transaction. The enumerated transactions are
(i) the holding of any property (whether or not actively traded) and entering into a contract to sell such property (or substantially identical property) at a price determined in accordance with such contract, but only if such property was acquired and such contract was entered into on a substantially contemporaneous basis, (ii) certain straddles, (iii) generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain or (iv) any other transaction specified in Regulations.

6 The Fund will not generally be in a position to furnish to Shareholders information regarding the securities positions of its Portfolio Funds which would permit a Member to determine whether its transactions in securities, which are also held by such Portfolio Funds, should be treated as offsetting positions for purposes of the straddle rules.
7 However, Section 67(e) of the Code provides that, in the case of a trust or an estate, such limitation does not apply to deductions or costs which are paid or incurred in connection with the administration of the estate or trust and would not have been incurred if the property were not held in such trust or estate.
There is a disagreement between two Federal Courts of Appeal on the question of whether the investment advisory fees incurred by a trust are exempt (under
Section 67(e)) from the 2% of adjusted gross income floor on deductibility.
Shareholders that are trusts or estates should consult their tax advisers as to the applicability of these cases to the investment expenses that are allocated to them.

8 Under recently enacted legislation, the latter limitation on itemized deductions will be reduced starting in calendar year 2006 and will be completely eliminated by 2010. However, this legislation contains a "sunset" provision that will result in the limitation on itemized deductions being restored in 2011.
9 With certain exceptions, tax-exempt organizations which are private foundations are subject to a 2% Federal excise tax on their "net investment income." The rate of the excise tax for any taxable year may be reduced to 1% if the private foundation meets certain distribution requirements for the taxable year. A private foundation will be required to make payments of estimated tax with respect to this excise tax.
10 Moreover, income realized from option writing and futures contract transactions generally would not constitute UBTI.

            To the extent the Fund recognizes gain from securities with respect to which there is "acquisition indebtedness" at any time during the twelve-month period ending with the date of their disposition, the percentage of such gain which will be treated as UBTI will be based on the percentage which the highest amount of such "acquisition indebtedness" is of the "average amount of the adjusted basis" of such securities during the taxable year. In determining the unrelated debt-financed income of the Fund, an allocable portion of deductions directly connected with the Fund's debt-financed property is taken into account.
Thus, for instance, a percentage of losses from debt-financed securities (based on the debt/basis percentage calculation described above) would offset gains treated as UBTI.

            Since the calculation of the Fund's "unrelated debt-financed income"
is complex and will depend in large part on the amount of leverage, if any, used by the Fund from time to time,11 it is impossible to predict what percentage of the Fund's income and gains will be treated as UBTI for a Member which is an exempt organization. An exempt organization's share of the income or gains of the Fund which is treated as UBTI may not be offset by losses of the exempt organization either from the Fund or otherwise, unless such losses are treated as attributable to an unrelated trade or business (e.g., losses from securities for which there is acquisition indebtedness).

            To the extent that the Fund generates UBTI, the applicable Federal tax rate for such an investor generally would be either the corporate or trust tax rate depending upon the nature of the particular exempt organization. An exempt organization may be required to support, to the satisfaction of the
Service, the method used to calculate its UBTI. The Fund will be required to report to an investor which is an exempt organization information as to the portion, if any, of its income and gains from the Fund for each year which will be treated as UBTI. The calculation of such amount with respect to transactions entered into by the Fund is highly complex, and there is no assurance that the
Fund's calculation of UBTI will be accepted by the Service.

            In general, if UBTI is allocated to an exempt organization such as a qualified retirement plan or a private foundation, the portion of the Fund's income and gains which is not treated as UBTI will continue to be exempt from tax, as will the organization's income and gains from other investments which are not treated as UBTI. Therefore, the possibility of realizing UBTI from its investment in the Fund generally should not affect the tax-exempt status of such an exempt organization.12 However, a charitable remainder trust will not be exempt from Federal income tax under Section 664(c) of the Code for any year in which it has UBTI. A title-holding company will not be exempt from tax if it has certain types of UBTI. Moreover, the charitable contribution deduction for a trust under Section 642(c) of the Code may be limited for any year in which the trust has UBTI. A prospective investor should consult its tax adviser with respect to the tax consequences of receiving UBTI from the Fund. (See "ERISA
Considerations.")

Certain Issues Pertaining to Specific Exempt Organizations

            Private Foundations. Private foundations and their managers are subject to excise taxes if they invest "any amount in such a manner as to jeopardize the carrying out of any of the foundation's exempt purposes." This rule requires a foundation manager, in making an investment, to exercise
"ordinary business care and prudence" under the facts and circumstances prevailing at the time of making the investment, in providing for the short-term and long-term needs of the foundation to carry out its exempt purposes. The factors which a foundation manager may take into account in assessing an investment include the expected rate of return (both income and capital appreciation), the risks of rising and falling price levels, and the need for diversification within the foundation's portfolio.

            In order to avoid the imposition of an excise tax, a private foundation may be required to distribute on an annual basis its "distributable amount," which includes, among other things, the private foundation's "minimum investment return," defined as 5% of the excess of the fair market value of its nonfunctionally related assets (assets not used or held for use in carrying out the foundation's exempt purposes), over certain indebtedness incurred by the foundation in connection with such assets. It appears that a foundation's investment in the Fund would most probably be classified as a nonfunctionally related asset. A determination that an interest in the Fund is a nonfunctionally related asset could conceivably cause cash flow problems for an investor which is a private foundation. Such an organization could be required to make distributions in an amount determined by reference to unrealized appreciation in the value of its interest in the Fund. Of course, this factor would create less of a problem to the extent that the value of the investment in the Fund is not significant in relation to the value of other assets held by a foundation.

            In some instances, an investment in the Fund by a private foundation may be prohibited by the "excess business holdings" provisions of the Code. For example, if a private foundation (either directly or together with a
"disqualified person") acquires more than 20% of the capital interest or profits interest of the Fund, the private foundation may be considered to have "excess business holdings." If this occurs, such foundation may be required to divest itself of its interest in the Fund in order to avoid the imposition of an excise tax. However, the excise tax will not apply if at least 95% of the gross income from the Fund is "passive" within the applicable provisions of the Code and
Regulations. Although there can be no assurance, the Board believes that the
Fund will meet such 95% gross income test.

            A substantial percentage of investments of certain "private operating foundations" may be restricted to assets directly devoted to their tax-exempt purposes. Otherwise, generally, rules similar to those discussed above govern their operations.

            Qualified Retirement Plans. Employee benefit plans subject to the provisions of ERISA, Individual Retirement Accounts and Keogh Plans should consult their counsel as to the implications of such an investment under ERISA.
(See "ERISA Considerations.")

            Endowment Funds. Investment managers of endowment funds should consider whether the acquisition of an Interest is legally permissible. This is not a matter of Federal law, but is determined under state statutes. It should be noted, however, that under the Uniform Management of Institutional Funds Act, which has been adopted, in various forms, by a large number of states, participation in investment partnerships or similar organizations in which funds are commingled and investment determinations are made by persons other than the governing board of the endowment fund is allowed.

State and Local Taxation

            In addition to the Federal income tax consequences described above, prospective investors should consider potential state and local tax consequences of an investment in the Fund. State and local tax laws differ in the treatment of limited liability companies such as the Fund. A few jurisdictions may impose entity level taxes on a limited liability company if it is found to have sufficient contact with that jurisdiction. Such taxes are frequently based on the income and capital of the entity that is allocated to the jurisdiction.
Although there can be no assurance, except as noted below, the Fund intends to conduct its activities so that it will not be subject to entity level taxation by any state or local jurisdiction.

            State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. An Investor's distributive share of the taxable income or loss of the
Fund generally will be required to be included in determining its reportable income for state and local tax purposes in the jurisdiction in which it is a resident. A partnership in which the Fund acquires an interest may conduct business in a jurisdiction which will subject to tax an Investor's share of the partnership's income from that business. Investors should consult their tax advisers with respect to the availability of a credit for such tax in the jurisdiction in which that Member is a resident.

            The Fund, which is treated as a partnership for New York State and
New York City income tax purposes, should not be subject to the New York City unincorporated business tax, which is not imposed on a partnership which purchases and sells securities for its "own account." (This exemption may not be applicable to the extent a partnership in which the Fund invests conducts a business in New York City.) By reason of a similar "own account" exemption, it is also expected that a nonresident individual investor should not be subject to
New York State personal income tax with respect to his share of income or gain realized directly by the Fund. A nonresident individual investor will not be subject to New York City earnings tax on nonresidents with respect to his investment in the Fund.

            Individual Shareholders who are residents of New York State and New
York City should be aware that the New York State and New York City personal income tax laws limit the deductibility of itemized deductions and interest expense for individual taxpayers at certain income levels. These limitations may apply to an investor's share of some or all of the Fund's expenses. Investors are urged to consult their tax advisers with respect to the impact of these provisions and the Federal limitations on the deductibility of certain itemized deductions and investment expenses on their New York State and New York City tax liability.

            For purposes of the New York State corporate franchise tax and the
New York City general corporation tax, a corporation generally is treated as doing business in New York State and New York City, respectively, and is subject to such corporate taxes as a result of the ownership of a partnership interest in a partnership which does business in New York State and New York City, respectively.13 Each of the New York State and New York City corporate taxes are imposed, in part, on the corporation's taxable income or capital allocable to the relevant jurisdiction by application of the appropriate allocation percentages. Moreover, a non-New York corporation which does business in New
York State may be subject to a New York State license fee. A corporation which is subject to New York State corporate franchise tax solely as a result of being a non-managing member in a New York partnership may, under certain circumstances, elect to compute its New York State corporate franchise tax by taking into account only its distributive share of such partnership's income and loss. There is currently no similar provision in effect for purposes of the New
York City general corporation tax.

            Regulations under both the New York State corporate franchise tax and New York City general corporation tax, however, provide an exemption to this general rule in the case of a "portfolio investment partnership," which is defined, generally, as a partnership which meets the gross income requirements of Section 851(b)(2) of the Code. New York State (but not New York City) has
adopted regulations that also include income and gains from commodity transactions described in Section 864(b)(2)(B)(iii) as qualifying gross income for this purpose. The qualification of the Fund as a "portfolio investment partnership" with respect to its investments through Portfolio Accounts and
Portfolio Funds must be determined on an annual basis and, with respect to a taxable year, the Fund and/or one or more Portfolio Funds may not qualify as portfolio investment partnerships. Therefore, a corporate non-managing member may be treated as doing business in New York State and New York City as a result of its interest in the Fund or its indirect interest in a nonqualifying
Portfolio Fund.

            A trust or other unincorporated organization which by reason of its purposes or activities is exempt from Federal income tax is also exempt from New
York State and New York City personal income tax. A nonstock corporation which is exempt from Federal income tax is generally presumed to be exempt from New
York State corporate franchise tax and New York City general corporation tax.
New York State imposes a tax with respect to such exempt entities on UBTI
(including unrelated debt-financed income) at a rate which is currently equal to the New York State corporate franchise tax rate (plus the corporate surtax).
There is no New York City tax on the UBTI of an otherwise exempt entity.

            Each prospective corporate investor should consult its tax adviser with regard to the New York State and New York City tax consequences of an investment in the Fund.

                             ERISA CONSIDERATIONS

            Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of
1974, as amended (an "ERISA Plan" and "ERISA," respectively), and persons who are fiduciaries with respect to an IRA or Keogh Plan, which is not subject to
ERISA but is subject to the prohibited transaction rules of Section 4975 of the
Code (together with ERISA Plans, "Benefit Plans") should consider, among other things, the matters described below before determining whether to invest in the
Fund.

            ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in a prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the
ERISA Plan's purposes, an examination of the risk and return factors, the portfolio's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Tax
Aspects--Unrelated Business Taxable Income" and "--Certain Issues Pertaining to
Specific Exempt Organizations") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with its fiduciary responsibilities and the foregoing regulations. For example, a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative for a particular ERISA Plan, and whether the assets of the ERISA Plan would be sufficiently diversified. If a fiduciary with respect to any such ERISA Plan breaches its or his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

            Because the Fund is registered as an investment company under the
Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of the ERISA Plans investing in the Fund for purposes of ERISA's (or the Code's) fiduciary responsibility and prohibited transaction rules. Thus, OFI and Tremont will not be fiduciaries within the meaning of ERISA by reason of their authority with respect to the Fund.

            A Benefit Plan which proposes to invest in the Fund will be required to represent that it, and any fiduciaries responsible for such Plan's investments, are aware of and understand the Fund's investment objective, policies and strategies, that the decision to invest plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Benefit Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and/or the Code.

            Certain prospective Benefit Plan Shareholders may currently maintain relationships with the Adviser, the Investment Manager or their affiliates. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA and
Benefit Plan assets for the benefit of a party in interest and also prohibits
(or penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration.
ERISA and Benefit Plan Shareholders should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the
Code. Fiduciaries of ERISA or Benefit Plan Shareholders will be required to represent that the decision to invest in the Fund was made by them as fiduciaries that are independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decision and that they have not relied on any individualized advice or recommendation of such affiliated persons, as a primary basis for the decision to invest in the Fund.

            The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained in this SAI and the prospectus is general and may be affected by future publication of regulations and rulings. Potential
Benefit Plan Shareholders should consult their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of
Shares.

                                    BROKERAGE

            Each Portfolio Manager is directly responsible for placing orders for the execution of portfolio transactions for the Portfolio Fund or Portfolio
Account that it manages and for the allocation of brokerage. Transactions on
U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

            In selecting brokers and dealers to execute transactions on behalf of a Portfolio Fund or Portfolio Account, each Portfolio Manager will generally seek to obtain the best price and execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm, the scope and quality of brokerage services provided, and the firm's risk in positioning a block of securities.
Although it is expected that each Portfolio Manager generally will seek reasonably competitive commission rates, a Portfolio Manager will not necessarily pay the lowest commission available on each transaction. The
Portfolio Managers will typically have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokerage practices adopted by Portfolio Managers with respect to Portfolio Funds may vary and will be governed by each Portfolio Fund's organizational documents.

            Consistent with the principle of seeking best price and execution, a
Portfolio Manager may place orders for a Portfolio Fund or Portfolio Account with brokers that provide the Portfolio Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The expenses of the Portfolio Managers are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Portfolio Managers or their affiliates in providing services to clients other than the Portfolio Funds and the Portfolio Accounts they manage. In addition, not all of the supplemental information is necessarily used by a Portfolio Manager in connection with the Portfolio Fund or Portfolio
Account it manages. Conversely, the information provided to a Portfolio Manager by brokers and dealers through which other clients of the Portfolio Manager or its affiliates effect securities transactions may be useful to the Portfolio
Manager in providing services to the Portfolio Fund or a Portfolio Account.

            It is anticipated that Portfolio Managers (including each Portfolio
Manager retained to manage a Portfolio Account) will generally follow brokerage placement practices similar to those described above. The brokerage placement practices described above will also be followed by the Investment Manager to the extent it places transactions for the Fund. However, certain Portfolio Managers
(other than those managing Portfolio Accounts) may have policies that permit the use of brokerage commissions of a Portfolio Fund to obtain products or services that are not research related and that may benefit the Portfolio Manager.

                               VALUATION OF ASSETS

      The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

      The Fund's investment in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate, pursuant to which the Fund will value its investments in Portfolio
Funds at fair value. The Fund's investments in Portfolio Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Portfolio Fund. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Portfolio Fund and are net of management and performance incentive fees or allocations payable to the
Portfolio Managers pursuant to the Portfolio Funds' agreements. Where no value is readily available from a Portfolio Fund or where a value is supplied by a
Portfolio Fund is deemed not to be indicative of its value, the Portfolio Fund will be valued at fair value as determined in good faith by the Board of
Directors or in accordance with the procedures adopted by the Board of
Directors. In accordance with the Advisory Agreement, the Adviser values the
Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

      To the extent Portfolio Managers are engaged to manage the Portfolio
Accounts, the Fund will value portfolio securities of the Portfolio Accounts managed by the Portfolio Managers as described below:

            Equity securities, puts, calls and futures traded on a U.S.
            securities exchange or on NASDAQ are valued as follows:

                  (1)if last sale information is regularly reported, they are valued at the last reported sale price on the principal
                     exchange on which they are traded or on NASDAQ, as
                     applicable, on that day, or

                  (2)if last sale information is not available on a valuation date, they are valued at the last reported sale price
                     preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation
                     date.

            Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

                  (1)at the last sale price available to the pricing service approved by the Board of Directors, or

                  (2)at the last sale price obtained by the Adviser from the report of the principal exchange on which the security is
                     traded at its last trading session on or immediately before the valuation date, or

                  (3)at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market
                     makers in the security.

            The following securities are valued at the mean between the "bid"
            and "asked" prices determined by a pricing service approved by the
            Board of Directors or obtained by the Adviser from two active market makers in the security on the basis of reasonable inquiry:

                  (1)debt instruments that have a maturity of more than 397
                     days when issued,

                  (2)debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60
                     days,

                  (3)non-money market debt instruments that had a maturity of
                     397 days or less when issued and which have a remaining
                     maturity of 60 days or less, and
                  (4)puts, calls and futures that are not traded on an exchange or on NASDAQ.

            Money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.

            Securities (including restricted securities) not having
            readily-available market quotations are valued at fair value determined under procedures established by the Board of Directors.
            If the Adviser is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and
            "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available). The Fund's interests in Portfolio Funds will not have readily available market quotations and will be valued at their
            "fair value," as determined under procedures established by the
            Board of Directors. As described in the prospectus, with respect to its interests in Portfolio Funds, the Fund will normally rely on valuation information provided by Portfolio Managers as being the
            "fair value" of such investments. The Board of Directors, however, will consider such information provided by Portfolio Managers, as well as other available information, and may possibly conclude in unusual circumstances that the information provided by a Portfolio
            Manager does not represent the "fair value" of the Fund's interests in Portfolio Funds.

            In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Adviser may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Adviser will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

            The closing prices in the London foreign exchange market on a particular business day that are provided by a bank, dealer or pricing service that the Adviser has determined to be reliable are used to value foreign currency, including forward foreign currency contracts, and to determine the U.S. dollar value of securities that are denominated or quoted in foreign currency.

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

            Ernst & Young LLP serves as the Independent Registered Public
Accounting Firm of the Fund. Its principal business address is 5 Times Square,
New York, NY 10036.

            Mayer, Brown, Rowe & Maw LLP, New York, New York, acts as Fund
Counsel and Independent Director Counsel.

                                    CUSTODIAN

            PFPC Trust Company (the "Custodian") serves as the custodian of the
Fund's assets, and may maintain custody of the Fund's assets with domestic and
non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board. Assets of the Fund are not held by the Adviser or the Investment Manager or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of _______________, 2005, the Adviser owned, beneficially and of record, approximately _____% of the Shares. The Adviser is a corporation organized under the laws of Colorado and maintains its principal office at Two
World Financial Center, 225 Liberty Street, New York, New York 10281-1008. Also
as of that date, the Investment Manager, an affiliate of the Adviser, owned approximately _____% of the Shares. The Adviser is indirectly wholly-owned by
MassMutual, a mutual life insurance company organized under the laws of the
Commonwealth of Massachusetts and maintains its principal office at 1295 State
Street, Springfield, Massachusetts 01111.

            Shares held by the Adviser alone or by the Adviser and the
Investment Manager together constitute more than ____% of the Shares, and so the
Adviser and the Investment Manager may be deemed to control the Fund and generally would be in a position to control the outcome of voting on matters as to which Shareholders are entitled to vote.

            No other person owned, beneficially or of record, 5% or more of the outstanding Shares.

                            SUMMARY OF LLC AGREEMENT

            The following is a summary description of additional items and of select provisions of the LLC Agreement that are not described elsewhere in this
SAI or in the Fund's prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the LLC
Agreement contained in Appendix B to the prospectus.

LIABILITY OF SHAREHOLDERS

            Shareholders in the Fund will be members of a limited liability company as provided under Delaware law. Under Delaware law and the LLC
Agreement, a Member will not be liable for the debts, obligations or liabilities of the Fund solely by reason of being a Member, except that the Member may be obligated to make capital contributions to the Fund pursuant to the LLC
Agreement, to repay any funds wrongfully distributed to the Member. A Member may be required to contribute to the Fund, whether before or after the Fund's dissolution or after the Member ceases to be a Member, such amounts as the Fund deems necessary to meet the Fund's debts, obligations or liabilities (not to exceed for any Member, the aggregate amount of any distributions, amounts in connection with the repurchase of all or a portion of the Member's interests and any other amounts received by the Member from the Fund during or after the fiscal year to which any debt, obligation or liability of the Fund is incurred).

DUTY OF CARE

            The LLC Agreement provides that neither the Directors, the Adviser, or the Investment Manager (including certain of their affiliates, among others)
shall be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The LLC Agreement also contains provisions for the indemnification, to the extent permitted by law, of the Directors by the Fund, but not by the Shareholders individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund. A
Director will not be personally liable to any Shareholder for the repayment of any investment made by a shareholder or by reason of any change in the Federal or state income tax laws applicable to the Fund or its Shareholders. The rights of indemnification and exculpation provided under the LLC Agreement do not provide for indemnification of a Director for any liability, including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

                                POWER OF ATTORNEY

            By purchasing Shares and by signing the LLC Agreement (which each
Member will do by virtue of signing the Shareholder certification form attached to the prospectus as Appendix A), each Shareholder will appoint the Adviser and each of the Directors his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuance of the Fund as a limited liability company under Delaware law or signing all instruments effecting authorized changes in the Fund or the LLC Agreement and conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

            The power-of-attorney granted in the LLC Agreement is a special power-of-attorney coupled with an interest in favor of the Adviser and each of the Directors and as such is irrevocable and continues in effect until all of such Shareholder's Shares have been withdrawn pursuant to a repurchase or redemption of the Shares or a permitted transfer to one or more eligible transferees.

                        TERM, DISSOLUTION AND LIQUIDATION

            The Fund will be dissolved:

o              upon the affirmative vote to dissolve the Fund by both (1) the
               Board and (2) Shareholders holding at least two-thirds of the total number of votes eligible to be cast by all Shareholders;
o              upon the expiration of any two-year period that commences on the date on which any Shareholder has submitted a written notice to the Fund requesting the repurchase of all Shares owned by such
               Shareholder, in accordance with the LLC Agreement, if the Fund has not repurchased the Shareholder's Shares;

o     at the election of the Adviser;

o     upon the  failure of  Shareholders  to elect  successor  Directors  at a meeting  called by the  Adviser  when no  Director  remains  to continue the business of the Fund; or

o     as required by operation of law.

            Upon the occurrence of any event of dissolution, the Board or the
Adviser, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint the Adviser to act as liquidator or is unable to perform this function), is charged with winding up the affairs of the
Fund and liquidating its assets.

            Upon the dissolution of the Fund, its assets are to be distributed
(1) first to satisfy the debts, liabilities and obligations of the Fund, other than debts to Shareholders, including actual or anticipated liquidation expenses, (2) next to satisfy debts, liabilities and obligations owing to the
Shareholders, and (3) finally to the Shareholders proportionately in accordance with their share balances. Assets may be distributed in-kind on a pro rata basis if the Board or liquidator determines that such a distribution would be in the interests of the Shareholders in facilitating an orderly liquidation.

                                     VOTING

            Each Shareholder has the right to cast a number of votes equal to the number of shares owned at a meeting of Shareholders called by the Board or by Shareholders holding 25% or more of the total number of votes eligible to be cast. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including the election of Directors, approval of the Fund's agreement any investment adviser of the Fund, and approval of the Company's auditors, and on certain other matters, to the extent that the Investment
Company Act requires a vote of Shareholders on any such matters. Except for the exercise of their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund.

                             REPORTS TO SHAREHOLDERS

            The Fund will furnish to Shareholders as soon as practicable after the end of each taxable year such information as is necessary for such
Shareholders to complete Federal and state income tax or information returns, along with any other tax information required by law. The Fund will send to
Shareholders a semi-annual and an audited annual report within 60 days after the close of the period for which it is being made, or as otherwise required by the
Investment Company Act. Quarterly reports from the Adviser or the Investment
Manager regarding the Fund's operations during each fiscal quarter also will be sent to Shareholders.

                                   FISCAL YEAR

            For accounting purposes, the Fund's fiscal year is the 12-month period ending on March 31. For tax purposes, the Fund intends to adopt the
12-month period ending March 31 of each year will be the taxable year of the
Fund as its taxable year. However, in certain circumstances the Fund may be required to adopt a taxable year ending on another date.

                       FUND ADVERTISING AND SALES MATERIAL

            Advertisements and sales literature relating to the Fund and reports to Shareholders may include quotations of investment performance. In these materials, the Fund's performance will normally be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses and the Incentive Fee. Other methods may also be used to portray the
Fund's investment performance.

            The Fund's investment performance will vary from time to time, and past results are not necessarily representative of future results.

            Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund's investment performance to the performance of recognized market indices and indices, including but not limited to the
CSFB/Tremont Hedge Fund Index, an index prepared in part by Tremont Advisers,
Inc., an affiliate of the Adviser and the Investment Manager. Comparisons may
also be made to economic and financial trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

              NO LETTER OF INTENT; LIMITED RIGHT OF ACCUMULATION

     Under a Right of  Accumulation  in  determining  the  applicable  load, the amount  of each  additional  investment  in the  Fund by a  Shareholder  will be aggregated with the amount of the Shareholder's initial investment and any other additional  investments  in the Fund (net of the value of all Shares held by the
Shareholder  repurchased by the Fund).  However, for purposes of determining the sales load for your investment sin the Fund the right of accumulation privileges do not apply to investments in other funds managed by OppenheimerFunds,  Inc. or its affiliates. The Fund no longer offers Letters of Intent.

                              FINANCIAL STATEMENTS

      The Fund's audited financial statements for the year ended March 31,
2005 immediately follow. [to be provided]

                                   APPENDIX A

                               Sales Load Waivers

In certain cases, the initial sales load that applies to purchases of Interests may be waived in recognition of the realization of the economies of sales efforts by OppenheimerFunds Distributor, Inc. ("OFDI"), or by dealers or other financial institutions that offer Interests to certain classes of investors.

For the purposes of some of the waivers described below and as described in the prospectus, the term "Retirement Plan" refers to the following types of plans:

(1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
      Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans1
(4)   Group Retirement Plans2
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
      Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a waiver in a particular case is in the sole discretion of OFDI. These waivers may be amended or terminated at any time by the Fund, OFDI, and/or OppenheimerFunds, Inc. (the
"Adviser").
Waivers must be requested by the investor and/or the investor's broker or dealer at the time of purchase.

--------------

1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Shares are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with OFDI and all members of the group participating in (or who are eligible to participate in) the plan to purchase
   Shares through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,
   SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Shares through a single investment dealer, broker or other financial institution that has made special arrangements with OFDI enabling those plans to purchase Shares.

                            II. Waivers of Sales Load

A. Waivers of Sales Load for Certain Purchasers.

Interests purchased by the following investors are not subject to any sales load
(and no commissions to brokers or dealers are paid by OFDI on such purchases):

|_|   The Adviser or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Adviser and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Adviser or OFDI for that purpose.

|_|      Dealers or brokers that have a sales agreement with OFDI, if they purchase Shares for their own accounts or for retirement plans for their employees.

|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to OFDI) or with OFDI. The purchaser must certify to
         OFDI at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_|      Dealers, brokers, banks or registered investment advisers that have entered into an agreement with OFDI providing specifically for the use of Interests in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or adviser for the purchase or sale of Shares.
|_|      Investment advisers and financial planners who have entered into an agreement for this purpose with OFDI and who charge an advisory, consulting or other fee for their services and buy Shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy Shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with OFDI for those purchases.
|_|   Clients of investment advisers or financial planners (who have entered into an agreement for this purpose with OFDI) who buy Shares for their own accounts may also purchase Shares without a sales load but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which OFDI has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing
         Shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisers or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns Shares for those persons.

|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (OFDI must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with OFDI.

|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with OFDI to sell Shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|_|      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with
         OFDI for those purchases.

B. Waivers of Sales Load in Certain Transactions.

Shares issued or purchased in the following transactions are not subject to sales loads (and no commissions to brokers or dealers are paid by OFDI on such purchases):

|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of distributions reinvested from the
         Fund.
      Shares purchased through a broker-dealer that has entered into a special agreement with OFDI to allow the broker's customers to purchase and pay for Interests using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Adviser or any of its subsidiaries) on which an initial sales charge was paid.
         This waiver must be requested when the purchase order is placed for
         Interests, and OFDI may require evidence of qualification for this waiver.
      Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Adviser or an affiliate acts as sponsor.

PX0372.0505

--------------
11 The calculation of a particular exempt organization's UBTI would also be affected if it incurs indebtedness to finance its investment in the Fund. An exempt organization is required to make estimated tax payments with respect to its UBTI.
12 Certain exempt organizations which realize UBTI in a taxable year will not constitute "qualified organizations" for purposes of Section 514(c)(9)(B)(vi)(I)
of the Code, pursuant to which, in limited circumstances, income from certain real estate partnerships in which such organizations invest might be treated as exempt from UBTI. A prospective tax-exempt Member should consult its tax adviser in this regard.
13 New York State (but not New York City) generally exempts from corporate franchise tax a non-New York corporation which (i) does not actually or constructively own a 1% or greater limited partnership interest in a partnership doing business in New York and (ii) has a tax basis in such limited partnership interest not greater than $1 million.

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                                FORM N-2 - PART C

                                OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

1. Financial Statements: To be filed by amendment.

     Part A:  Financial Highlights. To be filed by amendment.

     Part  B:  Report  of  Independent  Auditors,   Statement  of  Assets  and
Liabilities, Notes to Financial Statements.  To be filed by amendment.

2. Exhibits:

     (a) (i) Certificate of Formation of the Registrant: Previously filed with
Registrant's initial registration statement , 10/17/01, and incorporated herein by reference.

         (ii) Limited Liability Company Agreement of the Registrant: Filed
herewith.

     (b) Not applicable.

     (c) Not applicable.

     (d) Not applicable.

     (e) Not applicable.

     (f) Not applicable.

     (g) (i) Investment Advisory Agreement: To be filed by amendment.

         (ii) Investment Sub-Advisory Agreement: Previously filed with
Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg. No.
333-71716, 12/7/01) and incorporated herein by reference.

     (h) (i) Distributor's Agreement: Previously filed with Pre-Effective
Amendment No. 1 to Registrant's Registration Statement (Reg. No. 333-71716,
12/7/01) and incorporated herein by reference.

         (ii) Form of Selling Agreement between OppenheimerFunds Distributor,
Inc. and selected dealers: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg. No. 333-71716, 12/7/01) and
incorporated herein by reference.

     (i) Not applicable.

     (j) Custody Agreement: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg. No. 333-71716, 12/7/01) and
incorporated herein by reference.

     (k) (i) Escrow Agreement: Previously filed with Pre-Effective Amendment No.
1 to Registrant's Registration Statement (Reg. No. 333-71716, 12/7/01) and
incorporated herein by reference.

         (ii) Administration Agreement: Previously filed with Pre-Effective
Amendment No. 1 to Registrant's Registration Statement (Reg. No. 333-71716,
12/7/01) and incorporated herein by reference.

         (iii) Form of Investor Servicing Agreement: Previously filed with
Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg. No.
333-71716, 12/7/01) and incorporated herein by reference.

         (iv) Fund and Investor Accounting Services Agreement: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg.
No. 333-71716, 12/7/01) and incorporated herein by reference.

     (l) Opinion and Consent of Schulte Roth & Zabel LLP: Previously filed with
Pre-Effective Amendment No. 2 to Registrant's Registration Statement (Reg. No.
333-71716, 12/7/01) and incorporated herein by reference.

     (m) Not applicable.

     (n) (i) Opinion and Consent of Schulte Roth & Zabel LLP on tax matters:
Previously filed with Pre-Effective Amendment No. 2 to Registrant's Registration
Statement (Reg. No. 333-71716, 12/7/01) and incorporated herein by reference.

         (ii) Consent of Ernst & Young as Independent Auditors: To be filed by amendment.

     (o) Powers of Attorney for all Managers and Principal Officers: Previously
filed with the Initial Registration Statement of Oppenheimer Dividend Growth
Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

     (p) Agreement Regarding Provision of Initial Capital: Previously filed with
Pre-Effective Amendment No. 1 to Registrant's Registration Statement (Reg. No.
333-71716, 12/7/01) and incorporated herein by reference.

     (q) Not applicable.

     (r) (i) Code of Ethics of the Oppenheimer Funds dated February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Dividend Growth Fund (Reg. No.
333-122902), 2/18/05, and incorporated herein by reference.

Item 26.  Marketing Arrangements

     Not applicable.

Item 27.  Other Expenses of Issuance and Distribution

            Registration fees $11,770
            Legal fees         10,000
            NASD fees
            Blue Sky fees
            Accounting fees     5,000
            Printing
            Miscellaneous      10,000
                             -------

                  Total     $37,770

Item 28.  Persons Controlled by or Under Common Control with the Registrant

     None.

Item 29.  Number of Holders of Securities

     As of February 28, 2005, the number of record holders of each class of securities of the registrant, is shown below:

                       (1) (2) Title of Class Number of Recordholders

         Limited liability company                   732
         interests

Item 30.  Indemnification

     Reference is made in the provisions of Section 3.7 of Registrant's limited liability company agreement filed as Appendix C to the prospectus contained in this Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Managers, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Manager, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such Manager, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

     OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 30(b) below.

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lizbeth Aaron-DiGiovanni,      Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Assistant Vice President &     Officer at Great  West-Life  & Annuity  Insurance
Associate Counsel              Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                                 Staff Attorney.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch, Formerly (until February 2004) an independent Assistant Vice
President consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim, A senior economist with the Federal Reserve Vice President
Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vie President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                                Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                                 (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Hyer,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private
                                Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January 2005. Formerly Executive Vice
                               President-Head of Fidelity Tax-Exempt Services
                               Business at Fidelity Investments (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                             (July 1990-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                             Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;   Chairman,   Chief  Executive  Officer,
                               Senior  Managing  Director  and  Director  of OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                                Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               Institutional  Asset  Management,  Inc.,  Trinity
                               Investment   Management   Corporation,    Tremont
                               Capital  Management,   Inc.,   HarbourView  Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                                 October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004) prior to which he was an Assistant Vice
                               President, Director of Trust Services at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                                1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                  Investment Management Corporation and of OFI
                                 Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                             (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting  and  Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.; Chief Financial
                               Officer   of   HarbourView    Asset    Management
                               Corporation,  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and OFI
                               Institutional  Asset  Management,  Inc.  Formerly
                               (until    March   2004)   Vice    President    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited; Senior Vice President (Managing
                               Director of the International Division) of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                                Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant Secretary of  OppenheimerFunds  plc and
                               OppenheimerFunds  International  Ltd.;  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series) OFI Tremont
Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund Oppenheimer
AMT-Free Municipals Oppenheimer AMT-Free New York Municipals Oppenheimer
Balanced Fund Oppenheimer California Municipal Fund Oppenheimer Capital
Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund Oppenheimer Convertible Securities Fund (Bond
Fund Series) Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity
Funds) Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State
Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series): Oppenheimer Aggressive Growth
     Fund/VA Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation
     Fund/VA Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer Money Fund/VA Oppenheimer
     Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 32.  Location of Accounts and Records

     The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008.

Item 33.  Management Services

     Not applicable

Item 34.  Undertakings

     I. The Registrant undertakes to suspend the offering of Interests until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

     II. The Registrant hereby undertakes:

         (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

              (i) to include any prospectus required by Section 10(a)(3) of the
Securities Act of 1933;

              (ii)to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) under the Securities Act of
1933 if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the
"Calculation of Registration Fee" table in the effective registration statement;
and

              (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

         (b) that, for the purpose of determining any liability under the
Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the Interests offered therein, and the offering of the Interests at that time shall be deemed be the initial bona fide offering thereof; and

         (c) to remove from registration by means of a post-effective amendment any of the Interests being registered which remain unsold at the termination of the offering.

     III.The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional
Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of New York, and State of New York, on the 21st day of April, 2005.

                        Oppenheimer Tremont Opportunity Fund, LLC

                        By:  /s/ John V. Murphy
                        ---------------------------------------------
                          John V. Murphy, President, Principal
                          Executive Officer, & Manager

Pursuant to requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                         Date

/s/  John V. Murphy*         President, Principal          April 21, 2005
-----------------------      Executive Officer
John V. Murphy               and Manager

/s/  Brian W. Wixted*        Treasurer and Principal       April 21, 2005
-------------------------    Financial and Accounting
Brian W. Wixted              Officer

/s/  Ronald J. Abdow*        Manager                       April 21, 2005
-------------------------
Ronald J. Abdow

/s/  Eustis Walcott*         Manager                       April 21, 2005
---------------------
Eustis Walcott

/s/  Joseph M. Wikler*       Manager                       April 21, 2005
-------------------------
Joseph M. Wikler

/s/  Peter I. Wold*          Manager                       April 21, 2005
--------------------
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      ----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                         Post-Effective Amendment No. 14

                           1933 Act File No. 333-71722

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

2(a)(ii)          Limited Liability Company Agreement of the Registrant